UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VFR-SEM

MFS® RESEARCH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	3.3%
JPMorgan Chase & Co.	2.3%
Johnson & Johnson	2.3%
Bank of America Corp.	2.2%
Danaher Corp.	2.2%
Exxon Mobil Corp.	2.1%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%
PepsiCo, Inc.	1.8%
Google, Inc., “A”	1.7%

Global equity sectors (i)
Technology	18.5%
Financial Services	15.9%
Energy	14.3%
Capital Goods	14.0%
Health Care	12.3%
Consumer Cyclicals	10.8%
Consumer Staples	9.3%
Telecommunications/Cable Television	4.2%

(i)	For purposes of this presentation, the components include the market value of securities and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

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MFS Research Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

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MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.89%	$1,000.00	$921.57	$4.24
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$920.63	$5.43
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 2.5%
Goodrich Corp.	26,220	$1,737,070
Honeywell International, Inc.	33,460	1,305,944
Lockheed Martin Corp.	16,160	1,203,920

		$4,246,934

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	18,930	$1,278,722

Biotechnology – 1.9%
Amgen, Inc. (a)	34,340	$1,806,284
Gilead Sciences, Inc. (a)	42,440	1,454,843

		$3,261,127

Broadcasting – 1.1%
Discovery Communications, Inc., “A” (a)	14,000	$499,940
Walt Disney Co.	45,920	1,446,480

		$1,946,420

Brokerage & Asset Managers – 2.0%
Affiliated Managers Group, Inc. (a)	13,740	$834,980
Charles Schwab Corp.	41,750	592,015
CME Group, Inc.	2,180	613,779
Franklin Resources, Inc.	12,420	1,070,480
GFI Group, Inc.	67,320	375,646

		$3,486,900

Business Services – 1.5%
Accenture Ltd., “A”	39,610	$1,530,927
MasterCard, Inc., “A”	5,340	1,065,490

		$2,596,417

Cable TV – 1.0%
Comcast Corp., “Special A”	62,080	$1,019,974
DIRECTV Group, Inc., “A” (a)	20,850	707,232

		$1,727,206

Chemicals – 1.9%
Celanese Corp.	42,100	$1,048,711
Ecolab, Inc.	3,400	152,694
Monsanto Co.	46,000	2,126,120

		$3,327,525

Computer Software – 2.6%
Adobe Systems, Inc. (a)	35,460	$937,208
Autodesk, Inc. (a)	33,800	823,368
Oracle Corp.	126,250	2,709,325

		$4,469,901

Computer Software – Systems – 7.2%
3Par, Inc. (a)	50,860	$473,507
Apple, Inc. (a)	22,860	5,749,976
Dell, Inc. (a)	103,460	1,247,728
EMC Corp. (a)	117,990	2,159,217
Hewlett-Packard Co.	65,370	2,829,214

		$12,459,642

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Sherwin-Williams Co.	15,580	$1,077,980

Consumer Products – 2.5%
Colgate-Palmolive Co.	33,600	$2,646,336
Procter & Gamble Co.	28,990	1,738,820

		$4,385,156

Consumer Services – 0.7%
DeVry, Inc.	14,950	$784,726
Monster Worldwide, Inc. (a)	41,770	486,621

		$1,271,347

Electrical Equipment – 2.2%
Danaher Corp.	102,220	$3,794,406

Electronics – 2.9%
First Solar, Inc. (a)	6,410	$729,650
Intel Corp.	130,430	2,536,864
Microchip Technology, Inc.	34,960	969,790
Samsung Electronics Co. Ltd., GDR	2,725	852,506

		$5,088,810

Energy – Independent – 3.2%
Anadarko Petroleum Corp.	26,170	$944,475
Apache Corp.	18,090	1,522,997
CONSOL Energy, Inc.	6,480	218,765
Massey Energy Co.	10,860	297,021
Noble Energy, Inc.	14,730	888,661
Occidental Petroleum Corp.	14,940	1,152,621
Southwestern Energy Co. (a)	13,600	525,504

		$5,550,044

Energy – Integrated – 4.5%
Chevron Corp.	50,330	$3,415,394
Exxon Mobil Corp. (s)	62,250	3,552,608
Hess Corp.	15,620	786,311

		$7,754,313

Engineering – Construction – 1.3%
Fluor Corp.	52,480	$2,230,400

Food & Beverages – 4.4%
Dr Pepper Snapple Group, Inc.	28,230	$1,055,520
General Mills, Inc.	51,370	1,824,662
Kellogg Co.	32,220	1,620,666
PepsiCo, Inc. (s)	50,260	3,063,347

		$7,564,195

Food & Drug Stores – 0.7%
Walgreen Co.	38,760	$1,034,892
Whole Foods Market, Inc. (a)	5,110	184,062

		$1,218,954

Gaming & Lodging – 0.4%
International Game Technology	42,430	$666,151

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MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 3.0%
Dollar General Corp. (a)	21,510	$592,601
Kohl’s Corp. (a)	20,490	973,275
Target Corp.	42,200	2,074,974
Wal-Mart Stores, Inc.	31,130	1,496,419

		$5,137,269

Health Maintenance Organizations – 0.4%
WellPoint, Inc. (a)	15,400	$753,522

Insurance – 3.3%
ACE Ltd.	17,800	$916,344
Aflac, Inc.	24,040	1,025,787
Chubb Corp.	18,220	911,182
Genworth Financial, Inc. (a)	27,060	353,674
MetLife, Inc.	29,250	1,104,480
Prudential Financial, Inc.	24,330	1,305,548

		$5,617,015

Internet – 1.7%
Google, Inc., “A” (a)	6,610	$2,941,120

Machinery & Tools – 0.4%
Bucyrus International, Inc.	13,240	$628,238

Major Banks – 8.1%
Bank of America Corp.	269,950	$3,879,182
Bank of New York Mellon Corp.	48,819	1,205,341
Goldman Sachs Group, Inc.	20,170	2,647,716
JPMorgan Chase & Co. (s)	107,280	3,927,521
KeyCorp	116,530	896,116
State Street Corp.	13,270	448,791
SunTrust Banks, Inc.	38,200	890,060

		$13,894,727

Medical & Health Technology & Services – 1.4%
DaVita, Inc. (a)	14,720	$919,117
Patterson Cos., Inc.	25,220	719,527
VCA Antech, Inc. (a)	30,000	742,800

		$2,381,444

Medical Equipment – 4.2%
Becton, Dickinson & Co.	24,150	$1,633,023
Medtronic, Inc.	46,760	1,695,985
St. Jude Medical, Inc. (a)	48,380	1,746,034
Thermo Fisher Scientific, Inc. (a)	26,850	1,316,993
Waters Corp. (a)	13,500	873,450

		$7,265,485

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	7,280	$343,325
United States Steel Corp.	19,400	747,870

		$1,091,195

Natural Gas – Distribution – 1.0%
EQT Corp.	8,280	$299,239
QEP Resources, Inc. (a)(w)	23,900	736,837
Questar Corp. (a)(w)	37,200	600,780

		$1,636,856

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	23,660	$432,505

Network & Telecom – 2.6%
Cisco Systems, Inc. (a)	160,430	$3,418,763
Juniper Networks, Inc. (a)	46,780	1,067,520

		$4,486,283

Oil Services – 2.5%
Dresser-Rand Group, Inc. (a)	10,980	$346,419
Halliburton Co.	64,490	1,583,230
Noble Corp.	22,910	708,148
Schlumberger Ltd.	31,510	1,743,763

		$4,381,560

Other Banks & Diversified Financials – 1.9%
American Express Co.	28,980	$1,150,506
Citigroup, Inc. (a)	222,440	836,374
Marshall & Ilsley Corp.	65,740	472,013
Zions Bancorporation	38,400	828,288

		$3,287,181

Pharmaceuticals – 4.4%
Abbott Laboratories	50,650	$2,369,407
Johnson & Johnson	66,280	3,914,497
Teva Pharmaceutical Industries Ltd., ADR	24,690	1,283,633

		$7,567,537

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., “B”	42,280	$1,250,270

Railroad & Shipping – 0.8%
Canadian National Railway Co.	23,020	$1,320,888

Restaurants – 1.0%
McDonald’s Corp.	25,680	$1,691,542

Specialty Chemicals – 1.5%
Albemarle Corp.	20,440	$811,672
Praxair, Inc.	16,980	1,290,310
Rockwood Holdings, Inc. (a)	19,290	437,690

		$2,539,672

Specialty Stores – 3.2%
Abercrombie & Fitch Co., “A”	25,960	$796,712
Amazon.com, Inc. (a)	8,310	907,951
Home Depot, Inc.	34,470	967,573
Limited Brands, Inc.	34,300	757,001
PetSmart, Inc.	29,290	883,679
Staples, Inc.	63,750	1,214,438

		$5,527,354

Telecommunications – Wireless – 0.3%
Cellcom Israel Ltd.	13,270	$331,750
Sprint Nextel Corp. (a)	46,450	196,948

		$528,698

Telephone Services – 2.9%
American Tower Corp., “A” (a)	21,010	$934,945
AT&T, Inc.	102,490	2,479,233

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MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Qwest Communications International, Inc.	206,330	$1,083,233
Virgin Media, Inc.	28,700	479,003

		$4,976,414

Tobacco – 2.4%
Altria Group, Inc.	80,760	$1,618,430
Philip Morris International, Inc.	55,650	2,550,996

		$4,169,426

Trucking – 1.3%
Expeditors International of Washington, Inc.	64,990	$2,242,805

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	44,410	$1,434,443
Calpine Corp. (a)	21,310	271,063
CMS Energy Corp.	87,280	1,278,652
PG&E Corp.	37,470	1,540,017

		$4,524,175

Total Common Stocks (Identified Cost, $182,685,581)		$169,675,731

CONVERTIBLE PREFERRED STOCKS – 0.9%
Other Banks & Diversified Financials – 0.7%
Citigroup, Inc., 7.5%	10,000	$1,130,000

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	8,420	$437,885

Total Convertible Preferred Stocks (Identified Cost, $1,690,767)		$1,567,885

MONEY MARKET FUNDS (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	3,078,029	$3,078,029

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.0%
Metals & Mining – 0.0%
United States Steel Corp. – October 2010 @ $75	428	$4,280

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., “B” – August 2010 @ $60	2,543	$0

Total Call Options Purchased (Premiums Paid, $306,044)		$4,280

Total Investments (Identified Cost, $187,760,421)		$174,325,925

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(1,695,992)

Net Assets – 100.0%		$172,629,933

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $162,845. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At June 30, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $184,682,392)	$171,247,896
Underlying funds, at cost and value	3,078,029
Total investments, at value (identified cost, $187,760,421)	$174,325,925
Cash	9,650
Receivables for
Investments sold	3,819,205
Fund shares sold	37,835
Interest and dividends	165,061
Other assets	1,269
Total assets		$178,358,945
Liabilities
Payables for
Investments purchased	$5,206,543
Fund shares reacquired	429,207
Payable to affiliates
Investment adviser	7,295
Shareholder servicing costs	294
Distribution and/or service fees	226
Administrative services fee	190
Payable for independent Trustees’ compensation	795
Accrued expenses and other liabilities	84,462
Total liabilities		$5,729,012
Net assets		$172,629,933
Net assets consist of
Paid-in capital	$385,555,776
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(13,434,496)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(200,198,870)
Undistributed net investment income	707,523
Net assets		$172,629,933
Shares of beneficial interest outstanding		11,404,799

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$156,606,966	10,341,713	$15.14
Service Class	16,022,967	1,063,086	15.07

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$1,588,477
Interest	9,526
Dividends from underlying funds	828
Foreign taxes withheld	(6,515)
Total investment income		$1,592,316
Expenses
Management fee	$728,034
Distribution and/or service fees	21,689
Shareholder servicing costs	12,206
Administrative services fee	18,963
Independent Trustees’ compensation	3,210
Custodian fee	20,770
Shareholder communications	35,160
Auditing fees	24,211
Legal fees	2,026
Dividend and interest expense on securities sold short	9,100
Miscellaneous	9,311
Total expenses		$884,680
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(637)
Net expenses		$884,038
Net investment income		$708,278
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,584,441
Securities sold short	120,823
Foreign currency transactions	(2,665)
Net realized gain (loss) on investments and foreign currency transactions		$8,702,599
Change in unrealized appreciation (depreciation)
Investments	$(24,003,443)
Securities sold short	(56,685)
Translation of assets and liabilities in foreign currencies	(193)
Net unrealized gain (loss) on investments and foreign currency translation		$(24,060,321)
Net realized and unrealized gain (loss) on investments and foreign currency		$(15,357,722)
Change in net assets from operations		$(14,649,444)

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$708,278	$1,761,950
Net realized gain (loss) on investments and foreign currency transactions	8,702,599	(24,371,574)
Net unrealized gain (loss) on investments and foreign currency translation	(24,060,321)	69,287,638
Change in net assets from operations	$(14,649,444)	$46,678,014
Distributions declared to shareholders
From net investment income	$(1,762,583)	$(2,452,982)
Change in net assets from fund share transactions	$(8,382,902)	$(9,268,512)
Total change in net assets	$(24,794,929)	$34,956,520
Net assets
At beginning of period	197,424,862	162,468,342
At end of period (including undistributed net investment income of $707,523 and $1,761,828, respectively)	$172,629,933	$197,424,862

See Notes to Financial Statements

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MFS Research Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$16.57		$12.90	$20.28		$18.04	$16.41	$15.30
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.18		$0.09	$0.12	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.34)		3.72	(7.47)		2.28	1.59	1.11
Total from investment operations	$(1.28)		$3.87	$(7.29)		$2.37	$1.71	$1.18
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.20)	$(0.09)		$(0.13)	$(0.08)	$(0.07)
Net asset value, end of period	$15.14		$16.57	$12.90		$20.28	$18.04	$16.41
Total return (%) (k)(r)(s)	(7.84	)(n)	30.54	(36.09	)(t)	13.20	10.48	7.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.88		0.88	0.90	0.93
Expenses after expense reductions (f)	0.89	(a)	0.90	0.88		0.88	0.89	0.93
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.88	(a)	0.90	N/A		N/A	N/A	N/A
Net investment income	0.75	(a)	1.05	1.04		0.46	0.71	0.47
Portfolio turnover	38		107	123		87	90	93
Net assets at end of period (000 omitted)	$156,607		$180,229	$149,517		$281,339	$267,602	$289,472

See Notes to Financial Statements

11

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$16.48		$12.82	$20.16		$17.94	$16.33	$15.23
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.13		$0.05	$0.09	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.33)		3.71	(7.42)		2.26	1.57	1.11
Total from investment operations	$(1.29)		$3.82	$(7.29)		$2.31	$1.66	$1.15
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.05)		$(0.09)	$(0.05)	$(0.05)
Net asset value, end of period	$15.07		$16.48	$12.82		$20.16	$17.94	$16.33
Total return (%) (k)(r)(s)	(7.94	)(n)	30.20	(36.25	)(t)	12.93	10.20	7.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	1.14		1.13	1.14	1.19
Expenses after expense reductions (f)	1.14	(a)	1.15	1.13		1.13	1.14	1.19
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.13	(a)	1.15	N/A		N/A	N/A	N/A
Net investment income	0.50	(a)	0.80	0.78		0.23	0.51	0.23
Portfolio turnover	38		107	123		87	90	93
Net assets at end of period (000 omitted)	$16,023		$17,196	$12,951		$21,116	$16,674	$13,533

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%.

See Notes to Financial Statements

12

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$165,770,965	$437,885	$—	$166,208,850
Canada	2,571,157	—	—	2,571,157
Israel	1,615,383	—	—	1,615,383
South Korea	—	852,506	—	852,506
Mutual Funds	3,078,029	—	—	3,078,029
Total Investments	$173,035,534	$1,290,391	$—	$174,325,925

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Equity Contracts	Purchased Equity Options	$4,280

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Investment Transactions (Purchased Options)
Equity Contracts	$(177,016)

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Investments (Purchased Options)
Equity Contracts	$(325,149)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2010, this expense amounted to $9,100. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund had no short sales outstanding.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$2,452,982

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/2010
Cost of investments	$188,105,820
Gross appreciation	6,873,971
Gross depreciation	(20,653,866)
Net unrealized appreciation (depreciation)	$(13,779,895)

As of 12/31/09
Undistributed ordinary income	1,761,828
Capital loss carryforwards	(208,482,108)
Other temporary differences	(17,084)
Net unrealized appreciation (depreciation)	10,223,548

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(162,851,213)
12/31/16	(20,169,637)
12/31/17	(25,461,258)
$(208,482,108)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,635,301	$2,291,426
Service Class	127,282	161,556
Total	$1,762,583	$2,452,982

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

17

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $11,618, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $588.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $795 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $637, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $72,544,537 and $82,462,973, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	549,253	$9,280,336	1,367,134	$18,881,402
Service Class	98,193	1,638,087	183,284	2,574,386
	647,446	$10,918,423	1,550,418	$21,455,788
Shares issued to shareholders in reinvestment of distributions
Initial Class	91,154	$1,635,301	183,903	$2,291,426
Service Class	7,123	127,282	13,008	161,556
	98,277	$1,762,583	196,911	$2,452,982
Shares reacquired
Initial Class	(1,178,296)	$(19,648,975)	(2,266,106)	$(30,950,570)
Service Class	(85,807)	(1,414,933)	(163,311)	(2,226,712)
	(1,264,103)	$(21,063,908)	(2,429,417)	$(33,177,282)
Net change
Initial Class	(537,889)	$(8,733,338)	(715,069)	$(9,777,742)
Service Class	19,509	350,436	32,981	509,230
	(518,380)	$(8,382,902)	(682,088)	$(9,268,512)

18

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,449 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,459,456	18,540,643	(16,922,070)	3,078,029

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$828	$3,078,029

19

MFS Research Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

20

MFS Research Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

21

MFS® INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10
VRI-SEM

MFS® RESEARCH INTERNATIONAL SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Research International Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
HSBC Holdings PLC	2.5%
Roche Holding AG	2.4%
Vodafone Group PLC	2.1%
Royal Dutch Shell PLC, “A”	2.0%
BNP Paribas	2.0%
TOTAL S.A.	2.0%
Siemens AG	1.9%
BHP Billiton PLC	1.9%
Sanofi-Aventis	1.8%

Global equity sectors
Financial Services	24.3%
Capital Goods	23.8%
Energy	12.7%
Health Care	8.7%
Technology	8.2%
Consumer Staples	8.1%
Consumer Cyclicals	7.9%
Telecommunications/Cable Television	5.9%

Issuer country weightings
Japan	17.3%
United Kingdom	16.2%
France	11.3%
Switzerland	10.0%
Germany	9.6%
Netherlands	6.1%
Hong Kong	4.3%
China	3.3%
Australia	3.0%
Other Countries	18.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Research International Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.10%	$1,000.00	$872.92	$5.11
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
Service Class	Actual	1.35%	$1,000.00	$871.28	$6.26
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Research International Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Alcoholic Beverages – 1.1%
Heineken N.V.	41,950	$1,778,234

Apparel Manufacturers – 2.2%
Li & Fung Ltd.	166,000	$743,103
LVMH Moet Hennessy Louis Vuitton S.A.	25,410	2,767,851

		$3,510,954

Automotive – 1.5%
Bayerische Motoren Werke AG	20,050	$969,783
Bridgestone Corp.	91,600	1,452,154

		$2,421,937

Broadcasting – 1.9%
Grupo Televisa S.A., ADR	9,770	$170,096
Publicis Groupe S.A. (l)	21,620	859,429
WPP Group PLC	206,358	1,940,545

		$2,970,070

Brokerage & Asset Managers – 3.6%
Aberdeen Asset Management PLC	355,170	$679,873
BM&F Bovespa S.A.	132,300	850,238
Deutsche Boerse AG	21,540	1,308,702
Hong Kong Exchanges & Clearing Ltd.	117,800	1,836,888
Nomura Holdings, Inc.	178,700	978,281

		$5,653,982

Business Services – 2.1%
Cognizant Technology Solutions Corp., “A” (a)	15,760	$788,946
Mitsubishi Corp.	76,100	1,585,758
Nomura Research, Inc.	46,900	991,516

		$3,366,220

Chemicals – 0.5%
Monsanto Co.	9,770	$451,569
Nufarm Ltd.	89,672	403,285

		$854,854

Computer Software – 0.3%
Dassault Systems S.A.	8,360	$505,909

Computer Software – Systems – 2.6%
Acer, Inc.	786,190	$1,823,252
Konica Minolta Holdings, Inc.	181,000	1,741,813
Ricoh Co. Ltd.	50,000	635,467

		$4,200,532

Conglomerates – 6.1%
Hutchison Whampoa Ltd.	280,000	$1,728,713
Keppel Corp. Ltd.	262,000	1,578,683
MAN SE	16,152	1,331,605
Siemens AG	33,460	2,994,232
Tomkins PLC	600,140	2,016,159

		$9,649,392

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.7%
Geberit AG	4,649	$720,934
Urbi Desarrollos Urbanos S.A. de C.V. (a)	173,770	321,526

		$1,042,460

Consumer Products – 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	94,130	$543,904
Reckitt Benckiser Group PLC	37,600	1,739,249

		$2,283,153

Electrical Equipment – 1.4%
Legrand S.A.	12,640	$372,386
Schneider Electric S.A.	18,547	1,877,231

		$2,249,617

Electronics – 2.0%
Samsung Electronics Co. Ltd.	2,140	$1,343,680
Taiwan Semiconductor Manufacturing Co. Ltd.	1,007,174	1,883,315

		$3,226,995

Energy – Independent – 1.3%
CNOOC Ltd.	306,000	$521,643
INPEX Corp.	185	1,028,225
Tullow Oil PLC	32,987	491,365

		$2,041,233

Energy – Integrated – 4.8%
BG Group PLC	91,150	$1,349,303
Royal Dutch Shell PLC, “A”	127,820	3,227,899
TOTAL S.A.	69,580	3,096,622

		$7,673,824

Engineering – Construction – 1.1%
Downer EDI Ltd.	84,720	$254,280
JGC Corp.	98,000	1,485,657

		$1,739,937

Food & Beverages – 4.8%
Groupe Danone	44,611	$2,382,314
Nestle S.A.	106,959	5,160,769

		$7,543,083

Food & Drug Stores – 2.0%
Lawson, Inc.	46,500	$2,032,288
Tesco PLC	193,830	1,091,355

		$3,123,643

Insurance – 4.7%
Amlin PLC	57,927	$333,091
China Pacific Insurance Co. Ltd.	299,000	1,178,793
Hiscox Ltd.	133,766	681,345
ING Groep N.V. (a)	265,770	1,973,205
SNS REAAL Groep N.V. (a)	161,050	698,879
Swiss Reinsurance Co.	25,090	1,032,107

5

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Zurich Financial Services Ltd.	6,730	$1,477,309

		$7,374,729

Machinery & Tools – 1.2%
Beml Ltd.	22,240	$474,425
Glory Ltd.	62,400	1,358,258

		$1,832,683

Major Banks – 11.5%
Bank of China Ltd.	2,296,000	$1,158,307
Barclays PLC	471,240	1,868,242
BNP Paribas	59,632	3,184,015
BOC Hong Kong Holdings Ltd.	301,500	685,329
Commonwealth Bank of Australia	46,890	1,900,478
Credit Suisse Group AG	47,480	1,784,477
HSBC Holdings PLC	440,245	4,016,370
Julius Baer Group Ltd.	26,252	747,416
KBC Group N.V. (a)	21,110	809,692
Sumitomo Mitsui Financial Group, Inc.	72,100	2,035,433

		$18,189,759

Medical & Health Technology & Services – 1.7%
Diagnosticos da America S.A.	29,600	$278,617
Miraca Holdings, Inc.	41,400	1,240,285
Rhoen-Klinikum AG	54,360	1,207,403

		$2,726,305

Medical Equipment – 0.8%
Synthes, Inc.	10,570	$1,215,424

Metals & Mining – 2.5%
BHP Billiton PLC	114,580	$2,964,970
Iluka Resources Ltd. (a)	275,720	1,067,991

		$4,032,961

Natural Gas – Distribution – 1.3%
Tokyo Gas Co. Ltd.	434,000	$1,984,194

Network & Telecom – 1.2%
Ericsson, Inc., “B”	118,250	$1,316,571
Nokia Oyj	75,400	615,662

		$1,932,233

Oil Services – 1.0%
Noble Corp.	19,550	$604,291
Schlumberger Ltd.	17,250	954,615

		$1,558,906

Other Banks & Diversified Financials – 4.5%
Aeon Credit Service Co. Ltd.	97,200	$862,077
Banco Santander Brasil S.A., ADR	134,770	1,392,174
China Construction Bank	1,934,000	1,556,386
HDFC Bank Ltd., ADR	10,260	1,466,872
ICICI Bank Ltd.	82,910	1,520,352
ICICI Bank Ltd., ADR	8,030	290,204
K-Green Trust NPV, IEU (a)	53,600	40,220

		$7,128,285

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 6.2%
Bayer AG	30,648	$1,710,007
Roche Holding AG	27,350	3,755,801
Sanofi-Aventis	47,420	2,859,563
Santen, Inc.	40,200	1,446,595

		$9,771,966

Precious Metals & Minerals – 1.7%
Lihir Gold Ltd.	305,517	$1,103,016
Teck Resources Ltd., “B”	53,050	1,568,751

		$2,671,767

Railroad & Shipping – 1.4%
East Japan Railway Co.	34,300	$2,286,447

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	50,450	$2,609,682
Linde AG	25,160	2,641,866
Symrise AG	50,523	1,043,763

		$6,295,311

Specialty Stores – 1.8%
Esprit Holdings Ltd.	246,276	$1,328,121
Industria de Diseno Textil S.A.	27,180	1,541,522

		$2,869,643

Telecommunications – Wireless – 3.6%
Cellcom Israel Ltd.	21,660	$541,500
KDDI Corp.	231	1,097,273
Vivo Participacoes S.A., ADR	23,990	621,821
Vodafone Group PLC	1,627,510	3,372,562

		$5,633,156

Telephone Services – 2.3%
China Unicom Ltd.	574,000	$767,377
PT XL Axiata Tbk (a)	1,204,000	539,099
Royal KPN N.V.	156,020	1,992,196
Virgin Media, Inc.	25,580	426,930

		$3,725,602

Tobacco – 0.8%
Japan Tobacco, Inc.	395	$1,227,991

Trucking – 1.7%
TNT N.V.	28,075	$707,609
Yamato Holdings Co. Ltd.	156,000	2,064,414

		$2,772,023

Utilities – Electric Power – 4.3%
CEZ AS	19,810	$810,913
Cheung Kong Infrastructure Holdings Ltd.	117,000	433,180
CPFL Energia S.A.	29,500	644,097
E.ON AG	75,020	2,019,521
Energias de Portugal S.A.	251,540	742,726
Fortum Corp.	37,010	814,745
Red Electrica de Espana	19,683	703,598

6

MFS Research International Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Tractebel Energia S.A.	56,360	$661,645

		$6,830,425

Total Common Stocks (Identified Cost, $183,441,290)		$157,895,839

MONEY MARKET FUNDS (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	151	$151

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	385,562	$385,562

Total Investments (Identified Cost, $183,827,003)		$158,281,552

OTHER ASSETS, LESS LIABILITIES – 0.1%		215,123

Net Assets – 100.0%		$158,496,675

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Research International Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $183,826,852)	$158,281,401
Underlying funds, at cost and value	151
Total investments, at value, including $361,354 of securities on loan (identified cost, $183,827,003)	$158,281,552
Foreign currency, at value (identified cost, $122,494)	123,315
Receivables for
Investments sold	2,977,595
Fund shares sold	6,613
Interest and dividends	621,179
Receivable from investment adviser	10,547
Other assets	1,151
Total assets		$162,021,952
Liabilities
Payable to custodian	$676,009
Payables for
Investments purchased	1,841,418
Fund shares reacquired	468,197
Collateral for securities loaned, at value	385,562
Payable to affiliates
Investment adviser	8,207
Shareholder servicing costs	174
Distribution and/or service fees	491
Administrative services fee	181
Payable for independent Trustees’ compensation	819
Accrued expenses and other liabilities	144,219
Total liabilities		$3,525,277
Net assets		$158,496,675
Net assets consist of
Paid-in capital	$222,367,556
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(25,543,614)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,538,407)
Undistributed net investment income	2,211,140
Net assets		$158,496,675
Shares of beneficial interest outstanding		16,195,566

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$124,202,186	12,675,900	$9.80
Service Class	34,294,489	3,519,666	9.74

See Notes to Financial Statements

8

MFS Research International Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$3,540,618
Interest	66,351
Dividends from underlying funds	1,236
Foreign taxes withheld	(363,379)
Total investment income		$3,244,826
Expenses
Management fee	$781,131
Distribution and/or service fees	41,061
Shareholder servicing costs	10,737
Administrative services fee	17,492
Independent Trustees’ compensation	3,159
Custodian fee	128,671
Shareholder communications	24,933
Auditing fees	39,876
Legal fees	1,918
Miscellaneous	7,957
Total expenses		$1,056,935
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(61,410)
Net expenses		$995,523
Net investment income		$2,249,303
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,494,908)
Foreign currency transactions	(100,924)
Net realized gain (loss) on investments and foreign currency transactions		$(3,595,832)
Change in unrealized appreciation (depreciation)
Investments	$(22,109,960)
Translation of assets and liabilities in foreign currencies	(2,115)
Net unrealized gain (loss) on investments and foreign currency translation		$(22,112,075)
Net realized and unrealized gain (loss) on investments and foreign currency		$(25,707,907)
Change in net assets from operations		$(23,458,604)

See Notes to Financial Statements

9

MFS Research International Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$2,249,303	$2,789,708
Net realized gain (loss) on investments and foreign currency transactions	(3,595,832)	752,157
Net unrealized gain (loss) on investments and foreign currency translation	(22,112,075)	43,916,167
Change in net assets from operations	$(23,458,604)	$47,458,032
Distributions declared to shareholders
From net investment income	$(2,782,074)	$(2,709,838)
Change in net assets from fund share transactions	$4,477,583	$(2,432,571)
Total change in net assets	$(21,763,095)	$42,315,623
Net assets
At beginning of period	180,259,770	137,944,147
At end of period (including undistributed net investment income of $2,211,140 and $2,743,911, respectively)	$158,496,675	$180,259,770

See Notes To Financial Statements

10

MFS Research International Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$11.40		$8.89	$16.12	$14.44	$11.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.17	$0.25	$0.17	$0.18	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.57)		2.51	(6.82)	1.67	2.85	2.03
Total from investment operations	$(1.43)		$2.68	$(6.57)	$1.84	$3.03	$2.08
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.17)	$(0.10)	$—	$(0.13)	$(0.07)
From net realized gain on investments	—		—	(0.56)	(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.17)		$(0.17)	$(0.66)	$(0.16)	$(0.43)	$(0.24)
Net asset value, end of period	$9.80		$11.40	$8.89	$16.12	$14.44	$11.84
Total return (%) (k)(r)(s)	(12.71	)(n)	30.86	(42.39)	12.82	25.67	20.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.23	1.35	1.56	2.77	4.03	(a)
Expenses after expense reductions (f)	1.10	(a)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	2.64	(a)	1.78	2.06	1.14	1.36	0.66	(a)
Portfolio turnover	35		92	77	64	130	95
Net assets at end of period (000 omitted)	$124,202		$146,044	$115,944	$81,987	$32,437	$5,878

See Notes to Financial Statements

11

MFS Research International Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005 (c)
	(unaudited)
Net asset value, beginning of period	$11.33		$8.83	$16.02	$14.39	$11.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.15	$0.25	$0.16	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.57)		2.49	(6.81)	1.63	2.91	2.04
Total from investment operations	$(1.44)		$2.64	$(6.56)	$1.79	$2.97	$2.06
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.14)	$(0.07)	$—	$(0.11)	$(0.06)
From net realized gain on investments	—		—	(0.56)	(0.16)	(0.30)	(0.17)
Total distributions declared to shareholders	$(0.15)		$(0.14)	$(0.63)	$(0.16)	$(0.41)	$(0.23)
Net asset value, end of period	$9.74		$11.33	$8.83	$16.02	$14.39	$11.83
Total return (%) (k)(r)(s)	(12.87	)(n)	30.57	(42.52)	12.52	25.21	20.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.49	1.58	1.81	2.86	4.28	(a)
Expenses after expense reductions (f)	1.35	(a)	1.35	1.35	1.35	1.35	1.35	(a)
Net investment income	2.40	(a)	1.56	2.01	1.03	0.41	0.28	(a)
Portfolio turnover	35		92	77	64	130	95
Net assets at end of period (000 omitted)	$34,294		$34,215	$22,000	$29,238	$13,707	$241

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, April 29, 2005, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Research International Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$27,534,128	$—	$27,534,128
United Kingdom	—	25,772,328	—	25,772,328
France	—	17,905,321	—	17,905,321
Switzerland	—	15,894,236	—	15,894,236
Germany	—	15,226,881	—	15,226,881
Netherlands	—	9,759,804	—	9,759,804
Hong Kong	—	6,755,334	—	6,755,334
China	—	5,182,507	—	5,182,507
Australia	—	4,729,049	—	4,729,049
Other Countries	13,428,929	15,707,322	—	29,136,251
Mutual Funds	385,713	—	—	385,713
Total Investments	$13,814,642	$144,466,910	$—	$158,281,552

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $23,752,553 were considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $850,238 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

14

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$2,709,838

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$186,426,172
Gross appreciation	5,113,820
Gross depreciation	(33,258,440)
Net unrealized appreciation (depreciation)	$(28,144,620)

As of 12/31/09
Undistributed ordinary income	2,780,765
Capital loss carryforwards	(34,377,473)
Other temporary differences	1,165
Net unrealized appreciation (depreciation)	(6,034,660)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(31,373,068)
12/31/17	(3,004,405)
$(34,377,473)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$2,316,560	$2,268,920
Service Class	465,514	440,918
Total	$2,782,074	$2,709,838

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the six months ended June 30, 2010, this reduction amounted to $60,842 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $10,382, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $355.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

16

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $709 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $568, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchase option transactions, and short-term obligations, aggregated $65,360,098 and $59,946,413, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,049,065	$11,831,873	4,788,847	$43,782,934
Service Class	1,347,994	14,185,043	2,311,178	21,674,607
	2,397,059	$26,016,916	7,100,025	$65,457,541
Shares issued to shareholders in reinvestment of distributions
Initial Class	205,551	$2,316,560	281,155	$2,268,920
Service Class	41,527	465,514	54,909	440,918
	247,078	$2,782,074	336,064	$2,709,838
Shares reacquired
Initial Class	(1,393,306)	$(14,638,926)	(5,304,741)	$(53,896,882)
Service Class	(890,816)	(9,682,481)	(1,837,897)	(16,703,068)
	(2,284,122)	$(24,321,407)	(7,142,638)	$(70,599,950)
Net change
Initial Class	(138,690)	$(490,493)	(234,739)	$(7,845,028)
Service Class	498,705	4,968,076	528,190	5,412,457
	360,015	$4,477,583	293,451	$(2,432,571)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $1,293 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Research International Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,839,795	29,338,444	(31,178,088)	151

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,236	$151

18

MFS Research International Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

19

MFS Research International Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

MFS
INVESTMENT MANAGEMENT

MFS® Growth Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10
VEG-SEM

MFS® GROWTH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.5%
Google, Inc., “A”	3.6%
Cisco Systems, Inc.	2.9%
Danaher Corp.	2.6%
Hewlett-Packard Co.	2.0%
American Tower Corp., “A”	1.9%
EMC Corp.	1.7%
Visa, Inc., “A”	1.6%
MasterCard, Inc., “A”	1.5%
Oracle Corp.	1.5%

Equity sectors
Technology	25.3%
Health Care	15.4%
Consumer Staples	8.1%
Special Products & Services	8.0%
Retailing	7.7%
Leisure	6.6%
Industrial Goods & Services	6.5%
Energy	6.5%
Financial Services	4.8%
Basic Materials	3.4%
Utilities & Communications	2.9%
Transportation	1.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.84%	$1,000.00	$914.66	$3.99
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.10%	$1,000.00	$913.27	$5.22
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.1%
Aerospace – 2.3%
Goodrich Corp.	78,720	$5,215,200
Honeywell International, Inc.	39,000	1,522,170
Precision Castparts Corp.	34,210	3,520,893

		$10,258,263

Airlines – 0.1%
Delta Air Lines, Inc. (a)	56,700	$666,225

Alcoholic Beverages – 0.8%
Diageo PLC	158,220	$2,479,160
Heineken N.V.	32,250	1,367,057

		$3,846,217

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	32,606	$2,202,535

Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (a)	59,750	$3,058,603
Celgene Corp. (a)	56,960	2,894,707
Gilead Sciences, Inc. (a)	111,480	3,821,534

		$9,774,844

Broadcasting – 2.6%
Discovery Communications, Inc., “A” (a)	124,040	$4,429,468
Time Warner, Inc.	59,100	1,708,581
Walt Disney Co.	181,180	5,707,170

		$11,845,219

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	26,250	$1,595,213
Charles Schwab Corp.	64,070	908,513
CME Group, Inc.	12,940	3,643,257
IntercontinentalExchange, Inc. (a)	21,900	2,475,357

		$8,622,340

Business Services – 6.1%
Accenture Ltd., “A”	118,720	$4,588,528
Cielo S.A.	75,400	634,947
Cognizant Technology Solutions Corp., “A” (a)	81,540	4,081,892
Concur Technologies, Inc. (a)	15,900	678,612
MasterCard, Inc., “A”	35,100	7,003,503
Verisk Analytics, Inc., “A” (a)	122,920	3,675,308
Visa, Inc., “A”	100,040	7,077,830

		$27,740,620

Chemicals – 1.8%
Ecolab, Inc.	79,400	$3,565,854
Monsanto Co.	95,700	4,423,254

		$7,989,108

Computer Software – 5.7%
Adobe Systems, Inc. (a)	118,500	$3,131,955
Akamai Technologies, Inc. (a)	67,270	2,729,144

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Autodesk, Inc. (a)	173,340	$4,222,562
Oracle Corp.	323,540	6,943,168
Salesforce.com, Inc. (a)	33,500	2,874,970
VeriSign, Inc. (a)	227,653	6,044,187

		$25,945,986

Computer Software – Systems – 8.6%
Apple, Inc. (a)(s)	81,330	$20,456,935
EMC Corp. (a)	427,140	7,816,662
Hewlett-Packard Co.	205,810	8,907,457
MICROS Systems, Inc. (a)	54,800	1,746,476

		$38,927,530

Consumer Products – 2.8%
Church & Dwight Co., Inc.	18,600	$1,166,406
Colgate-Palmolive Co.	70,750	5,572,270
Natura Cosmeticos S.A.	105,580	2,339,723
Procter & Gamble Co.	57,880	3,471,642

		$12,550,041

Consumer Services – 1.9%
Ctrip.com International Ltd., ADR (a)	37,370	$1,403,617
DeVry, Inc.	61,350	3,220,262
Monster Worldwide, Inc. (a)	88,780	1,034,287
Sotheby’s	30,700	702,109
Strayer Education, Inc. (l)	11,910	2,475,970

		$8,836,245

Electrical Equipment – 2.6%
Danaher Corp.	323,000	$11,989,760

Electronics – 2.9%
Broadcom Corp., “A”	70,600	$2,327,682
First Solar, Inc. (a)(l)	9,400	1,070,002
Intel Corp.	229,650	4,466,693
Linear Technology Corp.	65,540	1,822,667
Microchip Technology, Inc.	124,000	3,439,760

		$13,126,804

Energy – Independent – 4.9%
EOG Resources, Inc.	50,000	$4,918,500
Newfield Exploration Co. (a)	85,600	4,182,416
Noble Energy, Inc.	40,240	2,427,679
Occidental Petroleum Corp.	46,100	3,556,615
Southwestern Energy Co. (a)	130,540	5,044,066
Ultra Petroleum Corp. (a)	48,400	2,141,700

		$22,270,976

Engineering – Construction – 1.0%
Fluor Corp.	107,230	$4,557,275

Entertainment – 0.8%
DreamWorks Animation, Inc., “A” (a)	121,790	$3,477,105

5

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 3.9%
Coca-Cola Co.	91,900	$4,606,028
Dr Pepper Snapple Group, Inc.	96,600	3,611,874
General Mills, Inc.	121,100	4,301,472
Green Mountain Coffee Roasters, Inc. (a)	44,900	1,153,930
Mead Johnson Nutrition Co., “A”	78,180	3,918,382

		$17,591,686

Food & Drug Stores – 0.6%
Walgreen Co.	60,200	$1,607,339
Whole Foods Market, Inc. (a)	30,500	1,098,610

		$2,705,949

Gaming & Lodging – 1.4%
International Game Technology	224,190	$3,519,783
Las Vegas Sands Corp. (a)	66,700	1,476,737
Marriott International, Inc., “A”	42,500	1,272,450

		$6,268,970

General Merchandise – 3.5%
Costco Wholesale Corp.	85,890	$4,709,349
Dollar General Corp. (a)	61,810	1,702,866
Kohl’s Corp. (a)	57,630	2,737,425
Target Corp.	133,500	6,564,195

		$15,713,835

Insurance – 0.5%
Prudential Financial, Inc.	40,900	$2,194,694

Internet – 4.1%
Google, Inc., “A” (a)	36,820	$16,383,059
OpenTable, Inc. (a)	29,390	1,218,802
Tencent Holdings Ltd.	50,200	827,818

		$18,429,679

Leisure & Toys – 0.1%
Hasbro, Inc.	11,500	$472,650

Machinery & Tools – 0.6%
Bucyrus International, Inc.	55,400	$2,628,730

Major Banks – 1.6%
Bank of America Corp.	198,560	$2,853,306
Goldman Sachs Group, Inc.	15,460	2,029,434
JPMorgan Chase & Co.	62,720	2,296,179

		$7,178,919

Medical & Health Technology & Services – 4.8%
Cerner Corp. (a)	41,200	$3,126,668
DaVita, Inc. (a)	52,910	3,303,700
Express Scripts, Inc. (a)	135,300	6,361,806
IDEXX Laboratories, Inc. (a)	49,430	3,010,287
Lincare Holdings, Inc.	42,700	1,388,177
McKesson Corp.	20,900	1,403,644
MedAssets, Inc. (a)	68,270	1,575,672
MEDNAX, Inc. (a)	12,100	672,881
Stericycle, Inc. (a)	17,800	1,167,324

		$22,010,159

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued

Medical Equipment – 5.3%
Becton, Dickinson & Co.	66,450	$4,493,349
Conceptus, Inc. (a)	64,680	1,007,714
Covidien PLC	84,360	3,389,585
DENTSPLY International, Inc.	80,070	2,394,894
Edwards Lifesciences Corp. (a)	30,900	1,731,018
ResMed, Inc. (a)	42,000	2,554,020
Thermo Fisher Scientific, Inc. (a)	133,470	6,546,704
Thoratec Corp. (a)	41,900	1,790,387

		$23,907,671

Network & Telecom – 4.0%
Cisco Systems, Inc. (a)	616,930	$13,146,778
F5 Networks, Inc. (a)	42,600	2,921,082
Juniper Networks, Inc. (a)	97,590	2,227,004

		$18,294,864

Oil Services – 1.6%
Halliburton Co.	134,170	$3,293,874
Schlumberger Ltd.	69,300	3,835,062

		$7,128,936

Other Banks & Diversified Financials – 0.8%
American Express Co.	97,170	$3,857,649

Pharmaceuticals – 3.2%
Allergan, Inc.	75,760	$4,413,778
Johnson & Johnson	39,040	2,305,702
Roche Holding AG	9,830	1,349,891
Teva Pharmaceutical Industries Ltd., ADR	120,750	6,277,793

		$14,347,164

Precious Metals & Minerals – 0.5%
Goldcorp, Inc.	51,900	$2,275,815

Printing & Publishing – 0.9%
Moody’s Corp.	59,330	$1,181,854
MSCI, Inc., “A” (a)	114,560	3,138,944

		$4,320,798

Railroad & Shipping – 0.8%
Union Pacific Corp.	51,990	$3,613,825

Restaurants – 0.8%
McDonald’s Corp.	55,100	$3,629,437

Specialty Chemicals – 1.1%
Albemarle Corp.	58,100	$2,307,151
Praxair, Inc.	38,520	2,927,135

		$5,234,286

Specialty Stores – 3.1%
Abercrombie & Fitch Co., “A”	34,060	$1,045,301
Amazon.com, Inc. (a)	35,830	3,914,786
Home Depot, Inc.	62,390	1,751,287
Limited Brands, Inc.	114,580	2,528,781
PetSmart, Inc.	51,800	1,562,806
Staples, Inc.	58,090	1,106,615
TJX Cos., Inc.	51,820	2,173,849

		$14,083,425

6

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.1%
Vivo Participacoes S.A., ADR	18,100	$469,152

Telephone Services – 2.2%
American Tower Corp., “A” (a)	194,383	$8,650,044
Virgin Media, Inc.	67,900	1,133,251

		$9,783,295

Tobacco – 0.6%
Philip Morris International, Inc.	64,620	$2,962,181

Trucking – 1.0%
Expeditors International of Washington, Inc.	78,150	$2,696,957
Landstar System, Inc.	41,900	1,633,681

		$4,330,638

Utilities – Electric Power – 0.6%
NextEra Energy, Inc.	58,000	$2,828,080

Total Common Stocks (Identified Cost, $443,466,451)		$440,889,580

MONEY MARKET FUNDS (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	7,772,522	$7,772,522

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,371,166	$2,371,166

Total Investments (Identified Cost, $453,610,139)		$451,033,268

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,946,231

Net Assets – 100.0%		$453,979,499

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $163,495. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $445,837,617)	$443,260,746
Underlying funds, at cost and value	7,772,522
Total investments, at value, including $2,285,589 of securities on loan (identified cost, $453,610,139)	$451,033,268
Receivables for
Investments sold	4,400,850
Fund shares sold	5,172,730
Interest and dividends	315,302
Other assets	3,014
Total assets		$460,925,164
Liabilities
Payables for
Investments purchased	$4,148,232
Fund shares reacquired	274,823
Collateral for securities loaned, at value	2,371,166
Payable to affiliates
Investment adviser	16,342
Shareholder servicing costs	435
Distribution and/or service fees	449
Administrative services fee	398
Payable for independent Trustees’ compensation	1,846
Accrued expenses and other liabilities	131,974
Total liabilities		$6,945,665
Net assets		$453,979,499
Net assets consist of
Paid-in capital	$912,642,336
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,576,910)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(456,330,593)
Undistributed net investment income	244,666
Net assets		$453,979,499
Shares of beneficial interest outstanding		23,215,243

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$421,958,354	21,553,382	$19.58
Service Class	32,021,145	1,661,861	19.27

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$2,423,817
Interest	24,549
Dividends from underlying funds	10,341
Foreign taxes withheld	(25,543)
Total investment income		$2,433,164
Expenses
Management fee	$1,903,374
Distribution and/or service fees	41,260
Shareholder servicing costs	31,252
Administrative services fee	41,290
Independent Trustees’ compensation	9,651
Custodian fee	52,488
Shareholder communications	60,474
Auditing fees	26,076
Legal fees	5,190
Miscellaneous	15,688
Total expenses		$2,186,743
Reduction of expenses by investment adviser	(1,668)
Net expenses		$2,185,075
Net investment income		$248,089
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$30,337,327
Foreign currency transactions	(107,399)
Net realized gain (loss) on investments and foreign currency transactions		$30,229,928
Change in unrealized appreciation (depreciation)
Investments	$(72,192,795)
Translation of assets and liabilities in foreign currencies	1,554
Net unrealized gain (loss) on investments and foreign currency translation		$(72,191,241)
Net realized and unrealized gain (loss) on investments and foreign currency		$(41,961,313)
Change in net assets from operations		$(41,713,224)

See Notes to Financial Statements

9

MFS Growth Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$248,089	$580,066
Net realized gain (loss) on investments and foreign currency transactions	30,229,928	(23,419,584)
Net unrealized gain (loss) on investments and foreign currency translation	(72,191,241)	169,084,674
Change in net assets from operations	$(41,713,224)	$146,245,156
Distributions declared to shareholders
From net investment income	$(550,091)	$(1,356,880)
Change in net assets from fund share transactions	$(33,906,177)	$(23,236,235)
Total change in net assets	$(76,169,492)	$121,652,041
Net assets
At beginning of period	530,148,991	408,496,950
At end of period (including undistributed net investment income of $244,666 and $546,668, respectively)	$453,979,499	$530,148,991

See Notes to Financial Statements

10

MFS Growth Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$21.43		$15.62	$25.01	$20.64	$19.13	$17.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.05	$0.05	$(0.03)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.83)		5.83	(9.39)	4.32	1.54	1.66
Total from investment operations	$(1.82)		$5.86	$(9.34)	$4.37	$1.51	$1.61
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$(0.05)	$—	$—	$—
Net asset value, end of period	$19.58		$21.43	$15.62	$25.01	$20.64	$19.13
Total return (%) (k)(r)(s)	(8.53	)(n)	37.67	(37.42)	21.17	7.89	9.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.84	0.87	0.87	0.88
Expenses after expense reductions (f)	0.84	(a)	0.86	0.84	0.87	0.87	0.88
Net investment income (loss)	0.11	(a)	0.14	0.25	0.20	(0.14)	(0.29)
Portfolio turnover	50		100	129	84	127	95
Net assets at end of period (000 omitted)	$421,958		$498,288	$389,813	$711,418	$667,776	$761,444

See Notes to Financial Statements

11

MFS Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$21.10		$15.37	$24.61	$20.36	$18.92	$17.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$0.00 (w)	$(0.01)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.82)		5.76	(9.24)	4.26	1.51	1.64
Total from investment operations	$(1.83)		$5.74	$(9.24)	$4.25	$1.44	$1.55
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$—	$—	$—
Net asset value, end of period	$19.27		$21.10	$15.37	$24.61	$20.36	$18.92
Total return (%) (k)(r)(s)	(8.67	)(n)	37.33	(37.55)	20.87	7.61	8.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.09	1.12	1.12	1.13
Expenses after expense reductions (f)	1.10	(a)	1.10	1.08	1.12	1.12	1.13
Net investment income (loss)	(0.13	)(a)	(0.11)	0.01	(0.05)	(0.39)	(0.53)
Portfolio turnover	50		100	129	84	127	95
Net assets at end of period (000 omitted)	$32,021		$31,861	$18,684	$30,698	$34,595	$32,332

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

12

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$421,464,607	$—	$—	$421,464,607
Israel	6,277,793	—	—	6,277,793
Brazil	3,443,822	—	—	3,443,822
United Kingdom	—	2,479,160	—	2,479,160
Canada	2,275,815	—	—	2,275,815
China	1,403,617	827,818	—	2,231,435
Netherlands	—	1,367,057	—	1,367,057
Switzerland	—	1,349,891	—	1,349,891
Mutual Funds	10,143,688	—	—	10,143,688
Total Investments	$445,009,342	$6,023,926	$—	$451,033,268

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and expiration of capital loss carryforwards.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,356,880

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$455,807,239
Gross appreciation	27,268,026
Gross depreciation	(32,041,997)
Net unrealized appreciation (depreciation)	$(4,773,971)

As of 12/31/09
Undistributed ordinary income	546,668
Capital loss carryforwards	(484,363,421)
Other temporary differences	(1,593)
Net unrealized appreciation (depreciation)	67,418,824

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2009 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(403,877,987)
12/31/16	(52,541,803)
12/31/17	(27,943,631)
$(484,363,421)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$550,091	$1,350,026
Service Class	—	6,854
Total	$550,091	$1,356,880

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $30,378, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $874.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

16

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,083 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,668, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $243,528,572 and $270,005,327, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,338,030	$28,565,497	3,598,198	$64,125,112
Service Class	357,577	7,630,240	790,963	13,734,162
	1,695,607	$36,195,737	4,389,161	$77,859,274
Shares issued to shareholders in reinvestment of distributions
Initial Class	23,650	$550,091	70,237	$1,103,429
Service Class	—	—	442	6,854
	23,650	$550,091	70,679	$1,110,283
Shares reacquired
Initial Class	(3,059,617)	$(66,277,826)	(5,369,066)	$(93,774,134)
Service Class	(206,062)	(4,374,179)	(496,838)	(8,431,658)
	(3,265,679)	$(70,652,005)	(5,865,904)	$(102,205,792)
Net change
Initial Class	(1,697,937)	$(37,162,238)	(1,700,631)	$(28,545,593)
Service Class	151,515	3,256,061	294,567	5,309,358
	(1,546,422)	$(33,906,177)	(1,406,064)	$(23,236,235)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $3,818 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

17

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	19,873,873	61,513,797	(73,615,148)	7,772,522

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,341	$7,772,522

18

MFS Growth Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

19

MFS Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

MFS® Investors Trust Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VGI-SEM

MFS® INVESTORS TRUST SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	2.6%
Apple, Inc.	2.6%
Procter & Gamble Co.	2.5%
Bank of America Corp.	2.4%
Johnson & Johnson	2.4%
Cisco Systems, Inc.	2.3%
Oracle Corp.	2.3%
Walt Disney Co.	2.2%
Hewlett-Packard Co.	2.2%
Abbott Laboratories	2.1%

Equity sectors
Technology	18.9%
Financial Services	16.6%
Health Care	13.2%
Consumer Staples	11.5%
Energy	9.3%
Retailing	6.0%
Industrial Goods & Services	5.3%
Utilities & Communications	5.1%
Basic Materials	4.3%
Special Products & Services	3.7%
Leisure	3.6%
Autos & Housing	1.5%
Transportation	0.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.84%	$1,000.00	$918.05	$3.99
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$917.05	$5.18
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.4%
Lockheed Martin Corp.	106,090	$7,903,705
United Technologies Corp.	176,630	11,465,053

		$19,368,758

Alcoholic Beverages – 2.1%
Diageo PLC	421,300	$6,601,377
Heineken N.V.	128,960	5,466,532

		$12,067,909

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	135,620	$9,161,131

Automotive – 0.6%
Bayerische Motoren Werke AG	76,430	$3,696,783

Biotechnology – 2.1%
Genzyme Corp. (a)	116,900	$5,935,013
Gilead Sciences, Inc. (a)	169,020	5,794,006

		$11,729,019

Broadcasting – 2.2%
Walt Disney Co.	401,870	$12,658,905

Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	271,280	$3,846,750
Franklin Resources, Inc.	51,900	4,473,261

		$8,320,011

Business Services – 3.7%
Accenture Ltd., “A”	165,610	$6,400,826
Amdocs Ltd. (a)	109,290	2,934,437
MasterCard, Inc., “A”	33,620	6,708,199
Visa, Inc., “A”	76,290	5,397,517

		$21,440,979

Chemicals – 2.0%
3M Co.	99,330	$7,846,077
Monsanto Co.	76,820	3,550,620

		$11,396,697

Computer Software – 3.5%
Adobe Systems, Inc. (a)	72,130	$1,906,396
Oracle Corp.	613,060	13,156,268
VeriSign, Inc. (a)	182,780	4,852,809

		$19,915,473

Computer Software – Systems – 7.9%
Apple, Inc. (a)	58,180	$14,634,015
Dell, Inc. (a)	211,840	2,554,790
EMC Corp. (a)	588,250	10,764,975
Hewlett-Packard Co.	289,410	12,525,665
International Business Machines Corp.	37,710	4,656,431

		$45,135,876

Construction – 0.9%
Sherwin-Williams Co.	78,340	$5,420,345

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 4.8%
Colgate-Palmolive Co.	88,830	$6,996,251
Procter & Gamble Co.	238,910	14,329,822
Reckitt Benckiser Group PLC	134,480	6,220,590

		$27,546,663

Electrical Equipment – 1.9%
Danaher Corp.	296,140	$10,992,717

Electronics – 3.2%
Intel Corp.	486,180	$9,456,201
Microchip Technology, Inc.	212,030	5,881,712
Samsung Electronics Co. Ltd., GDR	9,592	3,000,822

		$18,338,735

Energy – Independent – 2.8%
EOG Resources, Inc.	42,000	$4,131,540
Noble Energy, Inc.	74,810	4,513,287
Occidental Petroleum Corp.	99,210	7,654,052

		$16,298,879

Energy – Integrated – 3.6%
Chevron Corp.	143,360	$9,728,410
Exxon Mobil Corp.	83,980	4,792,739
Hess Corp.	117,480	5,913,943

		$20,435,092

Food & Beverages – 3.1%
General Mills, Inc.	134,420	$4,774,598
Nestle S.A.	104,296	5,032,279
PepsiCo, Inc.	128,841	7,852,859

		$17,659,736

Gaming & Lodging – 1.4%
Carnival Corp.	83,180	$2,515,363
International Game Technology	150,220	2,358,454
Ladbrokes PLC	694,282	1,311,049
Starwood Hotels & Resorts Worldwide, Inc.	50,060	2,073,986

		$8,258,852

General Merchandise – 2.9%
Kohl’s Corp. (a)	117,610	$5,586,475
Target Corp.	221,510	10,891,647

		$16,478,122

Insurance – 2.1%
Aflac, Inc.	157,390	$6,715,831
Travelers Cos., Inc.	103,290	5,087,032

		$11,802,863

Internet – 2.0%
Google, Inc., “A” (a)	25,910	$11,528,654

Major Banks – 11.8%
Bank of America Corp.	966,830	$13,893,347
Bank of New York Mellon Corp.	330,993	8,172,217

5

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	69,430	$9,114,076
JPMorgan Chase & Co.	402,220	14,725,274
State Street Corp.	215,380	7,284,152
SunTrust Banks, Inc.	151,100	3,520,630
Wells Fargo & Co.	418,960	10,725,376

		$67,435,072

Medical Equipment – 4.7%
Baxter International, Inc.	85,150	$3,460,496
Becton, Dickinson & Co.	98,960	6,691,675
Medtronic, Inc.	286,870	10,404,775
St. Jude Medical, Inc. (a)	170,290	6,145,766

		$26,702,712

Natural Gas – Distribution – 1.0%
Questar Corp.	131,890	$5,999,676

Network & Telecom – 2.3%
Cisco Systems, Inc. (a)	619,612	$13,203,932

Oil Services – 2.9%
Halliburton Co.	208,980	$5,130,459
National Oilwell Varco, Inc.	104,730	3,463,421
Noble Corp.	125,050	3,865,295
Schlumberger Ltd.	70,020	3,874,907

		$16,334,082

Other Banks & Diversified Financials – 1.2%
American Express Co.	169,230	$6,718,431

Pharmaceuticals – 6.4%
Abbott Laboratories	258,250	$12,080,935
Johnson & Johnson	228,996	13,524,504
Roche Holding AG	30,740	4,221,328
Teva Pharmaceutical Industries Ltd., ADR	135,130	7,025,409

		$36,852,176

Specialty Chemicals – 2.3%
Linde AG	68,210	$7,162,228
Praxair, Inc.	78,570	5,970,534

		$13,132,762

Specialty Stores – 1.5%
Nordstrom, Inc.	77,880	$2,506,957
Staples, Inc.	313,695	5,975,890

		$8,482,847

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.0%
American Tower Corp., “A” (a)	131,310	$5,843,295
AT&T, Inc. (s)	229,500	5,551,605

		$11,394,900

Tobacco – 1.5%
Philip Morris International, Inc.	190,510	$8,732,978

Trucking – 0.5%
Expeditors International of Washington, Inc.	86,480	$2,984,425

Utilities – Electric Power – 2.1%
Alliant Energy Corp.	118,060	$3,747,224
American Electric Power Co., Inc.	110,630	3,573,349
Wisconsin Energy Corp.	96,320	4,887,277

		$12,207,850

Total Common Stocks (Identified Cost, $588,068,355)		$569,834,042

MONEY MARKET FUNDS (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,854,611	$2,854,611

Total Investments (Identified Cost, $590,922,966)		$572,688,653

OTHER ASSETS, LESS LIABILITIES – 0.0%		50,203

Net Assets – 100.0%		$572,738,856

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $157,235. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $588,068,355)	$569,834,042
Underlying funds, at cost and value	2,854,611
Total investments, at value (identified cost, $590,922,966)	$572,688,653
Receivables for
Fund shares sold	380,930
Interest and dividends	581,920
Other assets	3,775
Total assets		$573,655,278
Liabilities
Payables for
Fund shares reacquired	$689,552
Payable to affiliates
Investment adviser	20,655
Shareholder servicing costs	491
Distribution and/or service fees	627
Administrative services fee	490
Payable for independent Trustees’ compensation	2,746
Accrued expenses and other liabilities	201,861
Total liabilities		$916,422
Net assets		$572,738,856
Net assets consist of
Paid-in capital	$670,512,641
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(18,228,076)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(82,145,811)
Undistributed net investment income	2,600,102
Net assets		$572,738,856
Shares of beneficial interest outstanding		34,604,327

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$527,657,830	31,871,517	$16.56
Service Class	45,081,026	2,732,810	16.50

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$5,504,414
Dividends from underlying funds	3,407
Foreign taxes withheld	(116,357)
Total investment income		$5,391,464
Expenses
Management fee	$2,431,515
Distribution and/or service fees	59,095
Shareholder servicing costs	39,244
Administrative services fee	51,331
Independent Trustees’ compensation	10,869
Custodian fee	59,546
Shareholder communications	90,367
Auditing fees	23,637
Legal fees	7,209
Miscellaneous	19,013
Total expenses		$2,791,826
Reduction of expenses by investment adviser	(2,140)
Net expenses		$2,789,686
Net investment income		$2,601,778
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$9,843,990
Foreign currency transactions	(14,952)
Net realized gain (loss) on investments and foreign currency transactions		$9,829,038
Change in unrealized appreciation (depreciation)
Investments	$(63,236,025)
Translation of assets and liabilities in foreign currencies	(8,954)
Net unrealized gain (loss) on investments and foreign currency translation		$(63,244,979)
Net realized and unrealized gain (loss) on investments and foreign currency		$(53,415,941)
Change in net assets from operations		$(50,814,163)

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$2,601,778	$7,566,233
Net realized gain (loss) on investments and foreign currency transactions	9,829,038	(51,680,300)
Net unrealized gain (loss) on investments and foreign currency translation	(63,244,979)	192,610,608
Change in net assets from operations	$(50,814,163)	$148,496,541
Distributions declared to shareholders
From net investment income	$(7,580,322)	$(10,168,612)
Change in net assets from fund share transactions	$(51,941,799)	$(53,868,601)
Total change in net assets	$(110,336,284)	$84,459,328
Net assets
At beginning of period	683,075,140	598,615,812
At end of period (including undistributed net investment income of $2,600,102 and $7,578,646, respectively)	$572,738,856	$683,075,140

See Notes to Financial Statements

9

MFS Investors Trust Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$18.24		$14.64	$23.52	$21.69	$19.29	$18.08
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.19	$0.24	$0.17	$0.19	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(1.53)		3.67	(7.54)	2.04	2.31	1.21
Total from investment operations	$(1.46)		$3.86	$(7.30)	$2.21	$2.50	$1.31
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.26)	$(0.17)	$(0.19)	$(0.10)	$(0.10)
From net realized gain on investments	—		—	(1.41)	(0.19)	—	—
Total distributions declared to shareholders	$(0.22)		$(0.26)	$(1.58)	$(0.38)	$(0.10)	$(0.10)
Net asset value, end of period	$16.56		$18.24	$14.64	$23.52	$21.69	$19.29
Total return (%) (k)(r)(s)	(8.20	)(n)	26.90	(33.08)	10.31	12.99	7.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.86	0.84	0.85	0.86	0.88
Expenses after expense reductions (f)	0.84	(a)	0.86	0.84	0.85	0.86	0.88
Net investment income	0.82	(a)	1.25	1.25	0.74	0.93	0.55
Portfolio turnover	12		34	29	37	46	55
Net assets at end of period (000 omitted)	$527,658		$636,809	$560,356	$917,158	$820,583	$722,738

See Notes to Financial Statements

10

MFS Investors Trust Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$18.16		$14.56	$23.39	$21.57	$19.19	$17.99
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.15	$0.19	$0.11	$0.14	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.53)		3.65	(7.51)	2.03	2.29	1.20
Total from investment operations	$(1.48)		$3.80	$(7.32)	$2.14	$2.43	$1.26
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.20)	$(0.10)	$(0.13)	$(0.05)	$(0.06)
From net realized gain on investments	—		—	(1.41)	(0.19)	—	—
Total distributions declared to shareholders	$(0.18)		$(0.20)	$(1.51)	$(0.32)	$(0.05)	$(0.06)
Net asset value, end of period	$16.50		$18.16	$14.56	$23.39	$21.57	$19.19
Total return (%) (k)(r)(s)	(8.30	)(n)	26.56	(33.25)	10.03	12.69	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.11	1.09	1.11	1.11	1.13
Expenses after expense reductions (f)	1.09	(a)	1.11	1.09	1.11	1.11	1.13
Net investment income	0.57	(a)	0.99	1.00	0.49	0.69	0.31
Portfolio turnover	12		34	29	37	46	55
Net assets at end of period (000 omitted)	$45,081		$46,267	$38,259	$65,180	$79,976	$79,688

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$520,095,646	$—	$—	$520,095,646
United Kingdom	—	14,133,016	—	14,133,016
Germany	—	10,859,011	—	10,859,011
Switzerland	—	9,253,607	—	9,253,607
Israel	7,025,408	—	—	7,025,408
Netherlands	—	5,466,532	—	5,466,532
South Korea	—	3,000,822	—	3,000,822
Mutual Funds	2,854,611	—	—	2,854,611
Total Investments	$529,975,665	$42,712,988	$—	$572,688,653

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$10,168,612

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$593,110,903
Gross appreciation	38,415,235
Gross depreciation	(58,837,485)
Net unrealized appreciation (depreciation)	$(20,422,250)
As of 12/31/09
Undistributed ordinary income	7,578,646
Capital loss carryforwards	(89,786,912)
Other temporary differences	15,191
Net unrealized appreciation (depreciation)	42,813,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(36,298,226)
12/31/17	(53,488,686)
$(89,786,912)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$7,105,436	$9,661,594
Service Class	474,886	507,018
Total	$7,580,322	$10,168,612

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $38,804, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $440.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,673 and are included in miscellaneous expense on the Statement of Operations. MFS has

15

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,140, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $75,136,350 and $126,591,996, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	312,879	$5,745,440	2,161,981	$31,861,759
Service Class	429,615	7,794,428	500,518	7,935,187
	742,494	$13,539,868	2,662,499	$39,796,946
Shares issued to shareholders in reinvestment of distributions
Initial Class	364,756	$7,105,436	696,582	$9,661,594
Service Class	24,453	474,886	36,634	507,018
	389,209	$7,580,322	733,216	$10,168,612
Shares reacquired
Initial Class	(3,720,136)	$(68,186,514)	(6,229,980)	$(94,499,704)
Service Class	(268,618)	(4,875,475)	(618,189)	(9,334,455)
	(3,988,754)	$(73,061,989)	(6,848,169)	$(103,834,159)
Net change
Initial Class	(3,042,501)	$(55,335,638)	(3,371,417)	$(52,976,351)
Service Class	185,450	3,393,839	(81,037)	(892,250)
	(2,857,051)	$(51,941,799)	(3,452,454)	$(53,868,601)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $5,032 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	799,317	67,440,460	(65,385,166)	2,854,611

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,407	$2,854,611

16

MFS Investors Trust Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

17

MFS Investors Trust Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS® Value Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VLU-SEM

MFS® VALUE SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.2%
AT&T, Inc.	3.3%
Goldman Sachs Group, Inc.	3.0%
Philip Morris International, Inc.	3.0%
Johnson & Johnson	3.0%
Bank of New York Mellon Corp.	2.7%
MetLife, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
United Technologies Corp.	2.2%
Chevron Corp.	2.1%

Equity sectors
Financial Services	21.6%
Energy	11.7%
Health Care	11.6%
Industrial Goods & Services	10.5%
Consumer Staples	10.5%
Utilities & Communications	9.5%
Technology	5.8%
Retailing	4.0%
Special Products & Services	3.9%
Leisure	3.4%
Basic Materials	3.2%
Autos & Housing	2.3%
Transportation	0.5%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.82%	$1,000.00	$928.01	$3.92
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$926.65	$5.11
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 9.4%
Honeywell International, Inc.	263,260	$10,275,036
Lockheed Martin Corp.	566,140	42,177,430
Northrop Grumman Corp.	363,210	19,773,152
United Technologies Corp.	332,190	21,562,453

		$93,788,071

Alcoholic Beverages – 1.3%
Diageo PLC	855,628	$13,406,891

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	164,280	$11,097,114

Automotive – 0.3%
Johnson Controls, Inc.	118,830	$3,192,962

Broadcasting – 2.6%
Omnicom Group, Inc.	303,690	$10,416,567
Walt Disney Co.	486,550	15,326,325

		$25,742,892

Business Services – 3.8%
Accenture Ltd., “A”	526,290	$20,341,109
Dun & Bradstreet Corp.	87,460	5,870,315
MasterCard, Inc., “A”	30,054	5,996,675
Western Union Co.	376,200	5,609,142

		$37,817,241

Chemicals – 2.3%
3M Co.	153,570	$12,130,494
PPG Industries, Inc.	169,066	10,213,277

		$22,343,771

Computer Software – 1.7%
Oracle Corp.	768,130	$16,484,070

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	73,800	$3,194,064
International Business Machines Corp.	148,310	18,313,319

		$21,507,383

Construction – 2.0%
Pulte Homes, Inc. (a)	353,390	$2,926,069
Sherwin-Williams Co.	149,970	10,376,424
Stanley Black & Decker, Inc.	119,533	6,038,807

		$19,341,300

Consumer Products – 0.9%
Procter & Gamble Co.	140,254	$8,412,435

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	28,370	$1,204,874

Electrical Equipment – 0.5%
Danaher Corp.	141,860	$5,265,843

Electronics – 1.4%
Intel Corp.	732,200	$14,241,290

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.7%
Apache Corp.	163,280	$13,746,543
Devon Energy Corp.	121,480	7,400,562
EOG Resources, Inc.	89,170	8,771,653
Occidental Petroleum Corp.	89,440	6,900,296

		$36,819,054

Energy – Integrated – 6.4%
Chevron Corp.	306,710	$20,813,341
Exxon Mobil Corp.	277,918	15,860,780
Hess Corp.	234,290	11,794,159
TOTAL S.A., ADR	325,122	14,513,446

		$62,981,726

Food & Beverages – 4.8%
General Mills, Inc.	240,640	$8,547,533
J.M. Smucker Co.	75,136	4,524,690
Kellogg Co.	199,900	10,054,970
Nestle S.A.	281,542	13,584,394
PepsiCo, Inc.	173,588	10,580,189

		$47,291,776

Food & Drug Stores – 1.0%
CVS Caremark Corp.	214,341	$6,284,478
Walgreen Co.	149,850	4,000,995

		$10,285,473

General Merchandise – 0.6%
Wal-Mart Stores, Inc.	129,970	$6,247,658

Insurance – 7.5%
ACE Ltd.	56,360	$2,901,413
Allstate Corp.	275,675	7,920,143
Aon Corp.	218,930	8,126,682
Chubb Corp.	138,630	6,932,886
MetLife, Inc.	686,223	25,911,780
Prudential Financial, Inc.	230,745	12,381,777
Travelers Cos., Inc.	207,560	10,222,330

		$74,397,011

Leisure & Toys – 0.5%
Hasbro, Inc.	125,020	$5,138,322

Machinery & Tools – 0.6%
Eaton Corp.	94,840	$6,206,330

Major Banks – 14.1%
Bank of America Corp.	1,287,700	$18,504,249
Bank of New York Mellon Corp.	1,076,910	26,588,908
Goldman Sachs Group, Inc.	226,382	29,717,165
JPMorgan Chase & Co.	674,800	24,704,428
PNC Financial Services Group, Inc.	179,460	10,139,490
Regions Financial Corp.	210,020	1,381,932
State Street Corp.	307,470	10,398,635
Wells Fargo & Co.	734,310	18,798,336

		$140,233,143

5

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 3.6%
Becton, Dickinson & Co.	129,910	$8,784,514
Medtronic, Inc.	344,060	12,479,056
St. Jude Medical, Inc. (a)	162,500	5,864,625
Thermo Fisher Scientific, Inc. (a)	78,070	3,829,334
Waters Corp. (a)	80,120	5,183,764

		$36,141,293

Network & Telecom – 0.5%
Cisco Systems, Inc. (a)	207,950	$4,431,415

Oil Services – 1.6%
National Oilwell Varco, Inc.	207,420	$6,859,379
Noble Corp.	126,840	3,920,624
Transocean, Inc. (a)	103,060	4,774,770

		$15,554,773

Pharmaceuticals – 8.0%
Abbott Laboratories	427,660	$20,005,935
GlaxoSmithKline PLC	246,830	4,183,073
Johnson & Johnson	496,850	29,343,961
Merck & Co., Inc.	143,570	5,020,643
Pfizer, Inc.	1,249,026	17,811,111
Roche Holding AG	23,600	3,240,837

		$79,605,560

Railroad & Shipping – 0.5%
Canadian National Railway Co.	88,200	$5,060,916

Restaurants – 0.3%
McDonald’s Corp.	45,530	$2,999,061

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	143,406	$9,294,143

Specialty Stores – 1.3%
Advance Auto Parts, Inc.	135,820	$6,815,448
Home Depot, Inc.	98,960	2,777,807
Staples, Inc.	178,630	3,402,902

		$12,996,157

Telecommunications – Wireless – 1.6%
Vodafone Group PLC	7,516,023	$15,574,867

Telephone Services – 3.3%
AT&T, Inc.	1,367,360	$33,076,438

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 3.5%
Altria Group, Inc.	272,871	$5,468,335
Philip Morris International, Inc.	643,791	29,511,379

		$34,979,714

Utilities – Electric Power – 4.4%
CenterPoint Energy, Inc.	63,380	$834,081
Dominion Resources, Inc.	330,312	12,796,287
Entergy Corp.	54,510	3,904,006
NextEra Energy, Inc.	98,190	4,787,744
PG&E Corp.	231,700	9,522,870
PPL Corp.	187,530	4,678,874
Public Service Enterprise Group, Inc.	237,120	7,428,970

		$43,952,832

Total Common Stocks (Identified Cost, $1,020,556,554)		$977,113,799

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5% (Identified Cost, $1,688,500)	33,770	$1,756,222

MONEY MARKET FUNDS (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	15,660,610	$15,660,610

Total Investments (Identified Cost, $1,037,905,664)		$994,530,631

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(720,458)

Net Assets – 100.0%		$993,810,173

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,022,245,054)	$978,870,021
Underlying funds, at cost and value	15,660,610
Total investments, at value (identified cost, $1,037,905,664)	$994,530,631
Cash	18,900
Receivables for
Investments sold	3,022,911
Fund shares sold	563,863
Interest and dividends	2,014,604
Other assets	5,717
Total assets		$1,000,156,626
Liabilities
Payables for
Investments purchased	$5,747,307
Fund shares reacquired	434,041
Payable to affiliates
Investment adviser	41,703
Shareholder servicing costs	715
Distribution and/or service fees	9,147
Administrative services fee	806
Payable for independent Trustees’ compensation	2,626
Accrued expenses and other liabilities	110,108
Total liabilities		$6,346,453
Net assets		$993,810,173
Net assets consist of
Paid-in capital	$1,070,179,649
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(43,355,543)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,598,698)
Undistributed net investment income	7,584,765
Net assets		$993,810,173
Shares of beneficial interest outstanding		92,605,823

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$341,035,184	31,569,739	$10.80
Service Class	652,774,989	61,036,084	10.69

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$12,857,940
Interest	28,920
Dividends from underlying funds	11,601
Foreign taxes withheld	(155,517)
Total investment income		$12,742,944
Expenses
Management fee	$3,910,828
Distribution and/or service fees	853,645
Shareholder servicing costs	63,181
Administrative services fee	79,679
Independent Trustees’ compensation	11,690
Custodian fee	71,079
Shareholder communications	106,470
Auditing fees	23,992
Legal fees	9,322
Miscellaneous	24,873
Total expenses		$5,154,759
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(3,406)
Net expenses		$5,151,351
Net investment income		$7,591,593
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$17,723,441
Foreign currency transactions	(23,510)
Net realized gain (loss) on investments and foreign currency transactions		$17,699,931
Change in unrealized appreciation (depreciation)
Investments	$(104,445,828)
Translation of assets and liabilities in foreign currencies	21,087
Net unrealized gain (loss) on investments and foreign currency translation		$(104,424,741)
Net realized and unrealized gain (loss) on investments and foreign currency		$(86,724,810)
Change in net assets from operations		$(79,133,217)

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$7,591,593	$14,563,856
Net realized gain (loss) on investments and foreign currency transactions	17,699,931	(5,194,323)
Net unrealized gain (loss) on investments and foreign currency translation	(104,424,741)	181,134,384
Change in net assets from operations	$(79,133,217)	$190,503,917
Distributions declared to shareholders
From net investment income	$(14,600,065)	$(9,632,454)
Change in net assets from fund share transactions	$102,129,177	$290,293,407
Total change in net assets	$8,395,895	$471,164,870
Net assets
At beginning of period	985,414,278	514,249,408
At end of period (including undistributed net investment income of $7,584,765 and $14,593,237, respectively)	$993,810,173	$985,414,278

See Notes to Financial Statements

9

MFS Value Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$11.80		$9.76	$15.25	$14.52	$12.52	$12.13
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.22	$0.21	$0.22	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		1.98	(4.98)	0.92	2.32	0.60
Total from investment operations	$(0.83)		$2.18	$(4.76)	$1.13	$2.54	$0.78
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.14)	$(0.17)	$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	—		—	(0.56)	(0.25)	(0.40)	(0.29)
Total distributions declared to shareholders	$(0.17)		$(0.14)	$(0.73)	$(0.40)	$(0.54)	$(0.39)
Net asset value, end of period	$10.80		$11.80	$9.76	$15.25	$14.52	$12.52
Total return (%) (k)(r)(s)	(7.20	)(n)	22.71	(32.58)	7.91	20.84	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.84	0.84	0.86	0.88	0.91
Expenses after expense reductions (f)	0.82	(a)	0.84	0.84	0.86	0.88	0.90
Net investment income	1.60	(a)	1.99	1.77	1.41	1.65	1.50
Portfolio turnover	11		26	36	23	25	20
Net assets at end of period (000 omitted)	$341,035		$367,676	$295,721	$390,346	$256,529	$132,371

See Notes to Financial Statements

10

MFS Value Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$11.68		$9.67	$15.12	$14.42	$12.44	$12.07
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.19	$0.17	$0.18	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		1.95	(4.94)	0.91	2.32	0.59
Total from investment operations	$(0.84)		$2.13	$(4.75)	$1.08	$2.50	$0.74
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.12)	$(0.14)	$(0.13)	$(0.12)	$(0.08)
From net realized gain on investments	—		—	(0.56)	(0.25)	(0.40)	(0.29)
Total distributions declared to shareholders	$(0.15)		$(0.12)	$(0.70)	$(0.38)	$(0.52)	$(0.37)
Net asset value, end of period	$10.69		$11.68	$9.67	$15.12	$14.42	$12.44
Total return (%) (k)(r)(s)	(7.33	)(n)	22.45	(32.74)	7.59	20.60	6.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.09	1.09	1.11	1.13	1.16
Expenses after expense reductions (f)	1.07	(a)	1.09	1.09	1.11	1.13	1.15
Net investment income	1.36	(a)	1.75	1.57	1.16	1.40	1.25
Portfolio turnover	11		26	36	23	25	20
Net assets at end of period (000 omitted)	$652,775		$617,739	$218,528	$197,844	$140,135	$60,247

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$907,549,374	$1,756,222	$—	$909,305,596
United Kingdom	—	33,164,832	—	33,164,832
Switzerland	—	16,825,231	—	16,825,231
France	14,513,446	—	—	14,513,446
Canada	5,060,916	—	—	5,060,916
Mutual Funds	15,660,610	—	—	15,660,610
Total Investments	$942,784,346	$51,746,285	$—	$994,530,631
For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$9,632,454

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$1,046,791,861
Gross appreciation	32,202,352
Gross depreciation	(84,463,582)
Net unrealized appreciation (depreciation)	$(52,261,230)
As of 12/31/09
Undistributed ordinary income	14,593,237
Capital loss carryforwards	(49,412,432)
Other temporary differences	(1,597)
Net unrealized appreciation (depreciation)	52,184,598

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(43,502,137)
12/31/17	(5,910,295)
$(49,412,432)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$5,462,463	$4,240,834
Service Class	9,137,602	5,391,620
Total	$14,600,065	$9,632,454

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.15% annually of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Effective May 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $62,835, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $346.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,244 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,406, which is shown as a

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $203,596,607 and $109,156,497, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,856,674	$21,991,904	3,549,075	$34,916,382
Service Class	9,489,633	112,321,168	33,931,032	318,762,552
	11,346,307	$134,313,072	37,480,107	$353,678,934
Shares issued to shareholders in reinvestment of distributions
Initial Class	435,603	$5,462,463	465,514	$4,240,834
Service Class	735,717	9,137,602	596,418	5,391,620
	1,171,320	$14,600,065	1,061,932	$9,632,454
Shares reacquired
Initial Class	(1,882,160)	$(22,244,256)	(3,156,296)	$(30,832,457)
Service Class	(2,079,848)	(24,539,704)	(4,232,788)	(42,185,524)
	(3,962,008)	$(46,783,960)	(7,389,084)	$(73,017,981)
Net change
Initial Class	410,117	$5,210,111	858,293	$8,324,759
Service Class	8,145,502	96,919,066	30,294,662	281,968,648
	8,555,619	$102,129,177	31,152,955	$290,293,407

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $7,141 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,580,573	115,757,292	(113,677,255)	15,660,610

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,601	$15,660,610

16

MFS Value Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

17

MFS Value Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

18

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VMG-SEM

MFS® MID CAP GROWTH SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
American Tower Corp., “A”	1.7%
Goodrich Corp.	1.6%
MICROS Systems, Inc.	1.5%
Akamai Technologies, Inc.	1.5%
Newfield Exploration Co.	1.4%
VeriSign, Inc.	1.4%
MasterCard, Inc., “A”	1.4%
Mead Johnson Nutrition Co., “A”	1.4%
Capella Education Co.	1.3%
AMETEK, Inc.	1.3%

Equity sectors
Technology	18.2%
Health Care	15.3%
Special Products & Services	11.1%
Industrial Goods & Services	8.5%
Leisure	8.1%
Retailing	7.0%
Financial Services	6.1%
Energy	6.1%
Consumer Staples	4.9%
Utilities & Communications	3.7%
Basic Materials	3.2%
Transportation	3.2%
Autos & Housing	1.8%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.88%	$1,000.00	$993.51	$4.35
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$991.15	$5.58
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.2%
Aerospace – 2.6%
Goodrich Corp.	32,470	$2,151,129
Moog, Inc., “A” (a)	8,960	288,781
Rockwell Collins, Inc.	20,180	1,072,163

		$3,512,073

Airlines – 0.7%
Copa Holdings S.A., “A”	22,040	$974,609

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	30,670	$1,569,997
Gen-Probe, Inc. (a)	19,700	894,774
Human Genome Sciences, Inc. (a)	8,880	201,221

		$2,665,992

Broadcasting – 1.3%
Discovery Communications, Inc., “A” (a)	43,160	$1,541,244
Scripps Networks Interactive, Inc., “A”	6,560	264,630

		$1,805,874

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	19,940	$1,211,754
BM&F Bovespa S.A.	74,000	475,568
Evercore Partners, Inc.	13,620	318,027
GFI Group, Inc.	103,230	576,023
IntercontinentalExchange, Inc. (a)	9,990	1,129,170
Lazard Ltd.	14,750	393,973

		$4,104,515

Business Services – 6.3%
Cognizant Technology Solutions Corp., “A” (a)	26,810	$1,342,109
Concur Technologies, Inc. (a)	30,560	1,304,301
Constant Contact, Inc. (a)	30,170	643,526
CoStar Group, Inc. (a)	32,370	1,255,956
MasterCard, Inc., “A”	9,540	1,903,516
Ultimate Software Group, Inc. (a)	2,080	68,349
Verisk Analytics, Inc., “A” (a)	48,870	1,461,213
Visa, Inc., “A”	9,120	645,240

		$8,624,210

Chemicals – 0.7%
Ecolab, Inc.	22,260	$999,697

Computer Software – 8.7%
Adobe Systems, Inc. (a)	43,060	$1,138,076
Akamai Technologies, Inc. (a)	49,080	1,991,176
ANSYS, Inc. (a)	10,120	410,568
Autodesk, Inc. (a)	57,800	1,408,008
Autonomy Corp. PLC (a)	36,130	975,084
Blackboard, Inc. (a)	23,520	878,002
MicroStrategy, Inc., “A” (a)	15,220	1,142,870
Parametric Technology Corp. (a)	79,340	1,243,258
SuccessFactors, Inc. (a)	39,600	823,284
VeriSign, Inc. (a)(s)	73,750	1,958,063

		$11,968,389

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.5%
MICROS Systems, Inc. (a)	65,680	$2,093,222

Construction – 1.8%
NVR, Inc. (a)	760	$497,823
Sherwin-Williams Co.	15,420	1,066,910
Stanley Black & Decker, Inc.	16,568	837,015

		$2,401,748

Consumer Products – 2.3%
Church & Dwight Co., Inc.	26,540	$1,664,323
Hypermarcas S.A. (a)	56,200	721,726
Natura Cosmeticos S.A.	35,250	781,163

		$3,167,212

Consumer Services – 4.8%
Anhanguera Educacional Participacoes S.A., IEU	37,700	$569,991
Capella Education Co. (a)	21,220	1,726,247
Ctrip.com International Ltd., ADR (a)	19,640	737,678
DeVry, Inc.	29,300	1,537,957
Monster Worldwide, Inc. (a)	52,080	606,732
Sotheby’s	25,570	584,786
Strayer Education, Inc.	3,870	804,534

		$6,567,925

Containers – 0.9%
Ball Corp.	10,500	$554,715
Owens-Illinois, Inc. (a)	27,800	735,310

		$1,290,025

Electrical Equipment – 3.4%
AMETEK, Inc.	42,790	$1,718,019
Danaher Corp.	33,270	1,234,982
Mettler-Toledo International, Inc. (a)	6,600	736,758
Sensata Technologies Holding B.V. (a)	16,330	261,117
Tyco Electronics Ltd.	26,650	676,377

		$4,627,253

Electronics – 5.5%
ARM Holdings PLC	192,310	$795,663
Dolby Laboratories, Inc., “A” (a)	21,220	1,330,282
Hittite Microwave Corp. (a)	17,440	780,266
Linear Technology Corp.	41,540	1,155,227
Microchip Technology, Inc.	55,820	1,548,447
NetLogic Microsystems, Inc. (a)	11,010	299,472
PMC-Sierra, Inc. (a)	109,620	824,342
Silicon Laboratories, Inc. (a)	18,590	754,010

		$7,487,709

Energy – Independent – 3.8%
Concho Resources, Inc. (a)	7,360	$407,229
EXCO Resources, Inc.	44,850	655,259
Newfield Exploration Co. (a)	40,370	1,972,478

5

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Ultra Petroleum Corp. (a)	30,430	$1,346,528
Whiting Petroleum Corp. (a)	9,790	767,732

		$5,149,226

Entertainment – 0.6%
DreamWorks Animation, Inc., “A” (a)	29,680	$847,364

Food & Beverages – 2.6%
Dr Pepper Snapple Group, Inc.	19,680	$735,835
Green Mountain Coffee Roasters, Inc. (a)	13,560	348,492
J.M. Smucker Co.	10,330	622,073
Mead Johnson Nutrition Co., “A”	37,170	1,862,960

		$3,569,360

Gaming & Lodging – 2.6%
International Game Technology	75,700	$1,188,490
Las Vegas Sands Corp. (a)	60,740	1,344,784
Pinnacle Entertainment, Inc. (a)	39,730	375,846
Royal Caribbean Cruises Ltd. (a)	27,140	617,978

		$3,527,098

General Merchandise – 0.8%
Dollar General Corp. (a)	38,790	$1,068,665

Insurance – 0.9%
Allied World Assurance Co. Holdings Ltd.	9,870	$447,901
Aspen Insurance Holdings Ltd.	32,600	806,524

		$1,254,425

Internet – 0.3%
OpenTable, Inc. (a)	8,770	$363,692

Leisure & Toys – 0.8%
Hasbro, Inc.	27,810	$1,142,991

Machinery & Tools – 2.5%
Bucyrus International, Inc.	21,710	$1,030,140
Cummins, Inc.	7,690	500,850
Flowserve Corp.	9,730	825,104
Kennametal, Inc.	44,450	1,130,364

		$3,486,458

Major Banks – 0.3%
KeyCorp	54,760	$421,104

Medical & Health Technology & Services – 8.3%
Cerner Corp. (a)	17,220	$1,306,826
DaVita, Inc. (a)	24,150	1,507,926
Diagnosticos da America S.A.	115,100	1,083,407
Express Scripts, Inc. (a)	35,400	1,664,508
IDEXX Laboratories, Inc. (a)	21,340	1,299,606
Lincare Holdings, Inc.	44,315	1,440,681
MedAssets, Inc. (a)	29,540	681,783
MEDNAX, Inc. (a)	19,190	1,067,156
Patterson Cos., Inc.	43,570	1,243,052
Stericycle, Inc. (a)	2,200	144,276

		$11,439,221

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 5.0%
C.R. Bard, Inc.	13,190	$1,022,621
DENTSPLY International, Inc.	38,900	1,163,499
Edwards Lifesciences Corp. (a)	27,320	1,530,466
Intuitive Surgical, Inc. (a)	1,820	574,428
ResMed, Inc. (a)	18,890	1,148,701
Sonova Holding AG	3,209	393,519
Thoratec Corp. (a)	25,150	1,074,660

		$6,907,894

Natural Gas – Distribution – 0.7%
EQT Corp.	12,840	$464,038
Questar Corp.	10,150	461,724

		$925,762

Network & Telecom – 2.2%
Acme Packet, Inc. (a)	33,680	$905,318
F5 Networks, Inc. (a)	17,010	1,166,376
Fortinet, Inc. (a)	28,330	465,745
Tellabs, Inc.	73,360	468,770

		$3,006,209

Oil Services – 2.3%
Cameron International Corp. (a)	14,040	$456,581
Dresser-Rand Group, Inc. (a)	40,560	1,279,668
Smith International, Inc.	37,970	1,429,571

		$3,165,820

Other Banks & Diversified Financials – 1.9%
Associated Banc-Corp.	33,720	$413,407
Cathay General Bancorp, Inc.	47,600	491,708
Marshall & Ilsley Corp.	82,860	594,935
People’s United Financial, Inc.	20,080	271,080
TCF Financial Corp.	31,430	522,052
Zions Bancorporation	16,110	347,493

		$2,640,675

Precious Metals & Minerals – 0.6%
Teck Resources Ltd., “B”	27,850	$823,803

Printing & Publishing – 1.8%
Moody’s Corp.	36,890	$734,849
MSCI, Inc., “A” (a)	50,720	1,389,728
VistaPrint Ltd. (a)	6,160	292,538

		$2,417,115

Restaurants – 1.0%
P.F. Chang’s China Bistro, Inc.	34,050	$1,350,083

Specialty Chemicals – 1.0%
Albemarle Corp.	33,350	$1,324,329

Specialty Stores – 6.2%
Abercrombie & Fitch Co., “A”	28,020	$859,934
Advance Auto Parts, Inc.	12,520	628,254
Dick’s Sporting Goods, Inc. (a)	50,700	1,261,923
J. Crew Group, Inc. (a)	6,550	241,106
Limited Brands, Inc.	71,770	1,583,964

6

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Ross Stores, Inc.	27,620	$1,471,870
Staples, Inc.	61,520	1,171,956
Tiffany & Co.	25,980	984,902
Urban Outfitters, Inc. (a)	9,670	332,551

		$8,536,460

Telecommunications – Wireless – 0.9%
NII Holdings, Inc. (a)	15,850	$515,442
SBA Communications Corp. (a)	10,290	349,963
Vivo Participacoes S.A., ADR	14,980	388,282

		$1,253,687

Telephone Services – 1.9%
American Tower Corp., “A” (a)	51,580	$2,295,310
Virgin Media, Inc.	21,460	358,167

		$2,653,477

Trucking – 2.5%
Expeditors International of Washington, Inc.	29,860	$1,030,469
J.B. Hunt Transport Services, Inc.	18,020	588,713
Landstar System, Inc.	35,260	1,374,787
Werner Enterprises, Inc.	19,670	430,576

		$3,424,545

Utilities – Electric Power – 0.2%
CMS Energy Corp.	19,480	$285,382

Total Common Stocks (Identified Cost, $123,265,703)		$133,275,298

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	1,986,842	$1,986,842

Total Investments (Identified Cost, $125,252,545)		$135,262,140

OTHER ASSETS, LESS LIABILITIES – 1.3%		1,847,770

Net Assets – 100.0%		$137,109,910

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $158,504. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $123,265,703)	$133,275,298
Underlying funds, at cost and value	1,986,842
Total investments, at value (identified cost, $125,252,545)	$135,262,140
Cash	21,878
Foreign currency, at value (identified cost, $75)	72
Receivables for
Investments sold	2,296,926
Fund shares sold	121,691
Interest and dividends	66,138
Other assets	936
Total assets		$137,769,781
Liabilities
Payables for
Investments purchased	$490,657
Fund shares reacquired	104,297
Payable to affiliates
Investment adviser	5,792
Shareholder servicing costs	145
Distribution and/or service fees	399
Administrative services fee	163
Payable for independent Trustees’ compensation	518
Accrued expenses and other liabilities	57,900
Total liabilities		$659,871
Net assets		$137,109,910
Net assets consist of
Paid-in capital	$177,772,446
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,009,959
Accumulated net realized gain (loss) on investments and foreign currency transactions	(50,556,139)
Accumulated net investment loss	(116,356)
Net assets		$137,109,910
Shares of beneficial interest outstanding		30,022,946

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$108,641,797	23,672,853	$4.59
Service Class	28,468,113	6,350,093	4.48

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment loss
Income
Dividends	$551,869
Interest	7,447
Dividends from underlying funds	4,581
Foreign taxes withheld	(3,420)
Total investment income		$560,477
Expenses
Management fee	$546,797
Distribution and/or service fees	38,410
Shareholder servicing costs	8,971
Administrative services fee	15,488
Independent Trustees’ compensation	2,816
Custodian fee	17,890
Shareholder communications	14,775
Auditing fees	23,637
Legal fees	1,375
Miscellaneous	7,149
Total expenses		$677,308
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(472)
Net expenses		$676,833
Net investment loss		$(116,356)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$12,884,558
Foreign currency transactions	(29,266)
Net realized gain (loss) on investments and foreign currency transactions		$12,855,292
Change in unrealized appreciation (depreciation)
Investments	$(14,438,743)
Translation of assets and liabilities in foreign currencies	355
Net unrealized gain (loss) on investments and foreign currency translation		$(14,438,388)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,583,096)
Change in net assets from operations		$(1,699,452)

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment loss	$(116,356)	$(157,527)
Net realized gain (loss) on investments and foreign currency transactions	12,855,292	(6,600,187)
Net unrealized gain (loss) on investments and foreign currency translation	(14,438,388)	47,421,565
Change in net assets from operations	$(1,699,452)	$40,663,851
Distributions declared to shareholders
From net investment income	$—	$(255,085)
From tax return of capital	—	(490)
Total distributions declared to shareholders	$—	$(255,575)
Change in net assets from fund share transactions	$1,296,014	$1,528,270
Total change in net assets	$(403,438)	$41,936,546
Net assets
At beginning of period	137,513,348	95,576,802
At end of period (including accumulated net investment loss of $116,356 and $0, respectively)	$137,109,910	$137,513,348

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009		2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$4.62		$3.27		$7.66	$7.25	$7.30	$7.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.00	)(w)	$0.01	$(0.01)	$0.01	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		1.36		(3.55)	0.71	0.18	0.25
Total from investment operations	$(0.03)		$1.36		$(3.54)	$0.70	$0.19	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.01)		$—	$(0.01)	$—	$—
From net realized gain on investments	—		—		(0.85)	(0.28)	(0.24)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.01)		$(0.85)	$(0.29)	$(0.24)	$—
Net asset value, end of period	$4.59		$4.62		$3.27	$7.66	$7.25	$7.30
Total return (%) (k)(r)(s)	(0.65	)(n)	41.78		(51.56)	9.82	2.55	3.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90		0.87	0.91	0.90	0.92
Expenses after expense reductions (f)	0.88	(a)	0.90		0.87	0.91	0.89	0.92
Net investment income (loss)	(0.11	)(a)	(0.09)		0.21	(0.10)	0.19	(0.40)
Portfolio turnover	48		114		104	91	141	86
Net assets at end of period (000 omitted)	$108,642		$107,989		$73,066	$173,048	$190,684	$216,765

See Notes to Financial Statements

11

MFS Mid Cap Growth Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006		2005
	(unaudited)
Net asset value, beginning of period	$4.52		$3.20	$7.52		$7.13	$7.20		$7.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$(0.00	)(w)	$(0.03)	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		1.33	(3.47)		0.70	0.17		0.24
Total from investment operations	$(0.04)		$1.32	$(3.47)		$0.67	$0.17		$0.20
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(0.85)		$(0.28)	$(0.24)		$—
Net asset value, end of period	$4.48		$4.52	$3.20		$7.52	$7.13		$7.20
Total return (%) (k)(r)(s)	(0.88	)(n)	41.25	(51.59)		9.51	2.30		2.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.16	1.12		1.16	1.15		1.17
Expenses after expense reductions (f)	1.13	(a)	1.15	1.12		1.16	1.15		1.17
Net investment loss	(0.36	)(a)	(0.33)	(0.05)		(0.35)	(0.02)		(0.66)
Portfolio turnover	48		114	104		91	141		86
Net assets at end of period (000 omitted)	$28,468		$29,524	$22,511		$48,209	$41,929		$40,116

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

12

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$123,899,716	$—	$—	$123,899,716
Brazil	4,020,136	—	—	4,020,136
United Kingdom	—	1,770,747	—	1,770,747
Panama	974,609	—	—	974,609
Canada	823,803	—	—	823,803
China	737,678	—	—	737,678
Bermuda	393,973	—	—	393,973
Switzerland	—	393,519	—	393,519
Netherlands	261,117	—	—	261,117
Mutual Funds	1,986,842	—	—	1,986,842
Total Investments	$133,097,874	$2,164,266	$—	$135,262,140

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$255,085
Tax return of capital (b)	490
Total distributions	$255,575

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

15

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$125,533,430
Gross appreciation	14,222,763
Gross depreciation	(4,494,053)
Net unrealized appreciation (depreciation)	$9,728,710

As of 12/31/09
Capital loss carryforwards	(63,130,546)
Other temporary differences	9
Net unrealized appreciation (depreciation)	24,167,453

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(53,689,381)
12/31/17	(9,441,165)
$(63,130,546)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$—	$255,085	$—	$490
Service Class	—	—	—	—
Total	$—	$255,085	$—	$490

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $8,733, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $238.

16

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0213% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $588 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $472, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $67,045,415 and $66,567,944, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,697,706	$13,584,833	5,473,232	$19,964,361
Service Class	943,796	4,560,537	1,547,666	5,754,128
	3,641,502	$18,145,370	7,020,898	$25,718,489
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	75,614	$255,575
Shares reacquired
Initial Class	(2,381,999)	$(11,466,887)	(4,502,144)	$(16,929,603)
Service Class	(1,122,557)	(5,382,469)	(2,052,405)	(7,516,191)
	(3,504,556)	$(16,849,356)	(6,554,549)	$(24,445,794)
Net change
Initial Class	315,707	$2,117,946	1,046,702	$3,290,333
Service Class	(178,761)	(821,932)	(504,739)	(1,762,063)
	136,946	$1,296,014	541,963	$1,528,270

17

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $991 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,657,594	23,703,272	(25,374,024)	1,986,842

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,581	$1,986,842

18

MFS Mid Cap Growth Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

19

MFS Mid Cap Growth Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

20

MFS® New Discovery Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VND-SEM

MFS® NEW DISCOVERY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
EXCO Resources, Inc.	2.1%
NetLogic Microsystems, Inc.	1.7%
DexCom, Inc.	1.6%
Hittite Microwave Corp.	1.6%
Lincare Holdings, Inc.	1.6%
Iluka Resources Ltd.	1.5%
NxStage Medical, Inc.	1.5%
Sensata Technologies Holding B.V.	1.5%
Gen-Probe, Inc.	1.5%
Constant Contact, Inc.	1.5%

Equity sectors
Health Care	29.0%
Technology	25.1%
Special Products & Services	8.3%
Retailing	6.3%
Energy	5.4%
Leisure	5.1%
Consumer Staples	4.9%
Industrial Goods & Services	4.5%
Basic Materials	4.5%
Financial Services	2.3%
Transportation	1.9%
Autos & Housing	1.0%
Utilities & Communications	0.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.02%	$1,000.00	$1,021.59	$5.11
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
Service Class	Actual	1.27%	$1,000.00	$1,019.92	$6.36
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Airlines – 0.5%
Copa Holdings S.A., “A”	66,540	$2,942,400

Apparel Manufacturers – 0.4%
Stella International Holdings	1,157,500	$2,226,732

Biotechnology – 2.5%
Alimera Sciences, Inc. (a)	95,130	$707,767
Gen-Probe, Inc. (a)	205,040	9,312,917
Human Genome Sciences, Inc. (a)	246,360	5,582,518

		$15,603,202

Brokerage & Asset Managers – 0.6%
Stifel Financial Corp. (a)	64,870	$2,814,709
Thomas Weisel Partners Group (a)	180,400	1,062,556

		$3,877,265

Business Services – 5.9%
Concur Technologies, Inc. (a)	139,870	$5,969,652
Constant Contact, Inc. (a)	424,342	9,051,215
CoStar Group, Inc. (a)	221,880	8,608,944
Higher One Holdings, Inc. (a)	136,460	1,978,670
IFM Investments Ltd., ADR (a)	161,250	843,338
Redecard S.A.	5,400	76,288
Ultimate Software Group, Inc. (a)	143,380	4,711,467
Verisk Analytics, Inc., “A” (a)	162,500	4,858,750

		$36,098,324

Computer Software – 7.9%
ArcSight, Inc. (a)	228,260	$5,110,741
Ariba, Inc. (a)	331,820	5,285,893
Autonomy Corp. PLC (a)	282,920	7,635,505
Blackboard, Inc. (a)	236,110	8,813,986
Nuance Communications, Inc. (a)	325,724	4,869,574
Salesforce.com, Inc. (a)	71,600	6,144,712
SolarWinds, Inc. (a)	253,510	4,066,300
Sourcefire, Inc. (a)	82,040	1,558,760
SuccessFactors, Inc. (a)	258,800	5,380,452

		$48,865,923

Computer Software – Systems – 0.6%
PROS Holdings, Inc. (a)	534,580	$3,474,770

Construction – 1.0%
NVR, Inc. (a)	9,660	$6,327,590

Consumer Products – 3.3%
Colgate-Palmolive (India) Ltd.	212,423	$3,794,981
Dabur India Ltd.	615,210	2,770,087
Hengan International Group Co. Ltd.	388,500	3,134,811
Hypermarcas S.A. (a)	223,700	2,872,779
L’Occitane International S.A. (a)	1,952,750	4,258,138
Natura Cosmeticos S.A.	166,540	3,690,637

		$20,521,433

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 1.8%
Anhanguera Educacional Participacoes S.A., IEU	451,300	$6,823,256
Capella Education Co. (a)	55,380	4,505,163

		$11,328,419

Electrical Equipment – 1.5%
Sensata Technologies Holding B.V. (a)	587,680	$9,397,003

Electronics – 7.3%
ARM Holdings PLC	1,356,810	$5,613,662
DynaVox, Inc., “A” (a)	345,060	5,524,411
Fabrinet (a)	474,740	5,079,718
Hittite Microwave Corp. (a)	220,720	9,875,013
NetLogic Microsystems, Inc. (a)	374,940	10,198,368
Silicon Laboratories, Inc. (a)	210,620	8,542,747

		$44,833,919

Energy – Independent – 4.2%
Continental Resources, Inc. (a)	130,160	$5,807,739
Denbury Resources, Inc. (a)	195,000	2,854,800
EXCO Resources, Inc.	863,930	12,622,017
Oasis Petroleum LLC (a)	308,860	4,478,470

		$25,763,026

Engineering – Construction – 1.1%
North American Energy Partners, Inc. (a)	759,130	$6,703,118

Food & Beverages – 1.6%
Green Mountain Coffee Roasters, Inc. (a)	216,840	$5,572,788
Mead Johnson Nutrition Co., “A”	87,940	4,407,553

		$9,980,341

Forest & Paper Products – 1.0%
Universal Forest Products, Inc.	201,820	$6,117,164

Gaming & Lodging – 0.6%
Morgans Hotel Group Co. (a)	585,790	$3,608,466

Health Maintenance Organizations – 0.4%
OdontoPrev S.A.	73,900	$2,575,241

Internet – 3.4%
Art Technology Group, Inc. (a)	618,760	$2,116,159
GSI Commerce, Inc. (a)	151,830	4,372,704
LogMeIn, Inc. (a)	88,180	2,312,961
Rackspace Hosting, Inc. (a)	263,040	4,824,154
Shutterfly, Inc. (a)	129,490	3,102,580
TechTarget, Inc. (a)	812,716	4,372,412

		$21,100,970

Machinery & Tools – 1.9%
Bucyrus International, Inc.	190,150	$9,022,618
Douglas Dynamics, Inc. (a)	157,950	1,816,425
Jain Irrigation Systems Ltd.	49,467	1,130,498

		$11,969,541

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 14.4%
Allscripts Healthcare Solutions, Inc. (a)	441,590	$7,109,599
Brookdale Senior Living, Inc. (a)	548,435	8,226,525
Cerner Corp. (a)	89,390	6,783,807
DaVita, Inc. (a)	100,300	6,262,732
Diagnosticos da America S.A.	702,600	6,613,393
Fleury S.A. (a)	321,200	3,557,223
Healthcare Services Group, Inc.	361,180	6,844,361
IDEXX Laboratories, Inc. (a)	118,826	7,236,503
IPC The Hospitalist Co., Inc. (a)	317,710	7,974,521
Lincare Holdings, Inc.	299,600	9,739,996
MedAssets, Inc. (a)	252,950	5,838,086
MEDNAX, Inc. (a)	94,060	5,230,677
MWI Veterinary Supply, Inc. (a)	139,545	7,013,532

		$88,430,955

Medical Equipment – 10.5%
AGA Medical Holdings, Inc. (a)	324,160	$4,113,590
Align Technology, Inc. (a)	157,520	2,342,322
Conceptus, Inc. (a)	104,550	1,628,889
DexCom, Inc. (a)	871,465	10,074,135
Edwards Lifesciences Corp. (a)	126,780	7,102,216
Heartware International, Inc. (a)	81,392	5,703,137
Masimo Corp.	270,200	6,433,462
NxStage Medical, Inc. (a)	633,817	9,405,844
Orthovita, Inc. (a)	1,012,670	2,055,720
ResMed, Inc. (a)	141,450	8,601,575
Thoratec Corp. (a)	161,980	6,921,405

		$64,382,295

Metals & Mining – 2.4%
Globe Specialty Metals, Inc. (a)	534,070	$5,516,943
Iluka Resources Ltd. (a)	2,433,550	9,426,264

		$14,943,207

Network & Telecom – 5.9%
Acme Packet, Inc. (a)	263,190	$7,074,547
Ciena Corp. (a)	385,400	4,886,872
F5 Networks, Inc. (a)	111,320	7,633,212
Fortinet, Inc. (a)	289,100	4,752,804
Polycom, Inc. (a)	208,240	6,203,470
Riverbed Technology, Inc. (a)	212,970	5,882,231

		$36,433,136

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	239,980	$7,571,369

Other Banks & Diversified Financials – 0.8%
First Interstate BancSystem, Inc.	137,730	$2,166,493
Metro Bancorp, Inc. (a)	209,130	2,580,664

		$4,747,157

Pharmaceuticals – 1.2%
Auxilium Pharmaceuticals, Inc. (a)	63,800	$1,499,300
Eurand N.V. (a)	264,840	2,566,300
Genomma Lab Internacional S.A., “B” (a)	1,000,100	3,321,281

		$7,386,881

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.5%
Stillwater Mining Co. (a)	241,210	$2,802,860

Printing & Publishing – 2.4%
MSCI, Inc., “A” (a)	315,430	$8,642,782
VistaPrint Ltd. (a)	130,080	6,177,499

		$14,820,281

Railroad & Shipping – 1.4%
Aegean Marine Petroleum Network, Inc.	426,700	$8,525,466

Real Estate – 0.9%
Brasil Brokers Participacoes	991,300	$3,196,325
Chesapeake Lodging Trust, REIT (a)	147,290	2,330,128

		$5,526,453

Restaurants – 2.1%
P.F. Chang’s China Bistro, Inc.	211,780	$8,397,077
Peet’s Coffee & Tea, Inc. (a)	41,360	1,624,207
Texas Roadhouse, Inc., “A” (a)	216,840	2,736,521

		$12,757,805

Special Products & Services – 0.6%
PICO Holdings, Inc. (a)	120,960	$3,625,171

Specialty Chemicals – 0.6%
Asian Paints Ltd.	72,326	$3,560,636

Specialty Stores – 5.9%
Blue Nile, Inc. (a)	77,340	$3,641,167
Citi Trends, Inc. (a)	192,040	6,325,798
hhgregg, Inc. (a)	186,050	4,338,686
Monro Muffler Brake, Inc.	158,890	6,280,922
Rue21, Inc. (a)	143,820	4,363,499
Titan Machinery, Inc. (a)	456,660	5,995,946
Vitacost.Com, Inc. (a)	396,590	3,565,344
Zumiez, Inc. (a)	90,210	1,453,283

		$35,964,645

Telecommunications – Wireless – 0.9%
SBA Communications Corp. (a)	156,640	$5,327,326

Total Common Stocks (Identified Cost, $594,547,406)		$610,120,490

	Strike Price	First Exercise
WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $166,679) (a)(z)	$6.57	5/08/07	118,680	$1,374

6

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	5,305,068	$5,305,068

Total Investments (Identified Cost, $600,019,153)		$615,426,932

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(629,883)

Net Assets – 100.0%		$614,797,049

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$1,374
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $594,714,085)	$610,121,864
Underlying funds, at cost and value	5,305,068
Total investments, at value (identified cost, $600,019,153)	$615,426,932
Foreign currency, at value (identified cost, $339,280)	335,811
Receivables for
Investments sold	8,228,167
Fund shares sold	288,824
Interest and dividends	82,895
Other assets	3,662
Total assets		$624,366,291
Liabilities
Payable to custodian	$8,015
Payables for
Investments purchased	8,084,747
Fund shares reacquired	876,229
Payable to affiliates
Investment adviser	31,129
Shareholder servicing costs	593
Distribution and/or service fees	3,091
Administrative services fee	523
Payable for independent Trustees’ compensation	1,833
Accrued expenses and other liabilities	563,082
Total liabilities		$9,569,242
Net assets		$614,797,049
Net assets consist of
Paid-in capital	$641,706,198
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $290,434 deferred country tax)	15,113,651
Accumulated net realized gain (loss) on investments and foreign currency transactions	(40,217,877)
Accumulated net investment loss	(1,804,923)
Net assets		$614,797,049
Shares of beneficial interest outstanding		45,309,601

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$394,813,775	28,780,616	$13.72
Service Class	219,983,274	16,528,985	13.31

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment loss
Income
Dividends	$1,807,019
Interest	37,956
Dividends from underlying funds	3,938
Foreign taxes withheld	(7,708)
Total investment income		$1,841,205
Expenses
Management fee	$2,924,023
Distribution and/or service fees	286,213
Shareholder servicing costs	39,764
Administrative services fee	51,271
Independent Trustees’ compensation	9,954
Custodian fee	123,472
Shareholder communications	118,755
Auditing fees	24,372
Legal fees	6,013
Miscellaneous	18,856
Total expenses		$3,602,693
Fees paid indirectly	(265)
Reduction of expenses by investment adviser	(2,113)
Net expenses		$3,600,315
Net investment loss		$(1,759,110)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $174,406 country tax)	$62,010,137
Foreign currency transactions	(135,910)
Net realized gain (loss) on investments and foreign currency transactions		$61,874,227
Change in unrealized appreciation (depreciation)
Investments (net of $10,348 increase in deferred country tax)	$(46,826,647)
Translation of assets and liabilities in foreign currencies	(4,112)
Net unrealized gain (loss) on investments and foreign currency translation		$(46,830,759)
Net realized and unrealized gain (loss) on investments and foreign currency		$15,043,468
Change in net assets from operations		$13,284,358

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment loss	$(1,759,110)	$(3,294,332)
Net realized gain (loss) on investments and foreign currency transactions	61,874,227	60,533,291
Net unrealized gain (loss) on investments and foreign currency translation	(46,830,759)	191,879,268
Change in net assets from operations	$13,284,358	$249,118,227
Change in net assets from fund share transactions	$(41,510,777)	$(21,111,266)
Total change in net assets	$(28,226,419)	$228,006,961
Net assets
At beginning of period	643,023,468	415,016,507
At end of period (including accumulated net investment loss of $1,804,923 and $45,813, respectively)	$614,797,049	$643,023,468

See Notes to Financial Statements

10

MFS New Discovery Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.43		$8.23	$16.63	$17.42	$15.65	$14.87
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.06)	$(0.04)	$(0.09)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		5.26	(5.54)	0.58	2.16	0.87
Total from investment operations	$0.29		$5.20	$(5.58)	$0.49	$2.06	$0.78
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(2.82)	$(1.28)	$(0.29)	$—
Net asset value, end of period	$13.72		$13.43	$8.23	$16.63	$17.42	$15.65
Total return (%) (k)(r)(s)	2.16	(n)	63.18	(39.33)	2.52	13.22	5.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.01	1.01	1.03	1.06
Expenses after expense reductions (f)	1.02	(a)	1.03	1.01	1.01	1.03	1.06
Net investment loss	(0.45	)(a)	(0.57)	(0.36)	(0.50)	(0.63)	(0.61)
Portfolio turnover	81		158	121	95	106	132
Net assets at end of period (000 omitted)	$394,814		$423,042	$289,596	$520,726	$533,322	$406,190

See Notes to Financial Statements

11

MFS New Discovery Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.05		$8.01	$16.31	$17.15	$15.45	$14.71
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.08)	$(0.07)	$(0.13)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		5.12	(5.41)	0.57	2.13	0.86
Total from investment operations	$0.26		$5.04	$(5.48)	$0.44	$1.99	$0.74
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$(2.82)	$(1.28)	$(0.29)	$—
Net asset value, end of period	$13.31		$13.05	$8.01	$16.31	$17.15	$15.45
Total return (%) (k)(r)(s)	1.99	(n)	62.92	(39.52)	2.25	12.93	5.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.28	1.26	1.26	1.28	1.30
Expenses after expense reductions (f)	1.27	(a)	1.28	1.26	1.26	1.28	1.30
Net investment loss	(0.70	)(a)	(0.82)	(0.60)	(0.75)	(0.88)	(0.86)
Portfolio turnover	81		158	121	95	106	132
Net assets at end of period (000 omitted)	$219,983		$219,982	$125,421	$242,510	$285,511	$296,399

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$492,082,275	$1,374	$—	$492,083,649
Brazil	29,405,142	—	—	29,405,142
Australia	5,703,137	9,426,264	—	15,129,401
United Kingdom	—	13,249,168	—	13,249,168
Netherlands	11,963,303	—	—	11,963,303
India	—	11,256,201	—	11,256,201
Greece	8,525,466	—	—	8,525,466
Canada	6,703,118	—	—	6,703,118
Cayman Islands	5,079,718	—	—	5,079,718
Other Countries	11,365,155	5,361,543	—	16,726,698
Mutual Funds	5,305,068	—	—	5,305,068
Total Investments	$576,132,382	$39,294,550	$—	$615,426,932

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The fund declared no distributions for the year ended December 31, 2009.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$606,083,623
Gross appreciation	56,274,039
Gross depreciation	(46,930,730)
Net unrealized appreciation (depreciation)	$9,343,309
As of 12/31/09
Capital loss carryforwards	(96,027,632)
Post-October capital loss deferral	(45,813)
Other temporary differences	(279,668)
Net unrealized appreciation (depreciation)	56,159,606

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(96,027,632)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $38,869, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $895.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,634 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,113, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $520,843,459 and $562,808,277, respectively.

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,235,100	$31,901,702	7,403,523	$73,426,835
Service Class	2,542,801	35,028,022	5,182,927	54,257,791
	4,777,901	$66,929,724	12,586,450	$127,684,626
Shares reacquired
Initial Class	(4,945,399)	$(69,364,071)	(11,110,651)	$(110,199,556)
Service Class	(2,871,321)	(39,076,430)	(3,979,125)	(38,596,336)
	(7,816,720)	$(108,440,501)	(15,089,776)	$(148,795,892)
Net change
Initial Class	(2,710,299)	$(37,462,369)	(3,707,128)	$(36,772,721)
Service Class	(328,520)	(4,048,408)	1,203,802	15,661,455
	(3,038,819)	$(41,510,777)	(2,503,326)	$(21,111,266)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $4,533 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,339,409	117,077,067	(115,111,408)	5,305,068

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,938	$5,305,068

17

MFS New Discovery Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

18

MFS New Discovery Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VVS-SEM

MFS® CORE EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Core Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Johnson & Johnson	2.5%
JPMorgan Chase & Co.	1.9%
Exxon Mobil Corp.	1.8%
Chevron Corp.	1.8%
Bank of America Corp.	1.8%
Abbott Laboratories	1.7%
Colgate-Palmolive Co.	1.5%
AT&T, Inc.	1.5%
Google, Inc., “A”	1.5%

Equity sectors
Technology	16.7%
Financial Services	15.5%
Health Care	12.8%
Energy	9.2%
Consumer Staples	8.7%
Utilities & Communications	7.3%
Retailing	6.9%
Industrial Goods & Services	6.4%
Leisure	5.8%
Basic Materials	4.3%
Transportation	2.5%
Special Products & Services	2.0%
Autos & Housing	0.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Core Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.91%	$1,000.00	$936.22	$4.37
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
Service Class	Actual	1.16%	$1,000.00	$934.75	$5.56
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Core Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 2.7%
Goodrich Corp.	3,890	$257,712
Honeywell International, Inc.	7,370	287,651
Lockheed Martin Corp.	3,910	291,295
Precision Castparts Corp.	2,120	218,190
United Technologies Corp.	8,010	519,929

		$1,574,777

Airlines – 0.3%
Copa Holdings S.A., “A”	2,250	$99,494
UAL Corp. (a)	3,180	65,381

		$164,875

Alcoholic Beverages – 0.4%
Boston Beer Co., Inc., “A” (a)	3,170	$213,817

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	6,310	$426,240

Biotechnology – 1.8%
Amgen, Inc. (a)	14,030	$737,978
Gilead Sciences, Inc. (a)	8,340	285,894

		$1,023,872

Broadcasting – 1.8%
CBS Corp., “B”	12,560	$162,401
Discovery Communications, Inc., “A” (a)	3,520	125,698
Walt Disney Co.	23,330	734,895

		$1,022,994

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	1,810	$109,994
Charles Schwab Corp.	5,900	83,662
CME Group, Inc.	600	168,930
Franklin Resources, Inc.	1,680	144,798
GFI Group, Inc.	34,030	189,887
LaBranche & Co., Inc. (a)	14,000	59,920
TradeStation Group, Inc. (a)	13,340	90,045

		$847,236

Business Services – 1.5%
Accenture Ltd., “A”	6,870	$265,526
Dun & Bradstreet Corp.	2,760	185,250
MasterCard, Inc., “A”	1,560	311,267
Western Union Co.	7,580	113,018

		$875,061

Cable TV – 1.3%
Comcast Corp., “Special A”	9,830	$161,507
DIRECTV, “A” (a)	11,830	401,274
Time Warner Cable, Inc.	3,295	171,603

		$734,384

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 2.1%
Celanese Corp.	9,980	$248,602
Ecolab, Inc.	8,650	388,472
Monsanto Co.	13,190	609,642

		$1,246,716

Computer Software – 3.6%
Adobe Systems, Inc. (a)	20,110	$531,507
MicroStrategy, Inc., “A” (a)	8,770	658,539
Oracle Corp.	33,670	722,558
Salesforce.com, Inc. (a)	1,730	148,469

		$2,061,073

Computer Software – Systems – 5.7%
Apple, Inc. (a)	6,630	$1,667,644
Dell, Inc. (a)	46,240	557,654
EMC Corp. (a)	14,300	261,690
Hewlett-Packard Co.	15,250	660,020
NICE Systems Ltd., ADR (a)	7,110	181,234

		$3,328,242

Conglomerates – 0.2%
Textron, Inc.	6,170	$104,705

Construction – 0.7%
Martin Marietta Materials, Inc.	1,060	$89,899
NVR, Inc. (a)	200	131,006
Sherwin-Williams Co.	2,650	183,354

		$404,259

Consumer Products – 2.2%
Avon Products, Inc.	14,700	$389,550
Colgate-Palmolive Co.	11,300	889,988

		$1,279,538

Consumer Services – 0.3%
Apollo Group, Inc., “A” (a)	1,660	$70,500
DeVry, Inc.	2,240	117,578

		$188,078

Containers – 0.2%
Crown Holdings, Inc. (a)	5,620	$140,725

Electrical Equipment – 2.1%
AMETEK, Inc.	5,590	$224,439
Danaher Corp.	19,630	728,666
Sensata Technologies Holding B.V. (a)	17,500	279,825

		$1,232,930

Electronics – 4.0%
Broadcom Corp., “A”	8,720	$287,498
First Solar, Inc. (a)(l)	2,950	335,799
Hittite Microwave Corp. (a)	1,940	86,796
Intel Corp.	40,000	778,000
Linear Technology Corp.	12,330	342,897
Microchip Technology, Inc.	14,360	398,346

5

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
PMC-Sierra, Inc. (a)	8,000	$60,160
Silicon Laboratories, Inc. (a)	1,420	57,595

		$2,347,091

Energy – Independent – 3.3%
Alpha Natural Resources, Inc. (a)	1,910	$64,692
Anadarko Petroleum Corp.	4,680	168,901
Apache Corp.	5,510	463,887
CONSOL Energy, Inc.	1,540	51,990
Denbury Resources, Inc. (a)	6,910	101,162
Massey Energy Co.	2,150	58,803
Nexen, Inc.	12,300	241,944
Noble Energy, Inc.	3,620	218,395
Occidental Petroleum Corp.	6,230	480,645
Walter Energy, Inc.	740	45,029

		$1,895,448

Energy – Integrated – 4.1%
Chevron Corp.	15,230	$1,033,508
Exxon Mobil Corp. (s)	18,550	1,058,649
Hess Corp.	5,130	258,244

		$2,350,401

Engineering – Construction – 1.3%
Fluor Corp.	13,740	$583,950
North American Energy Partners, Inc. (a)	17,260	152,406

		$736,356

Food & Beverages – 4.0%
Dr Pepper Snapple Group, Inc.	9,470	$354,083
General Mills, Inc.	12,870	457,142
Kellogg Co.	8,550	430,065
Kraft Foods, Inc.,”A”	8,440	236,320
PepsiCo, Inc. (s)	13,760	838,672

		$2,316,282

Food & Drug Stores – 0.9%
Walgreen Co.	12,290	$328,143
Whole Foods Market, Inc. (a)	5,850	210,717

		$538,860

Gaming & Lodging – 0.7%
International Game Technology	9,700	$152,290
Las Vegas Sands Corp. (a)	5,860	129,740
Marriott International, Inc., “A”	4,240	126,946

		$408,976

General Merchandise – 2.6%
Dollar General Corp. (a)	8,030	$221,227
Kohl’s Corp. (a)	4,330	205,675
Target Corp.	12,130	596,432
Wal-Mart Stores, Inc.	10,330	496,563

		$1,519,897

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.6%
Aetna, Inc.	3,820	$100,772
WellPoint, Inc. (a)	4,650	227,525

		$328,297

Insurance – 3.1%
ACE Ltd.	7,930	$408,236
Aflac, Inc.	5,640	240,659
Allied World Assurance Co. Holdings Ltd.	8,540	387,545
Chubb Corp.	7,720	386,077
MetLife, Inc.	3,730	140,845
Prudential Financial, Inc.	4,570	245,226

		$1,808,588

Internet – 1.5%
Google, Inc., “A” (a)	1,920	$854,304

Leisure & Toys – 0.6%
Hasbro, Inc.	8,450	$347,295

Machinery & Tools – 0.3%
Bucyrus International, Inc.	3,780	$179,361

Major Banks – 6.5%
Bank of America Corp.	71,260	$1,024,006
Bank of New York Mellon Corp.	11,208	276,726
Goldman Sachs Group, Inc.	4,340	569,712
JPMorgan Chase & Co. (s)	29,930	1,095,737
KeyCorp	36,450	280,301
State Street Corp.	6,220	210,360
SunTrust Banks, Inc.	12,760	297,308

		$3,754,150

Medical & Health Technology & Services – 1.6%
DaVita, Inc. (a)	4,370	$272,863
Express Scripts, Inc. (a)	4,660	219,113
Medco Health Solutions, Inc. (a)	1,300	71,604
Patterson Cos., Inc.	6,370	181,736
VCA Antech, Inc. (a)	6,990	173,072

		$918,388

Medical Equipment – 3.5%
Becton, Dickinson & Co.	4,360	$294,823
Medtronic, Inc.	10,250	371,768
NxStage Medical, Inc. (a)	3,548	52,652
NxStage Medical, Inc. (a)	31,430	466,421
St. Jude Medical, Inc. (a)	9,040	326,254
Thermo Fisher Scientific, Inc. (a)	7,630	374,252
Waters Corp. (a)	2,270	146,869

		$2,033,039

Metals & Mining – 0.5%
Cliffs Natural Resources, Inc.	1,850	$87,246
Steel Dynamics, Inc.	1,650	21,764
United States Steel Corp.	4,740	182,727

		$291,737

6

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.3%
EQT Corp.	4,300	$155,402

Natural Gas – Pipeline – 0.4%
Niska Gas Storage Partners LLC (a)	3,460	$64,218
Williams Cos., Inc.	9,410	172,015

		$236,233

Network & Telecom – 1.9%
Cisco Systems, Inc. (a)	39,020	$831,516
Juniper Networks, Inc. (a)	8,420	192,144
Tellabs, Inc.	8,480	54,187

		$1,077,847

Oil Services – 1.8%
Halliburton Co.	19,620	$481,671
National Oilwell Varco, Inc.	4,310	142,532
Noble Corp.	4,100	126,731
Schlumberger Ltd.	5,300	293,302

		$1,044,236

Other Banks & Diversified Financials – 1.9%
American Express Co.	5,120	$203,264
Associated Banc-Corp.	18,170	222,764
Cathay General Bancorp, Inc.	21,590	223,025
EuroDekania Ltd. (a)(z)	50,820	89,998
Marshall & Ilsley Corp.	33,730	242,181
Sterling Bancshares, Inc.	26,460	124,627

		$1,105,859

Pharmaceuticals – 5.3%
Abbott Laboratories	21,540	$1,007,641
Johnson & Johnson	24,610	1,453,467
Pfizer, Inc.	20,259	288,893
Teva Pharmaceutical Industries Ltd., ADR	6,570	341,574

		$3,091,575

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	1,330	$58,321
Teck Resources Ltd., “B”	5,860	173,287

		$231,608

Printing & Publishing – 0.7%
Moody’s Corp.	8,600	$171,312
MSCI, Inc., “A” (a)	8,700	238,380

		$409,692

Railroad & Shipping – 1.1%
Aegean Marine Petroleum Network, Inc.	9,340	$186,613
Canadian National Railway Co.	4,280	245,586
Union Pacific Corp.	3,140	218,261

		$650,460

Real Estate – 2.2%
Annaly Mortgage Management, Inc., REIT	20,380	$349,517
Entertainment Property Trust, REIT	15,030	572,192

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Kilroy Realty Corp., REIT	6,590	$195,921
Mack-Cali Realty Corp., REIT	5,390	160,245

		$1,277,875

Restaurants – 0.7%
McDonald’s Corp.	6,300	$414,981

Specialty Chemicals – 1.1%
Praxair, Inc.	8,710	$661,873

Specialty Stores – 2.7%
Abercrombie & Fitch Co., “A”	5,380	$165,112
Amazon.com, Inc. (a)	3,230	352,910
Dick’s Sporting Goods, Inc. (a)	4,390	109,267
Home Depot, Inc.	17,770	498,804
Limited Brands, Inc.	11,220	247,625
Staples, Inc.	11,510	219,266

		$1,592,984

Telecommunications – Wireless – 0.3%
Cellcom Israel Ltd.	4,460	$111,500
Sprint Nextel Corp. (a)	15,620	66,229

		$177,729

Telephone Services – 2.8%
American Tower Corp., “A” (a)	7,810	$347,545
AT&T, Inc.	35,550	859,955
Qwest Communications International, Inc.	74,880	393,120

		$1,600,620

Tobacco – 2.1%
Philip Morris International, Inc.	18,290	$838,414
Reynolds American, Inc.	7,610	396,633

		$1,235,047

Trucking – 1.1%
Expeditors International of Washington, Inc.	11,240	$387,892
Werner Enterprises, Inc.	10,750	235,318

		$623,210

Utilities – Electric Power – 3.3%
American Electric Power Co., Inc.	10,280	$332,044
Calpine Corp. (a)	8,080	102,778
CenterPoint Energy, Inc.	8,540	112,386
CMS Energy Corp.	17,230	252,420
Dominion Resources, Inc.	5,140	199,124
PG&E Corp.	7,840	322,224
PPL Corp.	5,970	148,952
Public Service Enterprise Group, Inc.	4,740	148,504
Wisconsin Energy Corp.	5,650	286,681

		$1,905,113

Total Common Stocks (Identified Cost, $61,722,464)		$56,990,336

7

MFS Core Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.5%
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 7.5%	1,600	$180,800

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	2,620	$136,254

Total Convertible Preferred Stocks (Identified Cost, $335,216)		$317,054

MONEY MARKET FUNDS (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	747,526	$747,526

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	258,251	$258,251

Total Investments (Identified Cost, $63,063,457)		$58,313,167

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(311,496)

Net Assets – 100.0%		$58,001,671

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2010, the value of securities pledged amounted to $162,845. At June 30, 2010, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
EuroDekania Ltd.	6/25/07	$737,167	$89,998
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

8

MFS Core Equity Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $62,315,931)	$57,565,641
Underlying funds, at cost and value	747,526
Total investments, at value, including $251,792 of securities on loan (identified cost, $63,063,457)	$58,313,167
Cash	937
Receivables for
Investments sold	1,615,113
Fund shares sold	6,054
Interest and dividends	72,002
Receivable from investment adviser	6,480
Other assets	504
Total assets		$60,014,257
Liabilities
Payables for
Investments purchased	$1,657,682
Fund shares reacquired	29,815
Collateral for securities loaned, at value	258,251
Payable to affiliates
Investment adviser	2,447
Shareholder servicing costs	91
Distribution and/or service fees	59
Administrative services fee	103
Payable for independent Trustees’ compensation	464
Accrued expenses and other liabilities	63,674
Total liabilities		$2,012,586
Net assets		$58,001,671
Net assets consist of
Paid-in capital	$112,144,438
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,750,332)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(49,664,886)
Undistributed net investment income	272,451
Net assets		$58,001,671
Shares of beneficial interest outstanding		4,640,113

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$53,810,629	4,303,995	$12.50
Service Class	4,191,042	336,118	12.47

See Notes to Financial Statements

9

MFS Core Equity Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$572,858
Interest	2,390
Dividends from underlying funds	249
Foreign taxes withheld	(1,117)
Total investment income		$574,380
Expenses
Management fee	$243,588
Distribution and/or service fees	5,933
Shareholder servicing costs	4,148
Administrative services fee	9,774
Independent Trustees’ compensation	1,783
Custodian fee	10,775
Shareholder communications	19,432
Auditing fees	27,437
Legal fees	735
Dividend and interest expense on securities sold short	2,815
Miscellaneous	6,349
Total expenses		$332,769
Reduction of expenses by investment adviser	(31,745)
Net expenses		$301,024
Net investment income		$273,356
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,307,405
Securities sold short	42,883
Foreign currency transactions	20
Net realized gain (loss) on investments and foreign currency transactions		$2,350,308
Change in unrealized appreciation (depreciation)
Investments	$(6,540,695)
Translation of assets and liabilities in foreign currencies	(48)
Net unrealized gain (loss) on investments and foreign currency translation		$(6,540,743)
Net realized and unrealized gain (loss) on investments and foreign currency		$(4,190,435)
Change in net assets from operations		$(3,917,079)

See Notes to Financial Statements

10

MFS Core Equity Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$273,356	$700,661
Net realized gain (loss) on investments and foreign currency transactions	2,350,308	(8,608,848)
Net unrealized gain (loss) on investments and foreign currency translation	(6,540,743)	24,800,445
Change in net assets from operations	$(3,917,079)	$16,892,258
Distributions declared to shareholders
From net investment income	$(705,029)	$(996,498)
Change in net assets from fund share transactions	$(4,015,291)	$(7,877,578)
Total change in net assets	$(8,637,399)	$8,018,182
Net assets
At beginning of period	66,639,070	58,620,888
At end of period (including undistributed net investment income of $272,451 and $704,124, respectively)	$58,001,671	$66,639,070

See Notes to Financial Statements

11

MFS Core Equity Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.49		$10.38	$17.18		$15.51	$13.69	$13.57
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.16		$0.09	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.90)		3.16	(6.85)		1.64	1.83	0.16
Total from investment operations	$(0.84)		$3.30	$(6.69)		$1.73	$1.88	$0.22
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.19)	$(0.11)		$(0.06)	$(0.06)	$(0.10)
Net asset value, end of period	$12.50		$13.49	$10.38		$17.18	$15.51	$13.69
Total return (%) (k)(r)(s)	(6.38	)(n)	32.43	(39.15	)(t)	11.15	13.80	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	0.95		1.03	0.92	0.98
Expenses after expense reductions (f)	0.91	(a)	0.90	0.90		0.90	0.90	0.90
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.90	N/A		N/A	N/A	N/A
Net investment income	0.86	(a)	1.20	1.13		0.53	0.35	0.42
Portfolio turnover	35		90	109		151	89	93
Net assets at end of period (000 omitted)	$53,811		$61,856	$54,049		$115,251	$131,259	$137,244

See Notes to Financial Statements

12

MFS Core Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008		2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.45		$10.32	$17.07		$15.41	$13.60	$13.48
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.12		$0.04	$0.01	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.90)		3.17	(6.81)		1.63	1.82	0.17
Total from investment operations	$(0.86)		$3.28	$(6.69)		$1.67	$1.83	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)	$(0.06)		$(0.01)	$(0.02)	$(0.07)
Net asset value, end of period	$12.47		$13.45	$10.32		$17.07	$15.41	$13.60
Total return (%) (k)(r)(s)	(6.52	)(n)	32.24	(39.32	)(t)	10.87	13.50	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.26	1.20		1.27	1.17	1.23
Expenses after expense reductions (f)	1.16	(a)	1.15	1.15		1.15	1.15	1.15
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	N/A		N/A	N/A	N/A
Net investment income	0.61	(a)	0.95	0.87		0.25	0.10	0.17
Portfolio turnover	35		90	109		151	89	93
Net assets at end of period (000 omitted)	$4,191		$4,783	$4,571		$9,288	$14,740	$15,823

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)	Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.87%.

See Notes to Financial Statements

13

MFS Core Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$54,542,932	$602,675	$—	$55,145,607
Canada	871,544	—	—	871,544
Israel	634,308	—	—	634,308
Netherlands	279,825	—	—	279,825
Greece	186,613	—	—	186,613
Panama	99,495	—	—	99,495
United Kingdom	—	—	89,998	89,998
Mutual Funds	1,005,777	—	—	1,005,777
Total Investments	$57,620,494	$602,675	$89,998	$58,313,167

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 12/31/09	$77,224
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	12,774
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 6/30/10	$89,998

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2010 is $12,774.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be

15

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

recognized as a fund expense. During the six months ended June 30, 2010, this expense amounted to $2,815. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2010, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$996,498

16

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$63,231,729
Gross appreciation	2,981,625
Gross depreciation	(7,900,187)
Net unrealized appreciation (depreciation)	$(4,918,562)

As of 12/31/09
Undistributed ordinary income	704,124
Capital loss carryforwards	(51,847,821)
Other temporary differences	(10,275)
Net unrealized appreciation (depreciation)	1,633,313

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(26,693,718)
12/31/16	(16,149,798)
12/31/17	(9,004,305)
$(51,847,821)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$663,488	$936,035
Service Class	41,541	60,463
Total	$705,029	$996,498

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.15% annually of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, this reduction amounted to $20,589 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective May 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, this reduction amounted to $10,943 and is reflected as a reduction of total expenses in the Statement of Operations.

17

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $3,883, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $265.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0301 % of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $266 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $213, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $22,225,805 and $26,797,564, respectively.

18

MFS Core Equity Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	149,109	$2,080,521	237,775	$2,645,123
Service Class	14,612	201,015	118,024	1,296,676
	163,721	$2,281,536	355,799	$3,941,799
Shares issued to shareholders in reinvestment of distributions
Initial Class	45,507	$663,488	93,603	$936,035
Service Class	2,855	41,541	6,058	60,463
	48,362	$705,029	99,661	$996,498
Shares reacquired
Initial Class	(474,640)	$(6,494,299)	(954,669)	$(10,503,945)
Service Class	(37,053)	(507,557)	(211,205)	(2,311,930)
	(511,693)	$(7,001,856)	(1,165,874)	$(12,815,875)
Net change
Initial Class	(280,024)	$(3,750,290)	(623,291)	$(6,922,787)
Service Class	(19,586)	(265,001)	(87,123)	(954,791)
	(299,610)	$(4,015,291)	(710,414)	$(7,877,578)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $491 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	422,843	5,754,045	(5,429,362)	747,526

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$249	$747,526

19

MFS Core Equity Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

20

MFS Core Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

21

MFS® INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VUF-SEM

MFS® UTILITIES SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Virgin Media, Inc.	3.8%
Questar Corp.	3.6%
CMS Energy Corp.	3.6%
Williams Cos, Inc.	3.4%
EQT Corp.	3.1%
American Electric Power Co., Inc.	2.9%
El Paso Corp.	2.8%
Public Service Enterprise Group, Inc.	2.7%
Entergy Corp.	2.6%
Cellcom Israel Ltd.	2.5%

Top five industries (i)
Utilities – Electric Power	50.0%
Telephone Services	13.7%
Telecommunications – Wireless	10.2%
Natural Gas – Distribution	10.2%
Natural Gas – Pipeline	8.0%

Issuer country weightings (i)
United States	71.2%
Brazil	7.8%
Israel	3.6%
United Kingdom	3.5%
Spain	3.1%
Portugal	2.8%
Germany	1.7%
Czech Republic	1.3%
Finland	1.1%
Other Countries	3.9%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.81%	$1,000.00	$926.85	$3.87
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.07%	$1,000.00	$925.82	$5.11
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.8%
Cable TV – 4.8%
Cablevision Systems Corp., “A”	245,300	$5,889,653
Comcast Corp., “Special A”	2,341,600	38,472,488
Time Warner Cable, Inc.	630,150	32,818,212

		$77,180,353

Energy – Independent – 1.5%
Apache Corp.	74,700	$6,288,993
CONSOL Energy, Inc.	403,640	13,626,886
Southwestern Energy Co. (a)	93,400	3,608,976

		$23,524,855

Natural Gas – Distribution – 10.2%
EQT Corp.	1,381,430	$49,924,880
NiSource, Inc.	867,300	12,575,850
Questar Corp.	1,272,920	57,905,131
Sempra Energy	561,140	26,255,741
Southern Union Co.	269,800	5,897,828
Spectra Energy Corp.	463,270	9,297,829

		$161,857,259

Natural Gas – Pipeline – 7.0%
El Paso Corp.	3,973,190	$44,142,141
Enagas S.A.	647,570	9,732,048
Niska Gas Storage Partners LLC (a)	193,400	3,589,504
Williams Cos., Inc.	2,951,305	53,949,855

		$111,413,548

Oil Services – 0.1%
Halliburton Co.	33,900	$832,245

Telecommunications – Wireless – 10.2%
America Movil S.A.B. de C.V., “L”, ADR	169,540	$8,053,150
Cellcom Israel Ltd.	1,574,310	39,357,750
Mobile TeleSystems OJSC, ADR	544,750	10,437,410
MTN Group Ltd.	731,040	9,583,567
NII Holdings, Inc. (a)	507,400	16,500,648
Partner Communication Co. Ltd., ADR	1,164,000	17,762,640
Tim Participacoes S.A., ADR	324,600	8,809,644
Vivo Participacoes S.A., ADR	1,008,925	26,151,336
Vodafone Group PLC	12,301,470	25,491,375

		$162,147,520

Telephone Services – 12.9%
American Tower Corp., “A” (a)	468,200	$20,834,900
CenturyTel, Inc.	801,500	26,697,965
Crown Castle International Corp. (a)	233,800	8,711,388
France Telecom S.A.	359,500	6,203,492
Portugal Telecom, SGPS, S.A.	1,668,800	16,541,770
PT XL Axiata Tbk (a)	16,302,500	7,299,549
Qwest Communications International, Inc.	3,331,600	17,490,900
Telefonica S.A.	790,220	14,592,595
Telenet Group Holding N.V.	449,233	11,797,664
Virgin Media, Inc.	3,618,160	60,387,090
Windstream Corp.	1,490,748	15,742,299

		$206,299,612

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 48.1%
AES Corp. (a)	3,507,890	$32,412,904
AES Tiete S.A., IPS	969,359	11,143,601
Allegheny Energy, Inc.	195,700	4,047,076
Alliant Energy Corp.	344,500	10,934,430
American Electric Power Co., Inc.	1,415,710	45,727,433
American Water Works Co., Inc.	513,690	10,582,014
Calpine Corp. (a)	1,394,260	17,734,987
CenterPoint Energy, Inc.	1,260,990	16,594,628
CEZ AS	506,860	20,748,077
China Hydroelectric Corp., ADR (a)	482,890	3,626,504
China Longyuan Power Group (a)	5,029,000	4,617,742
CMS Energy Corp.	3,909,430	57,273,150
Companhia de Saneamento de Minas Gerais – Copasa MG	661,000	9,155,125
Companhia Paranaense de Energia, ADR	301,000	6,215,650
Companhia Paranaense de Energia, IPS	182,800	3,767,402
Constellation Energy Group, Inc.	640,450	20,654,513
CPFL Energia S.A.	403,000	8,799,019
CPFL Energia S.A., ADR	39,700	2,657,915
DPL, Inc.	1,017,560	24,319,684
E.ON AG	754,931	20,322,565
EDP Renovaveis S.A. (a)	264,605	1,552,776
Eletropaulo Metropolitana S.A., IPS	872,300	17,378,342
Energias de Portugal S.A.	9,113,000	26,908,079
Energias do Brasil S.A.	331,530	6,575,498
Entergy Corp.	577,600	41,367,712
FirstEnergy Corp.	442,500	15,589,275
Fortum Corp.	788,500	17,358,185
National Grid PLC	3,822,420	28,157,776
NextEra Energy, Inc.	275,700	13,443,132
Northeast Utilities	827,333	21,080,445
NRG Energy, Inc. (a)	1,327,354	28,153,178
NV Energy, Inc.	345,200	4,076,812
OGE Energy Corp.	598,400	21,877,504
PG&E Corp.	884,700	36,361,170
PPL Corp.	1,258,700	31,404,565
Public Service Enterprise Group, Inc.	1,352,760	42,381,971
Red Electrica de Espana	694,199	24,815,155
RWE AG	96,800	6,309,476
Scottish & Southern Energy PLC	103,700	1,719,109
Tractebel Energia S.A.	2,076,900	24,382,001
Verbund AG	10,000	306,308
Wisconsin Energy Corp.	482,500	24,482,050

		$767,014,938

Total Common Stocks (Identified Cost, $1,667,785,132)		$1,510,270,330

BONDS – 0.0%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.398%, 2023 (Identified Cost, $14,606) (i)(z)	$287,574	$14,005

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 2.9%
Natural Gas – Pipeline – 1.0%
El Paso Corp., 4.99%	15,720	$15,130,500

Utilities – Electric Power – 1.9%
Great Plains Energy, Inc., 12%	134,230	$8,020,243
NextEra Energy, Inc. , 8.375%	320,000	15,792,000
PPL Corp., 9.5%	131,790	6,853,792

		$30,666,035

Total Convertible Preferred Stocks (Identified Cost, $49,588,584)		$45,796,535

CONVERTIBLE BONDS – 0.8%
Telephone Services – 0.8%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $10,310,333)	$11,460,000	$13,422,525

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	18,784,738	$18,784,738

Total Investments (Identified Cost, $1,746,483,393)		$1,588,288,133

OTHER ASSETS, LESS LIABILITIES – 0.3%		4,642,074

Net Assets – 100.0%		$1,592,930,207

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.398%, 2023	1/18/02	$14,606	$14,005
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

6

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	4,640,569	7/12/10	$6,088,651	$5,674,988	$413,663
SELL	EUR	HSBC Bank	1,081,198	9/14/10	1,331,566	1,322,666	8,900
BUY	GBP	Barclays Bank PLC	2,746,446	7/12/10	3,992,866	4,103,431	110,565
BUY	GBP	Deutsche Bank AG	798,804	7/12/10	1,147,410	1,193,483	46,073
SELL	GBP	Barclays Bank PLC	11,787,782	7/12/10	17,984,737	17,611,980	372,757
SELL	GBP	Deutsche Bank AG	11,787,782	7/12/10	17,984,855	17,611,980	372,875

							$1,324,833

Liability Derivatives
BUY	EUR	Barclays Bank PLC	444,535	7/12/10	$548,854	$543,625	$(5,229)
BUY	EUR	Citibank N.A.	384,024	7/12/10	472,789	469,626	(3,163)
BUY	EUR	UBS AG	1,906,257	9/14/10	2,335,645	2,331,987	(3,658)
SELL	EUR	Citibank N.A.	37,901	9/14/10	45,581	46,366	(785)
SELL	EUR	Credit Suisse Group	5,274,241	9/15/10	6,355,265	6,452,196	(96,931)
SELL	EUR	Deutsche Bank AG	4,414,411	9/15/10	5,319,189	5,400,331	(81,142)
SELL	EUR	Goldman Sachs International	19,567	7/12/10	23,928	23,929	(1)
SELL	EUR	HSBC Bank	9,645,284	9/14/10-9/15/10	11,596,643	11,799,472	(202,829)
SELL	EUR	Merrill Lynch International Bank	9,939,431	9/15/10	11,976,418	12,159,316	(182,898)
SELL	EUR	UBS AG	61,917,093	7/12/10-9/15/10	74,704,761	75,743,070	(1,038,309)
SELL	GBP	Barclays Bank PLC	18,216,221	7/12/10	26,556,105	27,216,630	(660,525)
SELL	GBP	Deutsche Bank AG	8,953,000	7/12/10	13,197,617	13,376,566	(178,949)
SELL	GBP	JPMorgan Chase Bank	8,251,000	7/12/10	12,011,930	12,327,718	(315,788)

							$(2,770,207)

At June 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,727,698,655)	$1,569,503,395
Underlying funds, at cost and value	18,784,738
Total investments, at value (identified cost, $1,746,483,393)	$1,588,288,133
Restricted cash	600,000
Receivables for
Forward foreign currency exchange contracts	1,324,833
Investments sold	1,571,287
Fund shares sold	613,256
Interest and dividends	8,341,796
Other assets	9,416
Total assets		$1,600,748,721
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,770,207
Investments purchased	2,473,334
Fund shares reacquired	2,103,812
Payable to affiliates
Investment adviser	65,247
Shareholder servicing costs	1,257
Distribution and/or service fees	15,636
Administrative services fee	1,256
Payable for independent Trustees’ compensation	4,809
Accrued expenses and other liabilities	382,956
Total liabilities		$7,818,514
Net assets		$1,592,930,207
Net assets consist of
Paid-in capital	$1,996,562,578
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(159,671,023)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(275,437,222)
Undistributed net investment income	31,475,874
Net assets		$1,592,930,207
Shares of beneficial interest outstanding		78,013,010

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$476,949,918	23,170,920	$20.58
Service Class	1,115,980,289	54,842,090	20.35

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$43,233,132
Interest	517,198
Dividends from underlying funds	21,161
Foreign taxes withheld	(2,803,496)
Total investment income		$40,967,995
Expenses
Management fee	$6,237,843
Distribution and/or service fees	1,480,541
Shareholder servicing costs	103,149
Administrative services fee	126,789
Independent Trustees’ compensation	22,375
Custodian fee	260,708
Shareholder communications	127,769
Auditing fees	29,929
Legal fees	18,138
Miscellaneous	41,357
Total expenses		$8,448,598
Fees paid indirectly	(123)
Reduction of expenses by investment adviser	(5,612)
Net expenses		$8,442,863
Net investment income		$32,525,132
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$10,769,184
Foreign currency transactions	19,553,502
Net realized gain (loss) on investments and foreign currency transactions		$30,322,686
Change in unrealized appreciation (depreciation)
Investments	$(189,851,705)
Translation of assets and liabilities in foreign currencies	(2,500,083)
Net unrealized gain (loss) on investments and foreign currency translation		$(192,351,788)
Net realized and unrealized gain (loss) on investments and foreign currency		$(162,029,102)
Change in net assets from operations		$(129,503,970)

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$32,525,132	$60,237,761
Net realized gain (loss) on investments and foreign currency transactions	30,322,686	(98,225,707)
Net unrealized gain (loss) on investments and foreign currency translation	(192,351,788)	484,691,455
Change in net assets from operations	$(129,503,970)	$446,703,509
Distributions declared to shareholders
From net investment income	$(53,910,219)	$(73,624,954)
Change in net assets from fund share transactions	$1,757,584	$(86,291,421)
Total change in net assets	$(181,656,605)	$286,787,134
Net assets
At beginning of period	1,774,586,812	1,487,799,678
At end of period (including undistributed net investment income of $31,475,874 and $52,860,961, respectively)	$1,592,930,207	$1,774,586,812

See Notes to Financial Statements

10

MFS Utilities Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$22.92		$18.21	$34.48	$29.27	$23.74	$20.45
Income (loss) from investment operations
Net investment income (d)	$0.43		$0.80	$0.73	$0.71	$0.59	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(2.04)		4.90	(11.97)	7.10	6.47	3.02
Total from investment operations	$(1.61)		$5.70	$(11.24)	$7.81	$7.06	$3.42
Less distributions declared to shareholders
From net investment income	$(0.73)		$(0.99)	$(0.44)	$(0.32)	$(0.53)	$(0.13)
From net realized gain on investments	—		—	(4.59)	(2.28)	(1.00)	—
Total distributions declared to shareholders	$(0.73)		$(0.99)	$(5.03)	$(2.60)	$(1.53)	$(0.13)
Net asset value, end of period	$20.58		$22.92	$18.21	$34.48	$29.27	$23.74
Total return (%) (k)(r)(s)	(7.32	)(n)	33.44	(37.77)	27.90	31.26	16.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.84	0.85	0.87	0.90
Expenses after expense reductions (f)	0.81	(a)	0.83	0.81	0.82	0.86	0.90
Net investment income	3.95	(a)	4.11	2.76	2.22	2.32	1.80
Portfolio turnover	32		70	68	84	94	88
Net assets at end of period (000 omitted)	$476,950		$564,822	$495,297	$969,404	$710,341	$506,315

See Notes to Financial Statements

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MFS Utilities Series

Financial Highlights (unaudited) – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$22.65		$17.98	$34.11	$29.01	$23.56	$20.32
Income (loss) from investment operations
Net investment income (d)	$0.41		$0.73	$0.66	$0.62	$0.53	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(2.03)		4.86	(11.82)	7.03	6.42	3.01
Total from investment operations	$(1.62)		$5.59	$(11.16)	$7.65	$6.95	$3.35
Less distributions declared to shareholders
From net investment income	$(0.68)		$(0.92)	$(0.38)	$(0.27)	$(0.50)	$(0.11)
From net realized gain on investments	—		—	(4.59)	(2.28)	(1.00)	—
Total distributions declared to shareholders	$(0.68)		$(0.92)	$(4.97)	$(2.55)	$(1.50)	$(0.11)
Net asset value, end of period	$20.35		$22.65	$17.98	$34.11	$29.01	$23.56
Total return (%) (k)(r)(s)	(7.42	)(n)	33.09	(37.91)	27.56	30.96	16.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.09	1.10	1.12	1.15
Expenses after expense reductions (f)	1.07	(a)	1.07	1.06	1.07	1.11	1.15
Net investment income	3.74	(a)	3.83	2.54	1.96	2.11	1.56
Portfolio turnover	32		70	68	84	94	88
Net assets at end of period (000 omitted)	$1,115,980		$1,209,765	$992,502	$1,715,446	$993,085	$564,978

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,075,752,277	$21,984,292	$—	$1,097,736,569
Brazil	125,035,533	—	—	125,035,533
Israel	57,120,390	—	—	57,120,390
United Kingdom	—	55,368,260	—	55,368,260
Spain	—	49,139,798	—	49,139,798
Portugal	—	45,002,626	—	45,002,626
Germany	—	26,632,041	—	26,632,041
Czech Republic	20,748,077	—	—	20,748,077
Finland	—	17,358,185	—	17,358,185
Other Countries	22,117,064	39,808,322	—	61,925,386
Corporate Bonds	—	13,422,525	—	13,422,525
Commercial Mortgage-Backed Securities	—	14,005	—	14,005
Mutual Funds	18,784,738	—	—	18,784,738
Total Investments	$1,319,558,079	$268,730,054	$—	$1,588,288,133

Other Financial Instruments
Forward Currency Contracts	$—	$(1,445,374)	$—	$(1,445,374)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$1,324,833	$(2,770,207)

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MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$20,150,515

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(2,489,072)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$73,624,954

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$1,776,100,591
Gross appreciation	54,742,651
Gross depreciation	(242,555,109)
Net unrealized appreciation (depreciation)	$(187,812,458)

As of 12/31/09
Undistributed ordinary income	53,904,659
Capital loss carryforwards	(276,171,377)
Other temporary differences	(19,378)
Net unrealized appreciation (depreciation)	2,067,914

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(155,061,537)
12/31/17	(121,109,840)
$(276,171,377)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$17,038,960	$25,170,305
Service Class	36,871,259	48,454,649
Total	$53,910,219	$73,624,954

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $102,291, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $858.

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,007 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,612, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $567,588,623 and $538,397,594, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,110,381	$24,882,616	2,396,764	$46,804,076
Service Class	3,481,180	77,282,437	5,257,641	101,070,851
	4,591,561	$102,165,053	7,654,405	$147,874,927
Shares issued to shareholders in reinvestment of distributions
Initial Class	752,272	$17,038,960	1,531,040	$25,170,305
Service Class	1,646,038	36,871,259	2,978,159	48,454,649
	2,398,310	$53,910,219	4,509,199	$73,624,954
Shares reacquired
Initial Class	(3,333,079)	$(74,149,416)	(6,484,924)	$(122,829,266)
Service Class	(3,698,631)	(80,168,272)	(10,032,778)	(184,962,036)
	(7,031,710)	$(154,317,688)	(16,517,702)	$(307,791,302)
Net change
Initial Class	(1,470,426)	$(32,227,840)	(2,557,120)	$(50,854,885)
Service Class	1,428,587	33,985,424	(1,796,978)	(35,436,536)
	(41,839)	$1,757,584	(4,354,098)	$(86,291,421)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal

18

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $12,775 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	45,631,532	182,813,036	(209,659,830)	18,784,738

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,161	$18,784,738

19

MFS Utilities Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

20

MFS Utilities Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

21

MFS INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10
VGS-SEM

MFS® INVESTORS GROWTH STOCK SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Growth Stock Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Investors Growth Stock Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	4.4%
Cisco Systems, Inc.	4.2%
MasterCard, Inc., “A”	3.6%
Danaher Corp.	3.6%
Accenture Ltd., “A”	3.3%
Google, Inc., “A”	3.0%
Colgate-Palmolive Co.	2.9%
Johnson & Johnson	2.7%
Schlumberger Ltd.	2.6%
Apple, Inc.	2.5%

Equity sectors
Technology	24.6%
Health Care	16.5%
Special Products & Services	13.0%
Consumer Staples	12.8%
Financial Services	8.4%
Industrial Goods & Services	6.8%
Energy	5.9%
Retailing	4.8%
Basic Materials	3.4%
Leisure	2.7%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Growth Stock Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Investors Growth Stock Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.85%	$1,000.00	$914.30	$4.03
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$914.09	$5.22
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.8%
Precision Castparts Corp.	10,990	$1,131,091
United Technologies Corp.	119,260	7,741,167

		$8,872,258

Alcoholic Beverages – 1.6%
Companhia de Bebidas das Americas, ADR	21,220	$2,143,432
Diageo PLC	178,290	2,793,638

		$4,937,070

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	24,670	$2,687,245
NIKE, Inc., “B”	86,360	5,833,618

		$8,520,863

Broadcasting – 0.3%
Omnicom Group, Inc.	29,930	$1,026,599

Brokerage & Asset Managers – 5.2%
Charles Schwab Corp.	433,820	$6,151,568
CME Group, Inc.	16,370	4,608,974
Franklin Resources, Inc.	64,220	5,535,122

		$16,295,664

Business Services – 13.0%
Accenture Ltd., “A”	268,200	$10,365,930
Automatic Data Processing, Inc.	39,840	1,603,958
Dun & Bradstreet Corp.	109,930	7,378,502
Fidelity National Information Services, Inc.	66,450	1,782,189
MasterCard, Inc., “A”	57,040	11,381,191
Verisk Analytics, Inc., “A” (a)	121,130	3,621,787
Visa, Inc., “A”	50,180	3,550,235
Western Union Co.	89,510	1,334,594

		$41,018,386

Cable TV – 0.4%
DIRECTV Group, Inc., “A” (a)	37,850	$1,283,872

Chemicals – 1.3%
Monsanto Co.	89,580	$4,140,388

Computer Software – 4.4%
Oracle Corp.	646,810	$13,880,543

Computer Software – Systems – 7.9%
Apple, Inc. (a)	31,310	$7,875,404
EMC Corp. (a)	204,220	3,737,226
Hewlett-Packard Co.	146,540	6,342,251
International Business Machines Corp.	55,500	6,853,140

		$24,808,021

Consumer Products – 6.0%
Church & Dwight Co., Inc.	74,700	$4,684,437
Colgate-Palmolive Co.	117,230	9,233,035
Procter & Gamble Co.	81,473	4,886,751

		$18,804,223

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 4.0%
Danaher Corp.	306,260	$11,368,371
W.W. Grainger, Inc.	12,760	1,268,982

		$12,637,353

Electronics – 4.5%
Microchip Technology, Inc.	203,800	$5,653,412
Samsung Electronics Co. Ltd., GDR	9,772	3,057,135
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	574,956	5,611,571

		$14,322,118

Energy – Integrated – 2.0%
Chevron Corp.	34,920	$2,369,671
Exxon Mobil Corp.	45,680	2,606,958
Hess Corp.	29,510	1,485,533

		$6,462,162

Food & Beverages – 5.2%
Groupe Danone	79,382	$4,239,154
Mead Johnson Nutrition Co., “A”	57,180	2,865,862
Nestle S.A.	30,708	1,481,660
PepsiCo, Inc.	128,990	7,861,941

		$16,448,617

Food & Drug Stores – 0.4%
CVS Caremark Corp.	44,023	$1,290,754

Gaming & Lodging – 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	24,130	$999,706

General Merchandise – 0.7%
Target Corp.	48,130	$2,366,552

Internet – 3.6%
eBay, Inc. (a)	99,070	$1,942,763
Google, Inc., “A” (a)	21,360	9,504,132

		$11,446,895

Major Banks – 3.2%
Bank of New York Mellon Corp.	243,088	$6,001,843
State Street Corp.	119,530	4,042,505

		$10,044,348

Medical & Health Technology & Services – 2.1%
Medco Health Solutions, Inc. (a)	24,050	$1,324,674
Patterson Cos., Inc.	143,700	4,099,761
VCA Antech, Inc. (a)	48,140	1,191,946

		$6,616,381

Medical Equipment – 9.9%
Becton, Dickinson & Co.	68,360	$4,622,503
DENTSPLY International, Inc.	230,600	6,897,246
Medtronic, Inc.	138,260	5,014,690
St. Jude Medical, Inc. (a)	45,710	1,649,674
Synthes, Inc.	26,700	3,070,181
Thermo Fisher Scientific, Inc. (a)	142,420	6,985,696

5

MFS Investors Growth Stock Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Waters Corp. (a)	46,280	$2,994,316

		$31,234,306

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	35,720	$2,214,283

Network & Telecom – 4.2%
Cisco Systems, Inc. (a)	627,110	$13,363,714

Oil Services – 3.9%
National Oilwell Varco, Inc.	123,900	$4,097,373
Schlumberger Ltd.	147,770	8,177,592

		$12,274,965

Pharmaceuticals – 4.5%
Abbott Laboratories	67,570	$3,160,925
Allergan, Inc.	43,690	2,545,379
Johnson & Johnson	144,770	8,550,116

		$14,256,420

Printing & Publishing – 1.7%
MSCI, Inc., “A” (a)	192,670	$5,279,158

Specialty Chemicals – 1.4%
Praxair, Inc.	57,510	$4,370,185

Specialty Stores – 1.0%
Staples, Inc.	166,615	$3,174,016

Total Common Stocks (Identified Cost, $322,195,219)		$312,389,820

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	2,566,462	$2,566,462

Total Investments (Identified Cost, $324,761,681)		$314,956,282

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,056,293

Net Assets – 100.0%		$316,012,575

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $322,195,219)	$312,389,820
Underlying funds, at cost and value	2,566,462
Total investments, at value (identified cost, $324,761,681)	$314,956,282
Receivables for
Investments sold	10,536,872
Fund shares sold	206,441
Interest and dividends	196,770
Other assets	2,969
Total assets		$325,899,334
Liabilities
Payables for
Investments purchased	$9,615,295
Fund shares reacquired	182,387
Payable to affiliates
Investment adviser	10,899
Shareholder servicing costs	292
Distribution and/or service fees	3,367
Administrative services fee	297
Payable for independent Trustees’ compensation	1,715
Accrued expenses and other liabilities	72,507
Total liabilities		$9,886,759
Net assets		$316,012,575
Net assets consist of
Paid-in capital	$344,757,606
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,803,280)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(19,505,056)
Undistributed net investment income	563,305
Net assets		$316,012,575
Shares of beneficial interest outstanding		35,872,745

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$75,889,310	8,477,745	$8.95
Service Class	240,123,265	27,395,000	8.77

See Notes to Financial Statements

7

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$2,961,187
Interest	7,837
Dividends from underlying funds	6,207
Foreign taxes withheld	(49,180)
Total investment income		$2,926,051
Expenses
Management fee	$1,683,432
Distribution and/or service fees	452,908
Shareholder servicing costs	27,143
Administrative services fee	37,228
Independent Trustees’ compensation	6,682
Custodian fee	41,392
Shareholder communications	60,839
Auditing fees	25,967
Legal fees	4,222
Miscellaneous	21,473
Total expenses		$2,361,286
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(1,526)
Net expenses		$2,359,757
Net investment income		$566,294
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$40,562,254
Foreign currency transactions	(26,339)
Net realized gain (loss) on investments and foreign currency transactions		$40,535,915
Change in unrealized appreciation (depreciation)
Investments	$(74,241,051)
Translation of assets and liabilities in foreign currencies	(1,706)
Net unrealized gain (loss) on investments and foreign currency translation		$(74,242,757)
Net realized and unrealized gain (loss) on investments and foreign currency		$(33,706,842)
Change in net assets from operations		$(33,140,548)
See Notes to Financial Statements

8

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$566,294	$1,551,694
Net realized gain (loss) on investments and foreign currency transactions	40,535,915	514,536
Net unrealized gain (loss) on investments and foreign currency translation	(74,242,757)	126,014,844
Change in net assets from operations	$(33,140,548)	$128,081,074
Distributions declared to shareholders
From net investment income	$(1,540,411)	$(1,500,507)
Change in net assets from fund share transactions	$(148,356,302)	$118,768,903
Total change in net assets	$(183,037,261)	$245,349,470
Net assets
At beginning of period	499,049,836	253,700,366
At end of period (including undistributed net investment income of $563,305 and $1,537,422, respectively)	$316,012,575	$499,049,836

See Notes to Financial Statements

9

MFS Investors Growth Stock Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.83		$7.10	$11.82	$10.65	$9.90	$9.51
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.06	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		2.74	(4.24)	1.16	0.72	0.41
Total from investment operations	$(0.84)		$2.79	$(4.18)	$1.21	$0.75	$0.42
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)	$(0.06)	$(0.04)	$—	$(0.03)
From net realized gain on investments	—		—	(0.48)	—	—	—
Total distributions declared to shareholders	$(0.04)		$(0.06)	$(0.54)	$(0.04)	$—	$(0.03)
Net asset value, end of period	$8.95		$9.83	$7.10	$11.82	$10.65	$9.90
Total return (%) (k)(r)(s)	(8.57	)(n)	39.55	(36.87)	11.36	7.58	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.85	0.86	0.87	0.90
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	0.86	0.87	0.90
Net investment income	0.45	(a)	0.63	0.60	0.47	0.33	0.09
Portfolio turnover	24		50	50	63	80	146
Net assets at end of period (000 omitted)	$75,889		$93,011	$75,444	$148,096	$161,081	$176,463

See Notes to Financial Statements

10

MFS Investors Growth Stock Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.62		$6.95	$11.57	$10.43	$9.72	$9.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.03	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		2.68	(4.14)	1.13	0.70	0.40
Total from investment operations	$(0.82)		$2.71	$(4.11)	$1.15	$0.71	$0.39
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.03)	$(0.01)	$—	$(0.01)
From net realized gain on investments	—		—	(0.48)	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.04)	$(0.51)	$(0.01)	$—	$(0.01)
Net asset value, end of period	$8.77		$9.62	$6.95	$11.57	$10.43	$9.72
Total return (%) (k)(r)(s)	(8.59	)(n)	39.10	(36.98)	11.02	7.30	4.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.11	1.10	1.11	1.12	1.15
Expenses after expense reductions (f)	1.10	(a)	1.11	1.10	1.11	1.12	1.15
Net investment income (loss)	0.20	(a)	0.38	0.35	0.22	0.08	(0.15)
Portfolio turnover	24		50	50	63	80	146
Net assets at end of period (000 omitted)	$240,123		$406,039	$178,256	$297,186	$300,026	$301,252

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Investors Growth Stock Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Growth Stock Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$285,091,522	$—	$—	$285,091,522
France	—	6,926,398	—	6,926,398
Taiwan	5,611,571	—	—	5,611,571
Switzerland	—	4,551,841	—	4,551,841
South Korea	—	3,057,135	—	3,057,135
United Kingdom	—	2,793,638	—	2,793,638
Australia	2,214,283	—	—	2,214,283
Brazil	2,143,432	—	—	2,143,432
Mutual Funds	2,566,462	—	—	2,566,462
Total Investments	$297,627,270	$17,329,012	$—	$314,956,282

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$1,500,507

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$328,887,437
Gross appreciation	11,666,438
Gross depreciation	(25,597,593)
Net unrealized appreciation (depreciation)	$(13,931,155)
As of 12/31/09
Undistributed ordinary income	1,537,422
Capital loss carryforwards	(55,915,215)
Other temporary differences	3,825
Net unrealized appreciation (depreciation)	60,309,896

14

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(52,769,417)
12/31/17	(3,145,798)
$(55,915,215)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$384,739	$582,919
Service Class	1,155,672	917,588
Total	$1,540,411	$1,500,507

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $26,776, which equated to 0.0119% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $367.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

15

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,907 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,526, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $105,992,479 and $245,286,679, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	175,498	$1,722,125	599,902	$4,946,039
Service Class	1,786,298	17,176,575	20,132,065	155,613,777
	1,961,796	$18,898,700	20,731,967	$160,559,816
Shares issued to shareholders in reinvestment of distributions
Initial Class	37,065	$384,739	79,852	$582,919
Service Class	113,635	1,155,672	128,334	917,588
	150,700	$1,540,411	208,186	$1,500,507
Shares reacquired
Initial Class	(1,193,871)	$(11,680,514)	(1,845,057)	$(14,535,700)
Service Class	(16,692,502)	(157,114,899)	(3,735,727)	(28,755,720)
	(17,886,373)	$(168,795,413)	(5,580,784)	$(43,291,420)
Net change
Initial Class	(981,308)	$(9,573,650)	(1,165,303)	$(9,006,742)
Service Class	(14,792,569)	(138,782,652)	16,524,672	127,775,645
	(15,773,877)	$(148,356,302)	15,359,369	$118,768,903

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $3,413 and $6,806, respectively, and are included in miscellaneous expense on the Statement of Operations.

16

MFS Investors Growth Stock Series

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,930,477	28,837,024	(40,201,039)	2,566,462

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,207	$2,566,462

17

MFS Investors Growth Stock Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

18

MFS Investors Growth Stock Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VGE-SEM

MFS® GLOBAL EQUITY SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.4%
Linde AG	2.7%
Heineken N.V.	2.7%
Roche Holding AG	2.3%
Reckitt Benckiser Group PLC	2.2%
Walt Disney Co.	2.1%
Oracle Corp.	2.1%
Diageo PLC	2.1%
3M Co.	2.0%
LVMH Moet Hennessy Louis Vuitton S.A.	1.9%

Equity sectors
Consumer Staples	20.4%
Health Care	15.6%
Financial Services	13.2%
Basic Materials	10.2%
Retailing	9.1%
Technology	8.2%
Leisure	6.2%
Industrial Goods & Services	4.2%
Energy	4.0%
Transportation	3.9%
Special Products & Services	2.6%
Utilities & Communications	1.4%
Autos & Housing	0.9%

Issuer country weightings
United States	43.6%
Switzerland	11.9%
France	10.2%
United Kingdom	9.7%
Germany	6.6%
Netherlands	5.7%
Japan	5.6%
Canada	1.7%
Sweden	1.1%
Other Countries	3.9%

Percentages are based on net assets as of 6/30/10.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Equity Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	1.15%	$1,000.00	$900.54	$5.42
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
Service Class	Actual	1.40%	$1,000.00	$899.25	$6.59
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Aerospace – 1.2%
Honeywell International, Inc.	11,530	$450,009

Alcoholic Beverages – 5.8%
Diageo PLC	47,209	$739,721
Heineken N.V.	22,560	956,304
Pernod Ricard S.A.	4,945	382,529

		$2,078,554

Apparel Manufacturers – 6.1%
Burberry Group PLC	32,540	$366,935
Compagnie Financiere Richemont S.A.	12,432	432,517
LVMH Moet Hennessy Louis Vuitton S.A.	6,430	700,405
NIKE, Inc., “B”	10,190	688,335

		$2,188,192

Automotive – 0.3%
Harley-Davidson, Inc.	4,990	$110,928

Biotechnology – 0.2%
Actelion Ltd. (a)	1,951	$72,756

Broadcasting – 4.8%
Omnicom Group, Inc.	14,420	$494,606
Walt Disney Co.	24,550	773,325
WPP Group PLC	47,700	448,560

		$1,716,491

Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	5,330	$323,834

Business Services – 1.9%
Accenture Ltd., “A”	15,060	$582,069
DST Systems, Inc.	2,540	91,796

		$673,865

Chemicals – 3.5%
3M Co.	9,290	$733,817
Givaudan S.A.	426	360,074
Monsanto Co.	3,350	154,837

		$1,248,728

Computer Software – 2.1%
Oracle Corp.	35,330	$758,182

Computer Software – Systems – 1.0%
Canon, Inc.	9,600	$357,918

Conglomerates – 0.7%
Smiths Group PLC	15,609	$247,044

Construction – 0.6%
Sherwin-Williams Co.	3,110	$215,181

Consumer Products – 6.5%
Beiersdorf AG	3,210	$176,458
International Flavors & Fragrances, Inc.	2,790	118,352
Kao Corp.	14,500	340,863
Procter & Gamble Co.	8,313	498,614

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	17,370	$803,477
Svenska Cellulosa Aktiebolaget	35,200	414,047

		$2,351,811

Electrical Equipment – 3.0%
Legrand S.A.	14,000	$412,453
Rockwell Automation, Inc.	2,670	131,070
Schneider Electric S.A.	5,245	530,872

		$1,074,395

Electronics – 3.4%
Hirose Electric Co. Ltd.	700	$63,912
Hoya Corp.	18,500	392,827
Intel Corp.	19,170	372,857
Samsung Electronics Co. Ltd.	646	405,616

		$1,235,212

Energy – Independent – 1.0%
INPEX Corp.	62	$344,594

Energy – Integrated – 2.0%
Chevron Corp.	4,280	$290,441
Royal Dutch Shell PLC, “A”	7,040	177,501
TOTAL S.A.	5,940	264,357

		$732,299

Food & Beverages – 8.1%
Dr Pepper Snapple Group, Inc.	700	$26,173
General Mills, Inc.	14,520	515,750
Groupe Danone	7,149	381,771
J.M. Smucker Co.	7,715	464,597
Nestle S.A.	25,564	1,233,462
PepsiCo, Inc.	4,890	298,046

		$2,919,799

Food & Drug Stores – 2.3%
Lawson, Inc.	2,400	$104,892
Tesco PLC	37,518	211,244
Walgreen Co.	19,560	522,252

		$838,388

Gaming & Lodging – 0.9%
Ladbrokes PLC	61,839	$116,774
William Hill PLC	75,990	191,653

		$308,427

Insurance – 1.4%
AXA	17,270	$261,915
Swiss Reinsurance Co.	5,880	241,881

		$503,796

Major Banks – 8.0%
Bank of New York Mellon Corp.	28,220	$696,752
Erste Group Bank AG	8,533	271,463

5

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	3,410	$447,631
Intesa Sanpaolo S.p.A.	36,013	94,836
Julius Baer Group Ltd.	12,191	347,088
Standard Chartered PLC	15,438	374,772
State Street Corp.	19,250	651,035

		$2,883,577

Medical Equipment – 9.3%
Alcon, Inc.	700	$103,733
DENTSPLY International, Inc.	10,400	311,064
Essilor International S.A.	2,890	172,072
Medtronic, Inc.	16,450	596,642
Sonova Holding AG	774	94,916
St. Jude Medical, Inc. (a)	12,730	459,426
Synthes, Inc.	3,070	353,013
Thermo Fisher Scientific, Inc. (a)	8,850	434,093
Waters Corp. (a)	7,560	489,132
Zimmer Holdings, Inc. (a)	6,620	357,811

		$3,371,902

Natural Gas – Distribution – 0.5%
GDF SUEZ	6,150	$173,999

Network & Telecom – 1.7%
Cisco Systems, Inc. (a)	29,420	$626,940

Oil Services – 1.0%
National Oilwell Varco, Inc.	11,370	$376,006

Other Banks & Diversified Financials – 2.9%
Aeon Credit Service Co. Ltd.	9,800	$86,917
American Express Co.	8,520	338,244
ICICI Bank Ltd.	10,352	189,828
Komercni Banka A.S.	714	115,442
UBS AG (a)	23,520	311,771

		$1,042,202

Pharmaceuticals – 6.1%
Bayer AG	9,586	$534,851
Johnson & Johnson	7,430	438,816
Merck KGaA	5,400	393,401
Roche Holding AG	6,110	839,047

		$2,206,115

Printing & Publishing – 0.5%
Wolters Kluwer N.V.	8,940	$170,592

Railroad & Shipping – 1.7%
Canadian National Railway Co.	10,944	$627,967

Specialty Chemicals – 6.7%
Akzo Nobel N.V.	7,300	$377,615
L’Air Liquide S.A.	3,836	385,296
Linde AG	9,170	962,874
Praxair, Inc.	4,710	357,913
Shin-Etsu Chemical Co. Ltd.	6,900	321,004

		$2,404,702

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Abercrombie & Fitch Co., “A”	5,260	$161,429
Sally Beauty Holdings, Inc. (a)	9,030	74,046

		$235,475

Telephone Services – 0.7%
Singapore Telecommunications Ltd.	109,950	$237,498

Trucking – 2.2%
TNT N.V.	14,175	$357,270
United Parcel Service, Inc., “B”	7,970	453,413

		$810,683

Utilities – Electric Power – 0.2%
Red Electrica de Espana	2,401	$85,827

Total Common Stocks (Identified Cost, $38,658,559)		$36,003,888

MONEY MARKET FUNDS (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	91,341	$91,341

Total Investments (Identified Cost, $38,749,900)		$36,095,229

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(42,448)

Net Assets – 100.0%		$36,052,781

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $38,658,559)	$36,003,888
Underlying funds, at cost and value	91,341
Total investments, at value (identified cost, $38,749,900)	$36,095,229
Cash	2,363
Foreign currency, at value (identified cost, $41,316)	41,210
Receivables for
Investments sold	17,333
Fund shares sold	12,589
Interest and dividends	61,901
Receivable from investment adviser	8,043
Other assets	368
Total assets		$36,239,036
Liabilities
Payables for
Investments purchased	$120,655
Fund shares reacquired	1,317
Payable to affiliates
Investment adviser	2,022
Shareholder servicing costs	50
Distribution and/or service fees	32
Administrative services fee	96
Payable for independent Trustees’ compensation	218
Accrued expenses and other liabilities	61,865
Total liabilities		$186,255
Net assets		$36,052,781
Net assets consist of
Paid-in capital	$40,356,791
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $662 deferred country tax)	(2,654,794)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,935,823)
Undistributed net investment income	286,607
Net assets		$36,052,781
Shares of beneficial interest outstanding		3,356,851

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$33,796,951	3,146,566	$10.74
Service Class	2,255,830	210,285	10.73

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Dividends	$563,925
Interest	9,710
Dividends from underlying funds	208
Foreign taxes withheld	(53,344)
Total investment income		$520,499
Expenses
Management fee	$200,146
Distribution and/or service fees	2,963
Shareholder servicing costs	2,502
Administrative services fee	8,679
Independent Trustees’ compensation	818
Custodian fee	28,222
Shareholder communications	11,662
Auditing fees	26,370
Legal fees	449
Miscellaneous	5,235
Total expenses		$287,046
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(53,793)
Net expenses		$233,252
Net investment income		$287,247
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $66 country tax)	$543,848
Foreign currency transactions	(6,769)
Net realized gain (loss) on investments and foreign currency transactions		$537,079
Change in unrealized appreciation (depreciation)
Investments (net of $662 increase in deferred country tax)	$(4,850,067)
Translation of assets and liabilities in foreign currencies	(1,083)
Net unrealized gain (loss) on investments and foreign currency translation		$(4,851,150)
Net realized and unrealized gain (loss) on investments and foreign currency		$(4,314,071)
Change in net assets from operations		$(4,026,824)

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$287,247	$401,039
Net realized gain (loss) on investments and foreign currency transactions	537,079	(812,428)
Net unrealized gain (loss) on investments and foreign currency translation	(4,851,150)	10,018,976
Change in net assets from operations	$(4,026,824)	$9,607,587
Distributions declared to shareholders
From net investment income	$(401,053)	$(743,160)
Change in net assets from fund share transactions	$(1,185,963)	$(1,415,546)
Total change in net assets	$(5,613,840)	$7,448,881
Net assets
At beginning of period	41,666,621	34,217,740
At end of period (including undistributed net investment income of $286,607 and $400,413, respectively)	$36,052,781	$41,666,621

See Notes to Financial Statements

9

MFS Global Equity Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.04		$9.36	$15.47	$15.45	$13.49	$12.80
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.12	$0.20	$0.13	$0.37	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.26)		2.78	(5.01)	1.22	2.76	0.86
Total from investment operations	$(1.18)		$2.90	$(4.81)	$1.35	$3.13	$0.95
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.14)	$(0.32)	$(0.07)	$(0.04)
From net realized gain on investments	—		—	(1.16)	(1.01)	(1.10)	(0.22)
Total distributions declared to shareholders	$(0.12)		$(0.22)	$(1.30)	$(1.33)	$(1.17)	$(0.26)
Net asset value, end of period	$10.74		$12.04	$9.36	$15.47	$15.45	$13.49
Total return (%) (k)(r)(s)	(9.95	)(n)	31.98	(33.77)	9.19	24.41	7.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.52	1.36	1.41	1.49	1.48
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	1.45	(a)	1.18	1.61	0.88	2.60	0.68
Portfolio turnover	8		23	28	38	37	52
Net assets at end of period (000 omitted)	$33,797		$39,418	$33,523	$56,246	$53,388	$35,415

See Notes to Financial Statements

10

MFS Global Equity Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.03		$9.35	$15.47	$15.47	$13.53	$13.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.08	$0.16	$0.09	$0.31	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.27)		2.81	(5.01)	1.23	2.79	0.76
Total from investment operations	$(1.20)		$2.89	$(4.85)	$1.32	$3.10	$0.79
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.11)	$(0.31)	$(0.06)	$(0.04)
From net realized gain on investments	—		—	(1.16)	(1.01)	(1.10)	(0.22)
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(1.27)	$(1.32)	$(1.16)	$(0.26)
Net asset value, end of period	$10.73		$12.03	$9.35	$15.47	$15.47	$13.53
Total return (%) (k)(r)(s)	(10.07	)(n)	31.80	(33.97)	8.97	24.02	6.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.75	1.60	1.65	1.76	1.73
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income	1.21	(a)	0.82	1.32	0.60	2.29	0.22
Portfolio turnover	8		23	28	38	37	52
Net assets at end of period (000 omitted)	$2,256		$2,248	$695	$628	$271	$56

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

11

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,665,366	$—	$—	$15,665,366
Switzerland	—	4,286,524	—	4,286,524
France	—	3,665,667	—	3,665,667
United Kingdom	—	3,500,180	—	3,500,180
Germany	—	2,391,418	—	2,391,418
Netherlands	—	2,039,282	—	2,039,282
Japan	—	2,012,927	—	2,012,927
Canada	627,967	—	—	627,967
Sweden	—	414,047	—	414,047
Other Countries	115,442	1,285,068	—	1,400,510
Mutual Funds	91,341	—	—	91,341
Total Investments	$16,500,116	$19,595,113	$—	$36,095,229

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,277,073 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$743,160

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$38,955,383
Gross appreciation	3,399,101
Gross depreciation	(6,259,255)
Net unrealized appreciation (depreciation)	$(2,860,154)

As of 12/31/09
Undistributed ordinary income	400,841
Capital loss carryforwards	(2,267,419)
Other temporary differences	1,194
Net unrealized appreciation (depreciation)	1,989,251

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(1,342,500)
12/31/17	(924,919)
$(2,267,419)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$380,540	$719,372
Service Class	20,513	23,788
Total	$401,053	$743,160

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.00%
Average daily net assets in excess of $1 billion	0.90%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 1.00% of the fund’s average daily net assets.

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.15% annually of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, this reduction amounted to $38,892 and is reflected as a reduction of total expenses in the Statement of Operations. Effective May 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.15% of average daily net assets for the Initial Class shares and 1.40% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, this reduction amounted to $14,769 and is reflected as a reduction of total expenses in the Statement of Operations.

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $2,395, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $107.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0434% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $165 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $132, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $3,361,539 and $4,190,829, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	158,127	$1,877,322	545,383	$5,715,890
Service Class	41,213	490,803	138,001	1,355,187
	199,340	$2,368,125	683,384	$7,071,077

16

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	30,516	$380,540	84,236	$719,372
Service Class	1,646	20,513	2,785	23,788
	32,162	$401,053	87,021	$743,160
Shares reacquired
Initial Class	(315,330)	$(3,716,088)	(937,705)	$(8,954,455)
Service Class	(19,525)	(239,053)	(28,122)	(275,328)
	(334,855)	$(3,955,141)	(965,827)	$(9,229,783)
Net change
Initial Class	(126,687)	$(1,458,226)	(308,086)	$(2,519,193)
Service Class	23,334	272,263	112,664	1,103,647
	(103,353)	$(1,185,963)	(195,422)	$(1,415,546)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $301 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	493,239	2,477,784	(2,879,682)	91,341

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$208	$91,341

17

MFS Global Equity Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

18

MFS Global Equity Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

19

MFS INVESTMENT MANAGEMENT

MFS® Total Return Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10

VTR-SEM

MFS® TOTAL RETURN SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.9%
U.S. Treasury Notes, 3.75%, 2018	2.7%
JP Morgan Chase & Co.	1.8%
Lockheed Martin Corp.	1.8%
Freddie Mac, 5.0%, 30 Years	1.7%
Fannie Mae, 5.0%, 30 Years	1.6%
AT&T, Inc.	1.6%
Johnson & Johnson	1.5%
U.S. Treasury Notes, 2.75%, 2013	1.4%
Philip Morris International Inc	1.4%

Composition including fixed income credit quality (a)(i)
AAA	17.2%
AA	1.5%
A	3.6%
BBB	5.8%
BB	0.3%
B (o)	0.0%
CCC	0.1%
Cash & Other (NR)	0.8%
U.S. Agency (NR)	15.0%
Non-Fixed Income (NR)	55.7%

Equity sectors
Financial Services	12.2%
Energy	6.7%
Consumer Staples	6.3%
Health Care	5.9%
Utilities & Communications	5.8%
Industrial Goods & Services	5.4%
Technology	3.2%
Retailing	3.2%
Leisure	2.3%
Basic Materials	2.2%
Special Products & Services	1.4%
Autos & Housing	0.8%
Transportation	0.4%

Fixed income sectors (i)
Mortgage-Backed Securities	14.8%
U.S. Treasury Securities	13.9%
High Grade Corporates	9.4%
Commercial Mortgage-Backed Securities	1.6%
U.S. Government Agencies	0.9%
Non-U.S. Government Bonds	0.8%
Emerging Markets Bonds	0.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.3%
High Yield Corporates	0.3%

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MFS Total Return Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.81%	$1,000.00	$974.74	$3.97
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$973.52	$5.19
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 55.7%
Aerospace – 4.1%
Goodrich Corp.	46,460	$3,077,975
Honeywell International, Inc.	197,320	7,701,400
Lockheed Martin Corp.	628,613	46,831,663
Northrop Grumman Corp.	278,317	15,151,577
Precision Castparts Corp.	34,330	3,533,244
United Technologies Corp.	497,150	32,270,007

		$108,565,866

Alcoholic Beverages – 0.7%
Diageo PLC	1,012,782	$15,869,348
Heineken N.V.	85,110	3,607,758

		$19,477,106

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	296,630	$20,037,357

Automotive – 0.2%
Johnson Controls, Inc.	199,830	$5,369,432

Broadcasting – 1.4%
Omnicom Group, Inc.	386,940	$13,272,042
Time Warner, Inc.	136,940	3,958,935
Walt Disney Co.	629,530	19,830,195

		$37,061,172

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	360,690	$5,114,584
Deutsche Boerse AG	48,090	2,921,795
Franklin Resources, Inc.	47,965	4,134,103

		$12,170,482

Business Services – 1.3%
Accenture Ltd., “A”	399,730	$15,449,565
Dun & Bradstreet Corp.	66,780	4,482,274
MasterCard, Inc., “A”	37,590	7,500,333
Visa, Inc., “A”	48,000	3,396,000
Western Union Co.	283,880	4,232,651

		$35,060,823

Cable TV – 0.2%
Comcast Corp., “Special A”	294,760	$4,842,907

Chemicals – 1.6%
3M Co.	248,620	$19,638,494
E.I. du Pont de Nemours & Co.	112,910	3,905,557
Monsanto Co.	51,450	2,378,019
PPG Industries, Inc.	266,590	16,104,702

		$42,026,772

Computer Software – 0.7%
Oracle Corp.	919,492	$19,732,298

Computer Software – Systems – 1.4%
Dell, Inc. (a)	369,300	$4,453,758
Hewlett-Packard Co.	325,761	14,098,936
International Business Machines Corp.	145,220	17,931,766

		$36,484,460

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Pulte Homes, Inc. (a)	285,450	$2,363,526
Sherwin-Williams Co.	114,890	7,949,239
Stanley Black & Decker, Inc.	90,519	4,573,020

		$14,885,785

Consumer Products – 1.1%
Clorox Co.	87,230	$5,422,217
Procter & Gamble Co.	373,201	22,384,596

		$27,806,813

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	74,940	$3,182,702

Electrical Equipment – 0.8%
Danaher Corp.	372,100	$13,812,352
General Electric Co.	253,630	3,657,345
Tyco Electronics Ltd.	134,770	3,420,463

		$20,890,160

Electronics – 0.6%
Intel Corp.	842,940	$16,395,183

Energy – Independent – 2.3%
Anadarko Petroleum Corp.	125,610	$4,533,265
Apache Corp.	323,700	27,252,303
Devon Energy Corp.	92,662	5,644,969
EOG Resources, Inc.	120,340	11,837,846
Noble Energy, Inc.	119,020	7,180,477
Occidental Petroleum Corp.	67,860	5,235,399

		$61,684,259

Energy – Integrated – 3.8%
Chevron Corp.	357,772	$24,278,408
Exxon Mobil Corp.	635,342	36,258,968
Hess Corp.	234,170	11,788,118
Marathon Oil Corp.	246,390	7,660,265
TOTAL S.A., ADR	437,670	19,537,589

		$99,523,348

Engineering – Construction – 0.2%
Fluor Corp.	101,300	$4,305,250

Food & Beverages – 2.9%
General Mills, Inc.	365,760	$12,991,795
Groupe Danone	73,630	3,931,986
J.M. Smucker Co.	57,625	3,470,178
Kellogg Co.	150,427	7,566,478
Nestle S.A.	554,083	26,734,490
PepsiCo, Inc.	353,440	21,542,168

		$76,237,095

Food & Drug Stores – 0.8%
CVS Caremark Corp.	334,800	$9,816,336
Kroger Co.	187,430	3,690,497
Walgreen Co.	329,190	8,789,373

		$22,296,206

5

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	32,190	$1,333,632

General Merchandise – 0.8%
Kohl’s Corp. (a)	71,500	$3,396,250
Target Corp.	193,850	9,531,605
Wal-Mart Stores, Inc.	180,270	8,665,579

		$21,593,434

Health Maintenance Organizations – 0.1%
WellPoint, Inc. (a)	50,790	$2,485,155

Insurance – 3.9%
ACE Ltd.	207,040	$10,658,419
Aflac, Inc.	75,770	3,233,106
Allstate Corp.	208,640	5,994,227
Aon Corp.	164,620	6,110,694
Chubb Corp.	103,480	5,175,035
MetLife, Inc.	831,900	31,412,544
Prudential Financial, Inc.	388,240	20,832,958
Travelers Cos., Inc.	371,460	18,294,405

		$101,711,388

Internet – 0.3%
eBay, Inc. (a)	84,880	$1,664,497
Google, Inc., “A” (a)	11,280	5,019,036

		$6,683,533

Leisure & Toys – 0.3%
Hasbro, Inc.	183,190	$7,529,109

Machinery & Tools – 0.3%
Eaton Corp.	134,410	$8,795,790

Major Banks – 7.6%
Bank of America Corp.	1,919,490	$27,583,071
Bank of New York Mellon Corp.	1,360,192	33,583,140
Goldman Sachs Group, Inc.	272,310	35,746,134
JPMorgan Chase & Co.	1,330,034	48,692,545
PNC Financial Services Group, Inc.	210,800	11,910,200
Regions Financial Corp.	160,800	1,058,064
State Street Corp.	462,630	15,646,147
Wells Fargo & Co.	987,540	25,281,024

		$199,500,325

Medical & Health Technology & Services – 0.2%
DaVita, Inc. (a)	67,060	$4,187,226

Medical Equipment – 1.8%
Becton, Dickinson & Co.	176,570	$11,939,663
Medtronic, Inc.	407,430	14,777,486
St. Jude Medical, Inc. (a)	226,470	8,173,302
Thermo Fisher Scientific, Inc. (a)	58,840	2,886,102
Waters Corp. (a)	137,820	8,916,954

		$46,693,507

Metals & Mining – 0.1%
United States Steel Corp.	67,810	$2,614,076

Natural Gas – Distribution – 0.1%
Sempra Energy	65,060	$3,044,157

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	314,098	$5,741,711

Network & Telecom – 0.2%
Cisco Systems, Inc. (a)	281,830	$6,005,797

Oil Services – 0.6%
Halliburton Co.	103,680	$2,545,344
National Oilwell Varco, Inc.	157,260	5,200,588
Noble Corp.	95,950	2,965,815
Schlumberger Ltd.	52,050	2,880,447
Transocean, Inc. (a)	78,430	3,633,662

		$17,225,856

Other Banks & Diversified Financials – 0.2%
Marshall & Ilsley Corp.	471,200	$3,383,216
Zions Bancorporation	133,920	2,888,654

		$6,271,870

Pharmaceuticals – 3.8%
Abbott Laboratories	520,740	$24,360,217
Bayer AG	103,459	5,772,501
GlaxoSmithKline PLC	185,880	3,150,142
Johnson & Johnson	657,660	38,841,400
Merck & Co., Inc.	110,540	3,865,584
Pfizer, Inc.	1,610,626	22,967,527
Roche Holding AG	18,130	2,489,677

		$101,447,048

Railroad & Shipping – 0.2%
Canadian National Railway Co.	66,860	$3,836,427
Union Pacific Corp.	34,260	2,381,413

		$6,217,840

Restaurants – 0.3%
McDonald’s Corp.	110,920	$7,306,300

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	213,270	$13,822,029

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	180,990	$9,082,078
Home Depot, Inc.	148,900	4,179,623
Staples, Inc.	382,970	7,295,579

		$20,557,280

Telecommunications – Wireless – 0.8%
Vodafone Group PLC	10,230,590	$21,200,052

Telephone Services – 1.8%
AT&T, Inc.	1,753,874	$42,426,212
CenturyTel, Inc.	153,561	5,115,117

		$47,541,329

Tobacco – 1.6%
Altria Group, Inc.	206,253	$4,133,310
Philip Morris International, Inc.	816,580	37,432,027

		$41,565,337

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.2%
United Parcel Service, Inc., “B”	87,880	$4,999,493

Utilities – Electric Power – 2.8%
American Electric Power Co., Inc.	211,060	$6,817,238
CenterPoint Energy, Inc.	125,110	1,646,448
CMS Energy Corp.	94,030	1,377,540
Dominion Resources, Inc.	250,260	9,695,072
Entergy Corp.	136,580	9,781,860
NextEra Energy, Inc.	159,778	7,790,775
Northeast Utilities	59,300	1,510,964
NRG Energy, Inc. (a)	202,350	4,291,844
PG&E Corp.	231,040	9,495,744
PPL Corp.	399,740	9,973,513
Public Service Enterprise Group, Inc.	392,110	12,284,806

		$74,665,804

Total Common Stocks (Identified Cost, $1,571,267,615)		$1,468,774,554

BONDS – 43.1%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,081,652

Asset-Backed & Securitized – 2.2%
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017 (z)	$3,052,679	$2,838,992
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	2,326,311	957,975
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	5,000,000	5,095,741
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,600,000	3,496,513
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	67,299	66,691
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,236,845
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	3,818,128	3,625,300
Crest G-Star, CDO, FRN, 1.007%, 2016	3,948,478	3,820,153
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,889,070	983,779
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	4,746,832
HSBC Credit Card Master Note Trust, FRN, 0.899%, 2013	4,996,000	4,994,188
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,319,155
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,551,006	1,625,912
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,316,496
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.407%, 2041	2,550,000	2,706,044
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,339,145	4,607,348
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.064%, 2045	4,332,626	4,617,086

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	$1,967,000	$529,419
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,818,128	3,733,846
Morgan Stanley Capital I, Inc., FRN, 1.133%, 2030 (i)(n)	3,956,781	159,809
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	1,168,321
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	2,164,000	786,398
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,090,538	1,819,270
Structured Asset Securities Corp., FRN, 4.67%, 2035	786,413	768,142

		$59,020,255

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,459,547

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,491,462
News America, Inc., 8.5%, 2025	1,586,000	1,962,702

		$3,454,164

Building – 0.0%
CRH America, Inc., 6.95%, 2012	$539,000	$583,721

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,949,000	$2,078,115
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	3,005,144

		$5,083,259

Computer Software – 0.1%
Adobe Systems, Inc., 3.25%, 2015	$739,000	$758,918
Adobe Systems, Inc., 4.75%, 2020	1,750,000	1,804,264

		$2,563,182

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,274,929

Consumer Products – 0.1%
Fortune Brands, Inc., 5.125%, 2011	$2,519,000	$2,567,398

Consumer Services – 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,704,055

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,616,758

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,365,996

Emerging Market Quasi-Sovereign – 0.2%
Petroleos Mexicanos, 8%, 2019	$1,753,000	$2,086,070
Qtel International Finance Ltd., 7.875%, 2019 (n)	684,000	790,922
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,715,000	2,919,983

		$5,796,975

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$184,000	$220,340
Russian Federation, 3.625%, 2015 (z)	5,000,000	4,837,500

		$5,057,840

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$2,386,437

Energy – Integrated – 0.3%
Hess Corp., 8.125%, 2019	$700,000	$872,589
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,956,884
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,166,828
Petro-Canada, 6.05%, 2018	3,647,000	4,106,610

		$9,102,911

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,109,522

Food & Beverages – 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$2,880,000	$3,763,204
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,158,000	1,381,101
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,304,693

		$11,448,998

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,377,012

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,937,429

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,424,805
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,297,885
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,151,502
Prudential Financial, Inc., 5.375%, 2020	600,000	607,666
Prudential Financial, Inc., 6.625%, 2040	980,000	997,337

		$5,479,195

Insurance – Property & Casualty – 0.3%
Allstate Corp., 6.125%, 2032	$1,017,000	$1,063,482
Allstate Corp., 5.55%, 2035	2,417,000	2,376,143
Chubb Corp., 6.375% to 2017, FRN to 2067	4,156,000	3,989,760
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	243,000	214,878
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	886,050

		$8,530,313

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,086,977
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,108,820
Irish Life & Permanent PLC, 3.6%, 2013 (n)	3,600,000	3,566,768

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
KFW International Finance, Inc., 4.875%, 2019	$2,980,000	$3,318,293
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,308,265
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,738,264

		$19,127,387

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$2,435,000	$2,973,305
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	2,405,000	2,929,531

		$5,902,836

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,374,592

Major Banks – 1.6%
Bank of America Corp., 7.375%, 2014	$1,160,000	$1,300,083
Bank of America Corp., 5.49%, 2019	1,260,000	1,218,448
Bank of America Corp., 7.625%, 2019	1,640,000	1,878,633
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	906,540
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,681,631
Credit Suisse New York, 5.5%, 2014	3,360,000	3,673,622
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,261,000	1,283,068
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,709,775
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,117,406
JPMorgan Chase Capital XXVII, 7%, 2039	1,640,000	1,667,778
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,651,467
Morgan Stanley, 5.75%, 2016	2,536,000	2,554,817
Morgan Stanley, 6.625%, 2018	1,980,000	2,075,305
PNC Funding Corp., 5.625%, 2017	2,078,000	2,210,728
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,624,455
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,812,459
Wachovia Corp., 5.25%, 2014	7,433,000	7,871,443

		$42,237,658

Medical & Health Technology & Services – 0.3%
Cardinal Health, Inc., 5.8%, 2016	$1,498,000	$1,677,523
CareFusion Corp., 6.375%, 2019	2,550,000	2,912,942
Hospira, Inc., 5.55%, 2012	1,068,000	1,137,153
Hospira, Inc., 6.05%, 2017	1,927,000	2,169,573

		$7,897,191

Metals & Mining – 0.2%
ArcelorMittal, 6.125%, 2018	$3,666,000	$3,834,200
Vale Overseas Ltd., 6.875%, 2039	1,243,000	1,298,560

		$5,132,760

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 14.8%
Fannie Mae, 6.253%, 2011	$339,309	$350,939
Fannie Mae, 6.33%, 2011	300,153	306,482
Fannie Mae, 4.791%, 2012	1,581,368	1,671,870
Fannie Mae, 4.01%, 2013	233,497	245,825
Fannie Mae, 4.02%, 2013	1,050,177	1,106,447
Fannie Mae, 4.767%, 2013	125,961	133,673
Fannie Mae, 4.845%, 2013	414,015	443,333
Fannie Mae, 5.371%, 2013	785,473	834,990
Fannie Mae, 4.589%, 2014	1,078,584	1,157,848
Fannie Mae, 4.841%, 2014	1,760,090	1,900,391
Fannie Mae, 4.872%, 2014	935,634	1,001,682
Fannie Mae, 4.94%, 2015	379,000	403,177
Fannie Mae, 5.19%, 2015	421,911	465,812
Fannie Mae, 5.27%, 2016	1,125,000	1,241,360
Fannie Mae, 5.66%, 2016	326,403	362,978
Fannie Mae, 5.724%, 2016	602,744	667,524
Fannie Mae, 5.45%, 2017	799,630	889,844
Fannie Mae, 5.5%, 2017 - 2038	79,758,090	85,980,297
Fannie Mae, 6%, 2017 - 2037	38,696,211	42,370,763
Fannie Mae, 4.5%, 2018 - 2035	11,648,932	12,309,133
Fannie Mae, 5%, 2018 - 2039	48,560,146	51,634,017
Fannie Mae, 5.37%, 2018	1,740,000	1,936,447
Fannie Mae, 4.88%, 2020	1,059,862	1,159,298
Fannie Mae, 7.5%, 2030 - 2032	277,357	316,153
Fannie Mae, 6.5%, 2031 - 2037	11,419,957	12,630,119
Freddie Mac, 6%, 2016 - 2037	22,411,862	24,494,644
Freddie Mac, 5%, 2017 - 2039	47,644,622	50,591,174
Freddie Mac, 4.5%, 2018 - 2039	23,979,819	25,165,900
Freddie Mac, 5.085%, 2019	2,793,000	3,056,767
Freddie Mac, 5.5%, 2019 - 2037	14,128,188	15,257,312
Freddie Mac, 6.5%, 2034 - 2038	7,021,647	7,748,096
Ginnie Mae, 6%, 2032 - 2038	7,350,458	8,072,209
Ginnie Mae, 4.5%, 2033 - 2040	3,922,046	4,108,448
Ginnie Mae, 5.5%, 2033 - 2035	9,206,600	10,016,478
Ginnie Mae, 5%, 2034 - 2039	17,930,085	19,161,183

		$389,192,613

Municipals – 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$1,425,000	$1,669,516
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,863,279
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	4,905,000	6,007,006

		$9,539,801

Natural Gas – Pipeline – 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,428,105
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,189,708
Kinder Morgan Energy Partners LP, 6.75%, 2011	3,906,000	4,043,327

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$219,000	$242,286
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,132,747
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,037,470

		$12,073,643

Network & Telecom – 0.6%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,293,068
BellSouth Corp., 6.55%, 2034	2,642,000	2,909,724
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,247,582
Telefonica Europe B.V., 7.75%, 2010	882,000	893,032
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,435,267

		$14,778,673

Oils – 0.2%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,545,511

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$2,287,000	$2,450,962
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,474,460
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,038,969
Citigroup, Inc., 5%, 2014	2,679,000	2,679,536
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,360,228
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	770,881
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,209,796
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,062,835
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	5,003,747

		$26,051,414

Pharmaceuticals – 0.4%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,793,109
Pfizer, Inc., 7.2%, 2039	1,240,000	1,630,078
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,752,763

		$11,175,950

Railroad & Shipping – 0.0%
CSX Corp., 6.75%, 2011	$262,000	$271,397

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,940,152
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,380,600
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,673,358
Kimco Realty Corp., REIT, 6%, 2012	936,000	1,010,550
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,032,590
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,724,457
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	930,288

		$12,691,995

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 0.4%
Home Depot, Inc., 5.875%, 2036	$4,000,000	$4,100,396
Limited Brands, Inc., 5.25%, 2014	779,000	773,158
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,377,665

		$10,251,219

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,118,512

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,302,122

Telecommunications – Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$1,605,000	$1,761,574
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,948,234

		$5,709,808

Tobacco – 0.1%
Philip Morris International, Inc., 4.875%, 2013	$1,823,000	$1,971,627

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,802,706

U.S. Government Agencies and Equivalents – 0.9%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,666,900
Small Business Administration, 4.77%, 2024	703,386	747,880
Small Business Administration, 5.18%, 2024	1,169,401	1,251,873
Small Business Administration, 4.99%, 2024	1,138,836	1,214,641
Small Business Administration, 5.11%, 2025	4,708,318	5,076,030

		$22,957,324

U.S. Treasury Obligations – 13.8%
U.S. Treasury Bonds, 2%, 2013	$4,762,000	$4,888,488
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	7,064,470
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,723,200
U.S. Treasury Bonds, 6%, 2026	2,840,000	3,659,607
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,955,650
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	8,785,097
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	10,362,918
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,774,719
U.S. Treasury Bonds, 5%, 2037	6,508,000	7,756,723
U.S. Treasury Bonds, 4.5%, 2039	12,605,900	13,884,214
U.S. Treasury Notes, 2.375%, 2010	23,626,000	23,711,833
U.S. Treasury Notes, 1.5%, 2010	1,514,000	1,520,506
U.S. Treasury Notes, 0.875%, 2011	25,197,000	25,294,437
U.S. Treasury Notes, 5.125%, 2011	23,128,000	24,216,635
U.S. Treasury Notes, 1.375%, 2012	14,232,400	14,426,985
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,747,813
U.S. Treasury Notes, 3.5%, 2013	8,400,000	9,026,716
U.S. Treasury Notes, 3.125%, 2013	16,178,000	17,224,522
U.S. Treasury Notes, 2.75%, 2013	36,007,000	37,894,559
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,619,387

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 2014	$28,754,000	$29,272,923
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,677,121
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,926,346
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,787,074
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,292,250
U.S. Treasury Notes, 3.75%, 2018	66,982,000	72,173,105

		$364,667,298

Utilities – Electric Power – 0.8%
Bruce Mansfield Unit, 6.85%, 2034	$4,894,739	$5,113,332
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,224,810
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,499,409
MidAmerican Funding LLC, 6.927%, 2029	387,000	456,552
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,811,927
PSEG Power LLC, 6.95%, 2012	3,745,000	4,091,454
PSEG Power LLC, 5.32%, 2016 (n)	1,603,000	1,727,505
System Energy Resources, Inc., 5.129%, 2014 (z)	604,814	617,418
Waterford 3 Funding Corp., 8.09%, 2017	173,716	180,765

		$20,723,172

Total Bonds (Identified Cost, $1,086,074,484)		$1,138,498,757

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
PPL Corp., 9.5% (Identified Cost, $1,283,500)	25,670	$1,334,979

MONEY MARKET FUNDS (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	27,005,781	$27,005,781

Total Investments (Identified Cost, $2,685,631,380)		$2,635,614,071

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,884,101

Net Assets – 100.0%		$2,637,498,172

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,115,690, representing 3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.797%, 2017	3/19/10	$2,831,809	$2,838,992
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	2,326,311	957,975
Russia Foreign Bond, 3.625%, 2015	4/22/10	4,973,750	4,837,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,063,590	1,819,270
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	606,049	617,418
Total Restricted Securities			$11,071,155
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

MFS Total Return Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,658,625,599)	$2,608,608,290
Underlying funds, at cost and value	27,005,781
Total investments, at value (identified cost, $2,685,631,380)	$2,635,614,071
Cash	14,705
Receivables for
Investments sold	3,857,079
Fund shares sold	808,798
Interest and dividends	11,198,641
Other assets	15,370
Total assets		$2,651,508,664
Liabilities
Payables for
Investments purchased	$10,165,803
Fund shares reacquired	3,312,489
Payable to affiliates
Investment adviser	109,938
Shareholder servicing costs	2,001
Distribution and/or service fees	11,645
Administrative services fee	2,023
Payable for independent Trustees’ compensation	7,555
Accrued expenses and other liabilities	399,038
Total liabilities		$14,010,492
Net assets		$2,637,498,172
Net assets consist of
Paid-in capital	$3,111,343,830
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(49,987,297)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(456,126,986)
Undistributed net investment income	32,268,625
Net assets		$2,637,498,172
Shares of beneficial interest outstanding		159,551,873

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,798,688,120	108,437,314	$16.59
Service Class	838,810,052	51,114,559	16.41

See Notes to Financial Statements

12

MFS Total Return Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$25,346,380
Dividends	19,621,958
Dividends from underlying funds	27,406
Foreign taxes withheld	(306,211)
Total investment income		$44,689,533
Expenses
Management fee	$10,513,442
Distribution and/or service fees	1,095,265
Shareholder servicing costs	168,543
Administrative services fee	204,231
Independent Trustees’ compensation	31,048
Custodian fee	121,107
Shareholder communications	164,730
Auditing fees	30,392
Legal fees	30,934
Miscellaneous	66,267
Total expenses		$12,425,959
Reduction of expenses by investment adviser	(9,191)
Net expenses		$12,416,768
Net investment income		$32,272,765
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$31,780,615
Foreign currency transactions	(86,436)
Net realized gain (loss) on investments and foreign currency transactions		$31,694,179
Change in unrealized appreciation (depreciation)
Investments	$(132,186,815)
Translation of assets and liabilities in foreign currencies	29,662
Net unrealized gain (loss) on investments and foreign currency translation		$(132,157,153)
Net realized and unrealized gain (loss) on investments and foreign currency		$(100,462,974)
Change in net assets from operations		$(68,190,209)

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$32,272,765	$71,669,102
Net realized gain (loss) on investments and foreign currency transactions	31,694,179	(3,349,520)
Net unrealized gain (loss) on investments and foreign currency translation	(132,157,153)	362,251,393
Change in net assets from operations	$(68,190,209)	$430,570,975
Distributions declared to shareholders
From net investment income	$(75,285,859)	$(97,769,214)
Change in net assets from fund share transactions	$(58,716,868)	$(198,909,992)
Total change in net assets	$(202,192,936)	$133,891,769
Net assets
At beginning of period	2,839,691,108	2,705,799,339
At end of period (including undistributed net investment income of $32,268,625 and $75,281,719, respectively)	$2,637,498,172	$2,839,691,108

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$17.48		$15.42	$21.68	$21.90	$20.69	$21.43
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.52	$0.56	$0.56	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.61)		2.20	(4.97)	0.34	1.81	0.06
Total from investment operations	$(0.40)		$2.64	$(4.45)	$0.90	$2.37	$0.54
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.58)	$(0.61)	$(0.57)	$(0.50)	$(0.43)
From net realized gain on investments	—		—	(1.20)	(0.55)	(0.66)	(0.85)
Total distributions declared to shareholders	$(0.49)		$(0.58)	$(1.81)	$(1.12)	$(1.16)	$(1.28)
Net asset value, end of period	$16.59		$17.48	$15.42	$21.68	$21.90	$20.69
Total return (%) (k)(r)(s)	(2.53	)(n)	18.03	(22.13)	4.17	11.95	2.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.82	0.83	0.85	0.84
Expenses after expense reductions (f)	0.81	(a)	0.82	0.80	0.80	0.83	0.84
Net investment income	2.38	(a)	2.80	2.80	2.55	2.68	2.32
Portfolio turnover	12		43	55	60	51	46
Net assets at end of period (000 omitted)	$1,798,688		$1,967,226	$1,901,307	$2,887,256	$2,859,830	$2,572,096

See Notes to Financial Statements

15

MFS Total Return Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$17.28		$15.24	$21.44	$21.67	$20.50	$21.25
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.46	$0.50	$0.50	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		2.18	(4.91)	0.34	1.78	0.07
Total from investment operations	$(0.42)		$2.57	$(4.45)	$0.84	$2.28	$0.49
Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.53)	$(0.55)	$(0.52)	$(0.45)	$(0.39)
From net realized gain on investments	—		—	(1.20)	(0.55)	(0.66)	(0.85)
Total distributions declared to shareholders	$(0.45)		$(0.53)	$(1.75)	$(1.07)	$(1.11)	$(1.24)
Net asset value, end of period	$16.41		$17.28	$15.24	$21.44	$21.67	$20.50
Total return (%) (k)(r)(s)	(2.65	)(n)	17.72	(22.32)	3.94	11.62	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.07	1.08	1.10	1.09
Expenses after expense reductions (f)	1.06	(a)	1.07	1.05	1.05	1.09	1.09
Net investment income	2.13	(a)	2.54	2.55	2.30	2.44	2.08
Portfolio turnover	12		43	55	60	51	46
Net assets at end of period (000 omitted)	$838,810		$872,466	$804,493	$1,113,209	$1,070,518	$865,499

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same

17

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,359,722,790	$1,334,978	$—	$1,361,057,768
United Kingdom	—	40,219,542	—	40,219,542
Switzerland	—	29,224,167	—	29,224,167
France	19,537,589	3,931,986	—	23,469,575
Germany	—	8,694,296	—	8,694,296
Canada	3,836,427	—	—	3,836,427
Netherlands	—	3,607,758	—	3,607,758
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	388,706,274	—	388,706,274
Non-U.S. Sovereign Debt	—	32,284,324	—	32,284,324
Municipal Bonds	—	9,539,801	—	9,539,801
Corporate Bonds	—	193,183,603	—	193,183,603
Residential Mortgage-Backed Securities	—	394,202,792	—	394,202,792
Commercial Mortgage-Backed Securities	—	41,398,769	—	41,398,769
Asset-Backed Securities (including CDOs)	—	12,611,307	—	12,611,307
Foreign Bonds	—	66,571,887	—	66,571,887
Mutual Funds	27,005,781	—	—	27,005,781
Total Investments	$1,410,102,587	$1,225,511,484	$—	$2,635,614,071

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended June 30, 2010, the fund did not invest in any derivative instruments.

18

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2010, custody fees were not reduced

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$97,769,214

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$2,733,374,906
Gross appreciation	82,785,746
Gross depreciation	(180,546,581)
Net unrealized appreciation (depreciation)	$(97,760,835)

As of 12/31/09
Undistributed ordinary income	75,281,719
Capital loss carryforwards	(440,417,692)
Other temporary differences	350
Net unrealized appreciation (depreciation)	34,766,033

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(379,511,832)
12/31/17	(60,905,860)
$(440,417,692)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$52,744,422	$69,761,189
Service Class	22,541,437	28,008,025
Total	$75,285,859	$97,769,214

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Next $2 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.50%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Effective May 1, 2011, the investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion up to $3 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $167,505, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $1,038.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,473 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $9,191, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$77,860,547	$90,044,107
Investments (non-U.S. Government securities)	$249,497,185	$328,232,515

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,639,719	$28,897,336	3,300,883	$51,511,873
Service Class	4,024,484	70,024,326	10,587,928	163,207,065
	5,664,203	$98,921,662	13,888,811	$214,718,938
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,935,137	$52,744,422	4,972,287	$69,761,189
Service Class	1,267,085	22,541,437	2,014,966	28,008,025
	4,202,222	$75,285,859	6,987,253	$97,769,214
Shares reacquired
Initial Class	(8,672,572)	$(152,218,497)	(19,052,079)	$(292,270,543)
Service Class	(4,654,886)	(80,705,892)	(14,916,345)	(219,127,601)
	(13,327,458)	$(232,924,389)	(33,968,424)	$(511,398,144)
Net change
Initial Class	(4,097,716)	$(70,576,739)	(10,778,909)	$(170,997,481)
Service Class	636,683	11,859,871	(2,313,451)	(27,912,511)
	(3,461,033)	$(58,716,868)	(13,092,360)	$(198,909,992)

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $21,323 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS International Money Market Portfolio	26,210,280	252,662,451	(251,866,950)	27,005,781

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Money Market Portfolio	$—	$—	$27,406	$27,005,781

22

MFS Total Return Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

23

MFS Total Return Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

24

MFS® Research Bond Series

MFS® Variable Insurance Trust

Semiannual report

6/30/10

VFB-SEM

MFS® RESEARCH BOND SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Bond Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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MFS Research Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	29.4%
U.S. Treasury Securities	26.9%
Mortgage-Backed Securities	14.5%
High Yield Corporates	6.3%
U.S. Government Agencies	6.2%
Commercial Mortgage-Backed Securities	5.3%
Emerging Markets Bonds	2.2%
Municipal Bonds	1.6%
Non-U.S. Government Bonds	1.5%
Asset-Backed Securities	1.3%
Collateralized Debt Obligations	1.1%
Floating Rate Loans	0.1%

Composition including fixed income credit quality (a)(i)
AAA	41.1%
AA	3.9%
A	8.0%
BBB	21.5%
BB	6.2%
B	0.7%
CCC (o)	0.0%
Cash & Other (NR)	3.7%
U.S. Agency (NR)	14.9%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	6.8 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

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MFS Research Bond Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS Research Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.59%	$1,000.00	$1,049.19	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$1,048.08	$4.27
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS Research Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.5%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 2020 (z)	$1,020,000	$1,058,250

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2019	$230,000	$244,950

Asset-Backed & Securitized – 7.8%
Anthracite Ltd., “A” CDO, FRN, 0.707%, 2019 (z)	$1,528,303	$1,100,378
Anthracite Ltd., CDO, FRN, 1.197%, 2037 (z)	400,000	312,000
ARCap REIT, Inc., CDO, 6.083%, 2045 (z)	325,000	39,812
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	395,888	20,982
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	605,678	34,463
Bayview Commercial Asset Trust, FRN, 2.415%, 2036 (i)(z)	477,181	31,208
Bayview Commercial Asset Trust, FRN, 2.39%, 2036 (i)(z)	1,247,891	97,959
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	621,741	51,605
Bayview Commercial Asset Trust, FRN, 2.462%, 2037 (i)(z)	1,378,370	113,991
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	644,288	32,601
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	66,379	64,971
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	16,086	15,823
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	193,279	79,592
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	795,312	767,476
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	2,377,957	2,309,599
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.397%, 2044	500,000	479,366
Commercial Mortgage Acceptance Corp., FRN, 1.846%, 2030 (i)	216,283	12,040
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	1,203,489	1,173,986
Compagnie de Financement Foncier, 2.125%, 2013 (n)	900,000	908,713
Credit Suisse First Boston Mortgage Securities Corp., 4.485%, 2036	951,579	959,331
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,583,220
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	31,204	30,090
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	1,166,239	932,991
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	400,147	344,126
Crest Ltd., “B”, CDO, FRN, 1.673%, 2035 (z)	897,000	789,360
CWCapital LLC, 5.223%, 2048	600,000	599,389

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	$97,560	$99,766
E*TRADE RV & Marine Trust, 3.62%, 2018	12,064	12,103
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	249,363	20,223
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	38,107	39,971
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	2,550,000	2,552,514
GMAC LLC, 6.465%, 2034	2,383,087	2,433,838
GMAC LLC, FRN, 7.911%, 2034 (n)	110,000	101,887
GMAC LLC, FRN, 6.02%, 2033 (z)	60,000	58,546
HSBC Credit Card Master Note Trust, FRN, 0.899%, 2013	1,892,000	1,891,314
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	760,014
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	5,629,597	5,501,611
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.983%, 2049	1,000,000	1,024,527
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.551%, 2042 (n)	130,000	49,590
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.187%, 2051	2,123,552	2,171,719
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.049%, 2030 (i)	200,559	5,306
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	851,000	802,067
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	450,000	137,961
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050	2,500,000	2,586,718
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	540,000	528,080
Morgan Stanley Capital I, Inc., 5.72%, 2032	2,639	2,672
Morgan Stanley Capital I, Inc., FRN, 1.133%, 2030 (i)(n)	316,058	12,765
Mortgage Capital Funding, Inc., FRN, 1.866%, 2031 (i)	6,869	2
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035 (z)	95,567	57,818
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013 (z)	125,000	114,727
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	174,000	63,232
Structured Asset Securities Corp., FRN, 0.587%, 2035	7,915	7,555
Swift Master Auto Receivables Trust, FRN, 0.999%, 2012	1,668,000	1,663,789
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	2,278,443	2,238,007

		$37,823,394

5

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.7%
CBS Corp., 5.75%, 2020	$1,940,000	$2,082,252
Inmarsat Finance PLC, 7.375%, 2017 (n)	855,000	874,238
News America, Inc., 8.5%, 2025	152,000	188,103

		$3,144,593

Brokerage & Asset Managers – 0.2%
INVESCO PLC, 5.625%, 2012	$191,000	$201,093
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	904,943

		$1,106,036

Cable TV – 1.8%
Cox Communications, Inc., 9.375%, 2019 (z)	$1,622,000	$2,149,564
DIRECTV Holdings LLC, 7.625%, 2016	1,157,000	1,256,791
DIRECTV Holdings LLC, 5.2%, 2020	1,050,000	1,094,324
TCI Communications, Inc., 9.8%, 2012	72,000	80,550
Time Warner Cable, Inc., 5%, 2020	3,652,000	3,734,685
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	359,972

		$8,675,886

Chemicals – 1.1%
Ashland, Inc., 9.125%, 2017	$620,000	$678,900
Dow Chemical Co., 8.55%, 2019	1,700,000	2,080,992
Dow Chemical Co., 9.4%, 2039	529,000	735,728
Nalco Co., 8.25%, 2017 (z)	1,700,000	1,759,500

		$5,255,120

Consumer Products – 0.6%
Fortune Brands, Inc., 5.125%, 2011	$341,000	$347,552
Hasbro, Inc., 6.35%, 2040	540,000	550,127
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,112,061

		$3,009,740

Consumer Services – 0.3%
Western Union Co., 5.4%, 2011	$1,147,000	$1,209,036

Containers – 0.5%
Greif, Inc., 7.75%, 2019	$725,000	$746,750
Owens-Illinois, Inc., 7.375%, 2016	1,370,000	1,428,225

		$2,174,975

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$570,091
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	375,832
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	168,648
L-3 Communications Corp., 5.875%, 2015	1,535,000	1,515,813

		$2,630,384

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$420,000	$482,333

Emerging Market Quasi-Sovereign – 0.7%
Gaz Capital S.A., 8.125%, 2014 (n)	$633,000	$689,210
KazMunaiGaz Finance B.V., 7%, 2020 (n)	101,000	101,384
KazMunaiGaz Finance B.V., 9.125%, 2018	483,000	554,243
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	536,000	655,957

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$825,000	$940,500
Qtel International Finance Ltd., 7.875%, 2019 (n)	267,000	308,737

		$3,250,031

Energy – Independent – 0.4%
Anadarko Petroleum Corp., 6.95%, 2019	$460,000	$401,597
Pioneer Natural Resources Co., 6.65%, 2017	715,000	718,619
Questar Market Resources, Inc., 6.8%, 2020	715,000	743,104
Talisman Energy, Inc., 7.75%, 2019	200,000	245,536

		$2,108,856

Energy – Integrated – 0.7%
ConocoPhillips, 6%, 2020	$740,000	$867,142
Petro-Canada, 6.05%, 2018	1,494,000	1,682,280
Royal Dutch Shell PLC, 3.1%, 2015	960,000	974,856

		$3,524,278

Financial Institutions – 0.9%
CIT Group, Inc., 10.25%, 2017	$965,000	$989,125
General Electric Capital Corp., 5.5%, 2020	1,360,000	1,437,187
HSBC Finance Corp., 6.75%, 2011	46,000	47,886
International Lease Finance Corp., 5.875%, 2013	308,000	284,130
International Lease Finance Corp., 6.375%, 2013	1,692,000	1,586,250

		$4,344,578

Food & Beverages – 1.6%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$3,440,000	$4,175,341
Del Monte Foods Co., 7.5%, 2019 (n)	55,000	56,238
Kraft Foods, Inc., 6.5%, 2040	1,990,000	2,225,475
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,433,133

		$7,890,187

Forest & Paper Products – 0.6%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$1,455,000	$1,476,825
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,500,000	1,530,000

		$3,006,825

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 7.375%, 2020	$600,000	$615,510
Wyndham Worldwide Corp., 6%, 2016	1,605,000	1,557,123

		$2,172,633

Insurance – 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$365,190
Lincoln National Corp., 7%, 2040	2,010,000	2,117,022
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	454,260
Metropolitan Life Global Funding, 5.125%, 2014 (n)	290,000	315,034
Prudential Financial, Inc., 5.375%, 2020	750,000	759,582

6

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Unum Group, 7.125%, 2016	$290,000	$318,638
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,382,216

		$6,711,942

Insurance – Health – 0.6%
Humana, Inc., 7.2%, 2018	$450,000	$502,326
Unitedhealth Group, Inc., 4.875%, 2013	2,000,000	2,149,072

		$2,651,398

Insurance – Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014	$1,405,000	$1,457,616
PartnerRe Ltd., 5.5%, 2020	1,409,000	1,361,669
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	485,090
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,299,540

		$4,603,915

International Market Quasi-Sovereign – 1.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,188,131
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	773,788
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,608,011
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,519,269
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,104,610
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	879,578

		$7,073,387

Local Authorities – 0.1%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$425,000	$518,955

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.75%, 2013	$637,000	$651,332
Case New Holland, Inc., 7.875%, 2017 (z)	485,000	488,637

		$1,139,969

Major Banks – 5.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$81,000
Banco Santander Chile, 2.875%, 2012 (n)	2,031,000	2,015,150
Bank of America Corp., 5.65%, 2018	2,600,000	2,664,511
Bank of America Corp., 8% to 2018, FRN to 2049	529,000	510,977
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,200,000	1,044,000
Credit Suisse (USA), Inc., 6%, 2018	1,160,000	1,210,419
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,607,366
Goldman Sachs Group, Inc., 5.375%, 2020	907,000	896,221
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	339,733
JPMorgan Chase & Co., 6%, 2017	2,680,000	2,918,418
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	273,494
JPMorgan Chase Capital XXVII, 7%, 2039	1,070,000	1,088,124
Macquarie Group Ltd., 6%, 2020 (n)	1,073,000	1,087,496

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Merrill Lynch & Co., Inc., 6.15%, 2013	$1,170,000	$1,250,894
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,621,314
Morgan Stanley, 6.625%, 2018	2,260,000	2,368,783
Morgan Stanley, 5.75%, 2016	944,000	951,004
PNC Funding Corp., 5.625%, 2017	2,415,000	2,569,253
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	515,025
Wachovia Corp., 6.605%, 2025	164,000	170,817
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	657,000	676,710

		$25,860,709

Medical & Health Technology & Services – 0.8%
CareFusion Corp., 6.375%, 2019	$480,000	$548,318
HCA, Inc., 7.875%, 2020	1,505,000	1,548,269
Hospira, Inc., 5.55%, 2012	670,000	713,383
Hospira, Inc., 6.05%, 2017	210,000	236,435
McKesson Corp., 5.7%, 2017	510,000	576,672

		$3,623,077

Metals & Mining – 2.3%
ArcelorMittal, 9.85%, 2019	$965,000	$1,205,904
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	2,290,000	2,484,650
International Steel Group, Inc., 6.5%, 2014	496,000	530,854
Peabody Energy Corp., 5.875%, 2016	830,000	814,437
Rio Tinto Finance USA Ltd., 5.875%, 2013	880,000	964,174
Southern Copper Corp., 6.75%, 2040	1,021,000	1,009,236
Teck Resources Ltd., 10.25%, 2016	2,451,000	2,892,180
Vale Overseas Ltd., 6.875%, 2039	1,182,000	1,234,833

		$11,136,268

Mortgage-Backed – 14.4%
Fannie Mae, 4.55%, 2011	$113,527	$116,063
Fannie Mae, 4.79%, 2012	4,765	4,966
Fannie Mae, 4.86%, 2012	110,370	115,460
Fannie Mae, 5.12%, 2012	55,651	58,789
Fannie Mae, 3.81%, 2013	18,394	19,256
Fannie Mae, 4.517%, 2013	315,437	333,906
Fannie Mae, 4.845%, 2013	48,760	52,213
Fannie Mae, 5.145%, 2013	1,503,608	1,626,393
Fannie Mae, 4.589%, 2014	112,341	120,596
Fannie Mae, 4.6%, 2014 - 2015	104,792	112,850
Fannie Mae, 4.61%, 2014	67,930	72,920
Fannie Mae, 4.77%, 2014 - 2019	499,562	543,535
Fannie Mae, 4.88%, 2014 - 2020	211,245	229,758
Fannie Mae, 4.53%, 2015	101,884	109,777
Fannie Mae, 4.56%, 2015	53,161	57,219
Fannie Mae, 4.665%, 2015	36,404	39,368
Fannie Mae, 4.69%, 2015	158,157	171,114
Fannie Mae, 4.7%, 2015	333,892	361,855
Fannie Mae, 4.74%, 2015	47,569	51,599
Fannie Mae, 4.78%, 2015	101,840	110,778
Fannie Mae, 4.815%, 2015	53,000	57,692
Fannie Mae, 4.85%, 2015	168,915	183,764
Fannie Mae, 4.87%, 2015	32,942	35,875

7

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.89%, 2015	$93,198	$101,779
Fannie Mae, 4.922%, 2015	111,547	121,810
Fannie Mae, 4.94%, 2015	120,000	127,655
Fannie Mae, 5.1%, 2015	275,000	299,159
Fannie Mae, 5.466%, 2015	802,337	886,894
Fannie Mae, 5.09%, 2016	117,620	129,570
Fannie Mae, 5.157%, 2016	3,456,295	3,829,881
Fannie Mae, 5.395%, 2016	131,514	146,046
Fannie Mae, 5.424%, 2016	1,176,195	1,303,413
Fannie Mae, 5.724%, 2016	1,124,872	1,245,768
Fannie Mae, 4.99%, 2017	153,330	166,993
Fannie Mae, 5.28%, 2017	139,602	154,862
Fannie Mae, 5.486%, 2017	662,363	738,366
Fannie Mae, 5.5%, 2017 - 2039	19,773,832	21,260,967
Fannie Mae, 5.54%, 2017	106,553	118,762
Fannie Mae, 5%, 2020 - 2040	2,513,119	2,661,651
Fannie Mae, 5.19%, 2020	198,020	215,628
Fannie Mae, 6%, 2022 - 2038	3,594,246	3,900,692
Fannie Mae, 5.35%, 2023	182,106	199,277
Fannie Mae, 6.5%, 2032 - 2033	39,980	44,636
Freddie Mac, 5%, 2017 - 2037	5,212,218	5,461,679
Freddie Mac, 5.5%, 2019 - 2038	5,484,252	5,886,561
Freddie Mac, 4.251%, 2020	807,000	838,946
Freddie Mac, 4.5%, 2028	913,867	957,150
Freddie Mac, 6%, 2034 - 2039	2,978,523	3,239,371
Ginnie Mae, 4%, 2032	215,131	220,635
Ginnie Mae, 6%, 2036 - 2039	2,247,868	2,454,947
Ginnie Mae, 5.5%, 2038 - 2039	3,219,269	3,482,003
Ginnie Mae, 4.5%, 2039 - 2040	4,752,312	4,961,266

		$69,742,113

Municipals – 1.6%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$2,690,000	$3,151,577
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	1,115,000	1,251,944
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	537,372
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,225,000	2,724,891

		$7,665,784

Natural Gas – Pipeline – 1.7%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$857,113
El Paso Pipeline Partners LP, 6.5%, 2020	460,000	469,817
Enterprise Products Operating LP, 5.2%, 2020	1,600,000	1,643,218
Enterprise Products Operating LP, 5.65%, 2013	227,000	246,246
Enterprise Products Partners LP, 6.3%, 2017	900,000	1,006,762
Kinder Morgan Energy Partners LP, 5.3%, 2020	2,590,000	2,678,669

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$103,000	$113,952
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	700,439
Spectra Energy Capital LLC, 8%, 2019	613,000	737,290

		$8,453,506

Network & Telecom – 2.1%
CenturyTel, Inc., 7.6%, 2039	$1,339,000	$1,269,381
New Communications Holdings, Inc., 8.5%, 2020 (n)	725,000	726,812
Telecom Italia Capital, 7.175%, 2019	1,329,000	1,430,819
Telefonica Emisiones S.A.U., 2.582%, 2013	892,000	885,864
Telefonica Emisiones S.A.U., 5.134%, 2020	1,700,000	1,703,898
Telemar Norte Leste S.A., 9.5%, 2019 (n)	571,000	683,773
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,423,111
Windstream Corp., 8.625%, 2016	2,205,000	2,221,538

		$10,345,196

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$1,500,000	$2,041,665

Other Banks & Diversified Financials – 2.3%
Capital One Financial Corp., 6.15%, 2016	$610,000	$645,464
Capital One Financial Corp., 8.8%, 2019	1,660,000	2,072,362
Citigroup, Inc., 6.125%, 2018	1,810,000	1,889,064
Citigroup, Inc., 8.5%, 2019	2,400,000	2,861,098
Discover Bank, 7%, 2020	720,000	727,006
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	525,001
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	334,000	315,652
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	1,071,018
VTB Capital S.A., 6.465%, 2015 (n)	793,000	793,000

		$10,899,665

Pollution Control – 0.3%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,362,500

Printing & Publishing – 0.0%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$215,520

Real Estate – 1.8%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,689,000	$1,719,829
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	314,691
Liberty Property LP, REIT, 5.5%, 2016	1,730,000	1,795,034
Simon Property Group, Inc., REIT, 10.35%, 2019	2,440,000	3,247,774
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,678,297

		$8,755,625

Restaurants – 0.0%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$216,573

Retailers – 0.2%
Wesfarmers Ltd., 6.998%, 2013 (n)	$1,000,000	$1,091,560

8

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.7%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,545,999
Best Buy Co., Inc., 6.75%, 2013	1,660,000	1,856,707

		$3,402,706

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031	$520,000	$710,721

Supranational – 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$65,887

Telecommunications – Wireless – 0.4%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,096,000	$1,202,919
Rogers Cable, Inc., 5.5%, 2014	734,000	810,480

		$2,013,399

Tobacco – 1.6%
Altria Group, Inc., 9.7%, 2018	$1,020,000	$1,291,708
Altria Group, Inc., 9.25%, 2019	800,000	998,485
Altria Group, Inc., 9.95%, 2038	650,000	853,947
Lorillard Tobacco Co., 6.875%, 2020	1,350,000	1,371,373
Lorillard Tobacco Co., 8.125%, 2019	815,000	903,878
Reynolds American, Inc., 7.25%, 2012	800,000	860,112
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,516,743

		$7,796,246

Transportation – Services – 0.6%
Erac USA Finance Co., 7%, 2037 (n)	$1,413,000	$1,539,745
Erac USA Finance Co., 5.25%, 2020 (n)	1,570,000	1,586,509

		$3,126,254

U.S. Government Agencies and Equivalents – 6.2%
Bank of America Corp., FRN, 0.918%, 2012 (m)	$2,353,000	$2,373,848
Citigroup, Inc., FRN, 0.667%, 2012 (m)	5,650,000	5,694,850
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	381,891
General Electric Capital Corp., FRN, 0.323%, 2012 (m)	3,034,000	3,037,695
Goldman Sachs Group, Inc., FRN, 0.737%, 2012 (m)	1,157,000	1,160,366
JPMorgan Chase & Co., FRN, 0.787%, 2012 (m)	5,650,000	5,702,455
Morgan Stanley, FRN, 0.889%, 2012 (m)	5,173,000	5,221,347
PNC Funding Corp., FRN, 0.49%, 2012 (m)	2,960,000	2,977,431
Small Business Administration, 4.34%, 2024	129,984	136,591
Small Business Administration, 4.99%, 2024	102,543	109,369
Small Business Administration, 4.43%, 2029	1,192,937	1,267,015
Small Business Administration, 4.93%, 2024	95,354	101,778
Small Business Administration, 4.86%, 2025	222,967	238,256
Small Business Administration, 4.625%, 2025	218,025	231,408
Small Business Administration, 5.11%, 2025	167,048	178,677
Wells Fargo & Co., FRN, 0.757%, 2012 (m)	1,289,000	1,297,137

		$30,110,114

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 26.8%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$229,436
U.S. Treasury Bonds, 6%, 2026	373,000	480,646
U.S. Treasury Bonds, 6.75%, 2026	19,000	26,377
U.S. Treasury Bonds, 5.25%, 2029	103,000	123,954
U.S. Treasury Bonds, 4.5%, 2036	110,000	121,516
U.S. Treasury Bonds, 5%, 2037	5,246,000	6,252,576
U.S. Treasury Bonds, 4.5%, 2039	5,875,600	6,471,421
U.S. Treasury Notes, 2.375%, 2010	23,527,000	23,612,474
U.S. Treasury Notes, 1.25%, 2010	6,676,000	6,704,687
U.S. Treasury Notes, 5.125%, 2011	3,207,000	3,357,953
U.S. Treasury Notes, 4.5%, 2011	8,594,000	9,086,814
U.S. Treasury Notes, 1.375%, 2012	28,625,600	29,016,969
U.S. Treasury Notes, 3.125%, 2013	201,000	214,002
U.S. Treasury Notes, 1.875%, 2014	24,673,000	25,118,274
U.S. Treasury Notes, 5.125%, 2016	167,000	194,881
U.S. Treasury Notes, 3.75%, 2018	14,368,000	15,481,520
U.S. Treasury Notes, TIPS, 2%, 2014	740,958	789,352
U.S. Treasury Notes, TIPS, 1.625%, 2015	787,801	831,622
U.S. Treasury Notes, TIPS, 2%, 2016	1,351,044	1,457,544

		$129,572,018

Utilities – Electric Power – 1.7%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$583,991
Duke Energy Corp., 5.65%, 2013	1,090,000	1,201,844
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,560,649
Enel Finance International S.A., 6%, 2039 (n)	1,800,000	1,731,762
NiSource Finance Corp., 7.875%, 2010	1,030,000	1,052,631
NRG Energy, Inc., 7.375%, 2016	240,000	238,800
TECO Energy, Inc., 5.15%, 2020	610,000	635,810
Waterford 3 Funding Corp., 8.09%, 2017	73,645	76,634

		$8,082,121

Total Bonds (Identified Cost, $443,697,443)		$462,100,878

FLOATING RATE LOANS (g)(r) – 0.1%
Automotive – 0.1%
Ford Motor Co., Term Loan, 3.33%, 2013 (Identified Cost, $669,306)	$721,291	$680,718

MONEY MARKET FUNDS (v) – 7.3%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	35,144,813	$35,144,813

Total Investments (Identified Cost, $479,511,562)		$497,926,409

OTHER ASSETS, LESS LIABILITIES – (2.9)%		(13,830,796)

Net Assets – 100.0%		$484,095,613

9

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,432,806 representing 9.6% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A” CDO, FRN, 0.707%, 2019	1/15/10-1/28/10	$1,078,761	$1,100,378
Anthracite Ltd., CDO, FRN, 1.197%, 2037	2/24/10	310,013	312,000
ARCap REIT, Inc., CDO, 6.083%, 2045	12/07/06	332,065	39,812
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	50,081	32,601
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	3/29/06	39,579	20,982
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	2/28/06	52,571	34,463
Bayview Commercial Asset Trust, FRN, 2.415%, 2036	5/16/06	35,927	31,208
Bayview Commercial Asset Trust, FRN, 2.39%, 2036	9/11/06	167,965	97,959
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	83,895	51,605
Bayview Commercial Asset Trust, FRN, 2.462%, 2037	1/26/07	152,989	113,991
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	193,279	79,592
Bombardier, Inc., 7.75%, 2020	3/15/10	1,022,947	1,058,250
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06-3/04/10	767,830	767,476
Case New Holland, Inc., 7.875%, 2017	6/22/10	486,833	488,637
Cox Communications, Inc., 9.375%, 2019	1/07/10-1/15/10	2,074,717	2,149,564
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10-3/04/10	874,318	932,991
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	322,180	344,126
Crest Ltd., “B”, CDO, FRN, 1.673%, 2035	1/12/10	748,701	789,360
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	96,276	99,766
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	764,348	773,788
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	25,001	20,223
GMAC LLC, FRN, 6.02%, 2033	3/20/02	59,860	58,546
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	800,236	802,067
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,497,086	1,519,269
Nalco Co., 8.25%, 2017	12/18/09	1,813,439	1,759,500
Preferred Term Securities XIX Ltd., CDO, FRN, 0.887%, 2035	9/08/05	95,567	57,818
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013	12/06/04	129,716	114,727
Total Restricted Securities			$13,650,699
% of Net Assets			2.8%

10

MFS Research Bond Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

11

MFS Research Bond Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $444,366,749)	$462,781,596
Underlying funds, at cost and value	35,144,813
Total investments, at value (identified cost, $479,511,562)	$497,926,409
Cash	1,219
Receivables for
Investments sold	1,791,612
Fund shares sold	1,402,470
Interest	4,128,005
Other assets	2,290
Total assets		$505,252,005
Liabilities
Payables for
Investments purchased	$21,051,363
Fund shares reacquired	5,984
Payable to affiliates
Investment adviser	13,201
Shareholder servicing costs	371
Distribution and/or service fees	1,680
Administrative services fee	413
Payable for independent Trustees’ compensation	883
Accrued expenses and other liabilities	82,497
Total liabilities		$21,156,392
Net assets		$484,095,613
Net assets consist of
Paid-in capital	$455,446,624
Unrealized appreciation (depreciation) on investments	18,414,847
Accumulated net realized gain (loss) on investments	2,804,129
Undistributed net investment income	7,430,013
Net assets		$484,095,613
Shares of beneficial interest outstanding		39,250,293

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$360,437,051	29,157,812	$12.36
Service Class	123,658,562	10,092,481	12.25

See Notes to Financial Statements

12

MFS Research Bond Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$8,749,319
Dividends from underlying funds	9,245
Foreign taxes withheld	(571)
Total investment income		$8,757,993
Expenses
Management fee	$1,036,458
Distribution and/or service fees	100,389
Shareholder servicing costs	24,983
Administrative services fee	34,411
Independent Trustees’ compensation	5,739
Custodian fee	41,530
Shareholder communications	37,185
Auditing fees	30,776
Legal fees	3,489
Miscellaneous	12,961
Total expenses		$1,327,921
Fees paid indirectly	(201)
Reduction of expenses by investment adviser	(1,323)
Net expenses		$1,326,397
Net investment income		$7,431,596
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$5,230,251
Swap transactions	(78,080)
Net realized gain (loss) on investments		$5,152,171
Change in unrealized appreciation (depreciation) on investments		$7,515,115
Net realized and unrealized gain (loss) on investments		$12,667,286
Change in net assets from operations		$20,098,882

See Notes to Financial Statements

13

MFS Research Bond Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$7,431,596	$11,978,050
Net realized gain (loss) on investments	5,152,171	6,327,998
Net unrealized gain (loss) on investments	7,515,115	22,614,637
Change in net assets from operations	$20,098,882	$40,920,685
Distributions declared to shareholders
From net investment income	$(13,266,265)	$(10,538,492)
From net realized gain on investments	(1,375,381)	—
Total distributions declared to shareholders	$(14,641,646)	$(10,538,492)
Change in net assets from fund share transactions	$116,010,986	$132,743,276
Total change in net assets	$121,468,222	$163,125,469
Net assets
At beginning of period	362,627,391	199,501,922
At end of period (including undistributed net investment income of $7,430,013 and $13,264,682, respectively)	$484,095,613	$362,627,391

See Notes to Financial Statements

14

MFS Research Bond Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.20		$11.00	$11.60	$11.51	$11.61	$12.16
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.51	$0.52	$0.55	$0.53	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		1.20	(0.78)	(0.08)	(0.08)	(0.34)
Total from investment operations	$0.59		$1.71	$(0.26)	$0.47	$0.45	$0.17
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.51)	$(0.34)	$(0.38)	$(0.49)	$(0.62)
From net realized gain on investments	(0.04)		—	—	—	(0.06)	(0.10)
Total distributions declared to shareholders	$(0.43)		$(0.51)	$(0.34)	$(0.38)	$(0.55)	$(0.72)
Net asset value, end of period	$12.36		$12.20	$11.00	$11.60	$11.51	$11.61
Total return (%) (k)(r)(s)	4.92	(n)	16.16	(2.37)	4.21	4.05	1.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.62	0.74	0.77	0.94	1.12
Expenses after expense reductions (f)	0.59	(a)	0.62	0.64	0.67	0.70	0.73
Net investment income	3.64	(a)	4.38	4.63	4.80	4.69	4.40
Portfolio turnover	41		113	115	74	51	88
Net assets at end of period (000 omitted)	$360,437		$317,851	$184,984	$139,275	$66,875	$36,738

See Notes to Financial Statements

15

MFS Research Bond Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$12.10		$10.91	$11.51	$11.43	$11.54	$12.11
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.47	$0.49	$0.52	$0.50	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		1.20	(0.78)	(0.08)	(0.08)	(0.35)
Total from investment operations	$0.57		$1.67	$(0.29)	$0.44	$0.42	$0.13
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.48)	$(0.31)	$(0.36)	$(0.47)	$(0.60)
From net realized gain on investments	(0.04)		—	—	—	(0.06)	(0.10)
Total distributions declared to shareholders	$(0.42)		$(0.48)	$(0.31)	$(0.36)	$(0.53)	$(0.70)
Net asset value, end of period	$12.25		$12.10	$10.91	$11.51	$11.43	$11.54
Total return (%) (k)(r)(s)	4.81	(n)	15.91	(2.64)	3.92	3.79	1.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	0.99	1.03	1.20	1.37
Expenses after expense reductions (f)	0.84	(a)	0.87	0.89	0.93	0.95	0.98
Net investment income	3.34	(a)	4.07	4.37	4.55	4.44	4.16
Portfolio turnover	41		113	115	74	51	88
Net assets at end of period (000 omitted)	$123,659		$44,776	$14,518	$18,347	$16,822	$12,860

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS Research Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Bond Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

17

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$159,682,132	$—	$159,682,132
Non-U.S. Sovereign Debt	—	10,389,305	—	10,389,305
Municipal Bonds	—	7,665,784	—	7,665,784
Corporate Bonds	—	139,413,079	—	139,413,079
Residential Mortgage-Backed Securities	—	69,923,784	—	69,923,784
Commercial Mortgage-Backed Securities	—	25,387,670	—	25,387,670
Asset-Backed Securities (including CDOs)	—	11,345,340	—	11,345,340
Foreign Bonds	—	38,293,784	—	38,293,784
Floating Rate Loans	—	680,718	—	680,718
Mutual Funds	35,144,813	—	—	35,144,813
Total Investments	$35,144,813	$462,781,596	$—	$497,926,409

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At June 30, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Swap Transactions
Credit Contracts	$(78,080)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if

18

MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

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MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$10,538,492

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MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$481,184,693
Gross appreciation	19,565,898
Gross depreciation	(2,824,182)
Net unrealized appreciation (depreciation)	$16,741,716

As of 12/31/09
Undistributed ordinary income	14,639,963
Post-October capital loss deferral	(875,594)
Other temporary differences	(140,143)
Net unrealized appreciation (depreciation)	9,567,527

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/10	Year ended 12/31/09	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$10,520,871	$9,789,031	$1,086,136	$—
Service Class	2,745,394	749,461	289,245	—
Total	$13,266,265	$10,538,492	$1,375,381	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.20% of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Effective May 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.70% of average daily net assets for the Initial Class shares and 0.95% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $24,781, which

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MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $202.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,647 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,323, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$141,586,169	$89,539,219
Investments (non-U.S. Government securities)	$115,314,805	$75,743,725

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,830,330	$47,139,291	10,898,490	$124,223,834
Service Class	6,441,622	78,734,321	2,666,457	31,302,047
	10,271,952	$125,873,612	13,564,947	$155,525,881
Shares issued to shareholders in reinvestment of distributions
Initial Class	955,309	$11,607,007	908,073	$9,789,031
Service Class	251,837	3,034,639	69,978	749,461
	1,207,146	$14,641,646	978,051	$10,538,492
Shares reacquired
Initial Class	(1,684,221)	$(20,833,187)	(2,569,223)	$(29,173,094)
Service Class	(300,982)	(3,671,085)	(366,587)	(4,148,003)
	(1,985,203)	$(24,504,272)	(2,935,810)	$(33,321,097)
Net change
Initial Class	3,101,418	$37,913,111	9,237,340	$104,839,771
Service Class	6,392,477	78,097,875	2,369,848	27,903,505
	9,493,895	$116,010,986	11,607,188	$132,743,276

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MFS Research Bond Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $2,587 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	5,260,136	147,131,855	(117,247,178)	35,144,813

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,245	$35,144,813

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MFS Research Bond Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

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MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under ‘‘Variable Insurance Portfolios — VIT’’ in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

25

MFS® High Income Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10
VHI-SEM

MFS® HIGH INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Income Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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MFS High Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	7.9%
Energy – Independent	6.3%
Broadcasting	6.1%
Gaming & Lodging	5.1%
Telecommunications – Wireless	5.0%

Composition including fixed income credit quality (a)(i)
A	0.1%
BBB	3.7%
BB	28.0%
B	43.3%
CCC	19.9%
CC	0.1%
C	0.3%
D	0.3%
Cash & Other (NR)	2.5%
Non-Fixed Income (NR)	1.8%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.0 yrs.

(a)	The rating categories (e.g., AAA) include debt securities and fixed income structured products which have long-term public ratings. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

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MFS High Income Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

3

MFS High Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.80%	$1,000.00	$1,040.17	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,039.26	$5.31
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS High Income Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.4%
Aerospace – 1.4%
BE Aerospace, Inc., 8.5%, 2018	$1,010,000	$1,060,500
Bombardier, Inc., 7.5%, 2018 (n)	850,000	875,500
Bombardier, Inc., 7.45%, 2034 (n)	250,000	232,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,465,000	1,173,831
Oshkosh Corp., 8.25%, 2017	160,000	166,400
Oshkosh Corp., 8.5%, 2020	555,000	577,200
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	485,000	475,300

		$4,561,231

Airlines – 0.7%
American Airlines Pass-Through Trust, 7.377%, 2019	$774,717	$635,268
Continental Airlines, Inc., 7.339%, 2014	1,679,868	1,608,474
Continental Airlines, Inc., 6.748%, 2017	84,884	77,371

		$2,321,113

Apparel Manufacturers – 0.5%
Hanesbrands, Inc., 8%, 2016	$990,000	$1,003,613
Phillips-Van Heusen Corp., 7.375%, 2020	710,000	716,213

		$1,719,826

Asset-Backed & Securitized – 0.8%
Airlie LCDO Ltd., CDO, FRN, 2.44%, 2011 (a)(p)(z)	$721,695	$317,546
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038 (z)	595,494	29,775
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045 (z)	906,493	56,656
Babson Ltd., CLO, “D”, FRN, 1.802%, 2018 (n)	655,000	384,813
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	985,952	206,656
Crest Ltd., CDO, 7%, 2040	846,250	42,313
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,029,141	20,583
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.615%, 2050 (z)	503,966	10,079
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	712,668
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	750,000	216,655
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	750,000	229,935
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	408,000	302,727
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	579,683	103,109
Wachovia Credit, CDO, FRN, 1.888%, 2026 (z)	372,000	14,880

		$2,662,895

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 2.8%
Allison Transmission, Inc., 11%, 2015 (n)	$1,395,000	$1,461,263
Ford Motor Credit Co. LLC, 12%, 2015	4,903,000	5,675,718
General Motors Corp., 7.125%, 2013 (d)	1,965,000	584,588
Goodyear Tire & Rubber Co., 9%, 2015	1,415,000	1,453,913
Goodyear Tire & Rubber Co., 10.5%, 2016	210,000	228,375

		$9,403,857

Basic Industry – 0.3%
TriMas Corp., 9.75%, 2017 (n)	$1,050,000	$1,063,125

Broadcasting – 5.3%
Allbritton Communications Co., 8%, 2018 (n)	$610,000	$603,900
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	1,237,343	712,117
Gray Television, Inc., 10.5%, 2015 (n)	415,000	402,550
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,410,000	1,441,725
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,425,000	3,596,250
Lamar Media Corp., 6.625%, 2015	1,460,000	1,397,950
Lamar Media Corp., “C”, 6.625%, 2015	345,000	326,888
LBI Media, Inc., 8.5%, 2017 (z)	645,000	553,088
LIN TV Corp., 6.5%, 2013	695,000	677,625
Local TV Finance LLC, 10%, 2015 (p)(z)	1,591,340	1,311,529
Newport Television LLC, 13%, 2017 (n)(p)	1,608,568	1,266,915
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,344,269	1,193,207
Nexstar Broadcasting Group, Inc., 7%, 2014	444,000	395,160
Salem Communications Corp., 9.625%, 2016	348,000	358,440
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	590,850
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,078,575
Univision Communications, Inc., 12%, 2014 (n)	705,000	756,113
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,603,130	1,282,704
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	327

		$17,945,913

Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 7.875%, 2015	$430,000	$384,850
E*TRADE Financial Corp., 12.5%, 2017	550,000	584,375
Janus Capital Group, Inc., 6.95%, 2017	1,655,000	1,661,402

5

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – continued
Nuveen Investments, Inc., 10.5%, 2015	$ 920,000	$800,400

		$3,431,027

Building – 2.0%
Associated Materials, Inc., 11.25%, 2014	$ 780,000	$795,600
Building Materials Holding Corp., 7%, 2020 (n)	480,000	475,200
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR 660,000	755,347
Masco Corp., 7.125%, 2020	$ 520,000	504,913
Nortek, Inc., 11%, 2013	2,207,755	2,301,585
Owens Corning, 9%, 2019	905,000	1,070,053
Ply Gem Industries, Inc., 11.75%, 2013	730,000	762,850

		$6,665,548

Business Services – 2.0%
First Data Corp., 9.875%, 2015	$ 2,350,000	$1,786,000
Iron Mountain, Inc., 6.625%, 2016	1,765,000	1,734,113
Iron Mountain, Inc., 8.375%, 2021	285,000	290,700
SunGard Data Systems, Inc., 9.125%, 2013	1,435,000	1,458,319
SunGard Data Systems, Inc., 10.25%, 2015	1,210,000	1,249,325
Terremark Worldwide, Inc., 12%, 2017	225,000	253,125

		$6,771,582

Cable TV – 3.1%
Cablevision Systems Corp., 8.625%, 2017 (n)	$750,000	$765,000
CCH II LLC, 13.5%, 2016	320,000	372,800
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	305,000	306,525
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	205,000	209,613
Charter Communications, Inc., 10.875%, 2014 (n)	1,555,000	1,726,050
CSC Holdings LLC, 8.5%, 2014	1,575,000	1,641,938
EchoStar Corp., 7.125%, 2016	520,000	521,300
Insight Communications Co., Inc., 9.375%, 2018 (z)	680,000	680,000
Mediacom LLC, 9.125%, 2019	1,065,000	1,027,725
Videotron LTEE, 6.875%, 2014	615,000	618,075
Virgin Media Finance PLC, 9.125%, 2016	2,025,000	2,095,875
Virgin Media Finance PLC, 9.5%, 2016	410,000	433,063

		$10,397,964

Chemicals – 2.5%
Ashland, Inc., 9.125%, 2017	$ 1,715,000	$1,877,925
Hexion Specialty Chemicals, Inc., 9.75%, 2014	975,000	921,375
Hexion U.S. Finance Corp., 8.875%, 2018	1,245,000	1,123,613
Lumena Resources Corp., 12%, 2014 (n)	718,000	617,480

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Lyondell Chemical Co., 11%, 2018	$689,755	$739,762
Momentive Performance Materials, Inc., 12.5%, 2014	1,240,000	1,351,600
Momentive Performance Materials, Inc., 11.5%, 2016	730,000	644,225
Solutia, Inc., 7.875%, 2020	1,100,000	1,097,250

		$8,373,230

Computer Software – Systems – 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$1,045,000	$1,071,125

Consumer Products – 1.5%
ACCO Brands Corp., 10.625%, 2015	$150,000	$162,750
ACCO Brands Corp., 7.625%, 2015	525,000	483,000
Central Garden & Pet Co., 8.25%, 2018	750,000	743,438
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	590,000	610,650
Jarden Corp., 7.5%, 2017	1,295,000	1,269,100
Libbey Glass, Inc., 10%, 2015 (n)	895,000	926,325
Visant Holding Corp., 8.75%, 2013	825,000	833,250

		$5,028,513

Consumer Services – 2.0%
KAR Holdings, Inc., 10%, 2015	$1,490,000	$1,519,800
KAR Holdings, Inc., FRN, 4.344%, 2014	555,000	507,825
Live Nation Entertainment, Inc., 8.125%, 2018 (n)	350,000	339,500
Service Corp. International, 7.375%, 2014	1,480,000	1,509,600
Service Corp. International, 7%, 2017	1,640,000	1,615,400
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,310,000	1,411,525

		$6,903,650

Containers – 1.1%
Graham Packaging Holdings Co., 9.875%, 2014	$1,975,000	$2,019,438
Greif, Inc., 6.75%, 2017	1,070,000	1,049,938
Owens-Illinois, Inc., 7.375%, 2016	100,000	104,250
Reynolds Group, 7.75%, 2016 (n)	475,000	464,313

		$3,637,939

Defense Electronics – 0.2%
ManTech International Corp., 7.25%, 2018 (n)	$740,000	$747,400

Electronics – 1.0%
Freescale Semiconductor, Inc., 8.875%, 2014	$460,000	$419,750
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	535,000	545,700
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	720,000	711,000
Jabil Circuit, Inc., 7.75%, 2016	1,045,000	1,092,025
NXP B.V., 7.875%, 2014	525,000	481,688

		$3,250,163

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 0.389%, 2012	$400,800	$368,088

6

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 6.2%
Anadarko Petroleum Corp., 5.95%, 2016	$715,000	$615,398
Chaparral Energy, Inc., 8.875%, 2017	1,445,000	1,329,400
Chesapeake Energy Corp., 7%, 2014	614,000	623,978
Chesapeake Energy Corp., 6.375%, 2015	295,000	304,588
Hilcorp Energy I LP, 9%, 2016 (n)	1,600,000	1,640,000
Newfield Exploration Co., 6.625%, 2014	795,000	799,969
Newfield Exploration Co., 6.625%, 2016	855,000	859,275
OPTI Canada, Inc., 8.25%, 2014	1,550,000	1,348,500
Penn Virginia Corp., 10.375%, 2016	1,430,000	1,522,950
Petrohawk Energy Corp., 10.5%, 2014	810,000	870,750
Pioneer Natural Resources Co., 6.875%, 2018	1,080,000	1,084,513
Pioneer Natural Resources Co., 7.5%, 2020	2,195,000	2,262,160
Plains Exploration & Production Co., 7%, 2017	2,490,000	2,377,950
Quicksilver Resources, Inc., 8.25%, 2015	1,025,000	1,012,188
Quicksilver Resources, Inc., 9.125%, 2019	340,000	345,100
Range Resources Corp., 8%, 2019	1,145,000	1,195,094
SandRidge Energy, Inc., 8%, 2018 (n)	1,685,000	1,596,538
Southwestern Energy Co., 7.5%, 2018	1,080,000	1,147,500

		$20,935,851

Entertainment – 1.2%
AMC Entertainment, Inc., 11%, 2016	$2,035,000	$2,136,750
AMC Entertainment, Inc., 8.75%, 2019	1,010,000	1,015,050
Cinemark USA, Inc., 8.625%, 2019	790,000	793,950

		$3,945,750

Financial Institutions – 3.9%
CIT Group, Inc., 7%, 2014	$1,345,000	$1,267,663
CIT Group, Inc., 7%, 2017	3,185,000	2,866,500
CIT Group, Inc., 10.25%, 2017	1,240,000	1,271,000
GMAC, Inc., 6.75%, 2014	2,235,000	2,162,363
GMAC, Inc., 8%, 2031	2,254,000	2,079,315
International Lease Finance Corp., 5.625%, 2013	1,735,000	1,565,838
International Lease Finance Corp., 8.75%, 2017 (n)	1,710,000	1,620,225
Nationstar Mortgage LLC, 10.875%, 2015 (z)	475,000	372,875

		$13,205,779

Food & Beverages – 2.3%
ARAMARK Corp., 8.5%, 2015	$765,000	$772,650
B&G Foods, Inc., 7.625%, 2018	750,000	753,750
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	1,165,000	1,124,225
Constellation Brands, Inc., 7.25%, 2016	550,000	554,813
Del Monte Foods Co., 6.75%, 2015	1,425,000	1,444,594
Pinnacle Foods Finance LLC, 9.25%, 2015	1,335,000	1,361,700
Smithfield Foods, Inc., 7.75%, 2017	555,000	530,025
TreeHouse Foods, Inc., 7.75%, 2018	1,120,000	1,162,000

		$7,703,757

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – 2.8%
Boise, Inc., 8%, 2020 (n)	$ 1,065,000	$1,062,338
Buckeye Technologies, Inc., 8.5%, 2013	680,000	688,500
Cascades, Inc., 7.75%, 2017	695,000	691,525
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,185,000	1,208,700
Georgia-Pacific Corp., 8%, 2024	2,050,000	2,173,000
Georgia-Pacific Corp., 7.25%, 2028	320,000	316,000
Graphic Packaging International Corp., 9.5%, 2013	1,000,000	1,017,500
JSG Funding PLC, 7.75%, 2015	215,000	212,313
Millar Western Forest Products Ltd., 7.75%, 2013	1,555,000	1,337,300
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR 715,000	874,338

		$9,581,514

Gaming & Lodging – 4.9%
Ameristar Casinos, Inc., 9.25%, 2014	$ 865,000	$906,088
FelCor Lodging Trust, Inc., 10%, 2014	415,000	433,675
Firekeepers Development Authority, 13.875%, 2015 (n)	640,000	739,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,190,000	4,463
Gaylord Entertainment Co., 6.75%, 2014	1,445,000	1,390,813
GWR Operating Partnership LLP, 10.875%, 2017 (n)	770,000	765,188
Harrah’s Operating Co., Inc., 11.25%, 2017	830,000	873,575
Harrah’s Operating Co., Inc., 10%, 2018	461,000	378,020
Harrah’s Operating Co., Inc., 10%, 2018	612,000	501,840
Host Hotels & Resorts, Inc., 6.75%, 2016	1,270,000	1,255,713
Host Hotels & Resorts, Inc., 9%, 2017	620,000	663,400
MGM Mirage, 10.375%, 2014	195,000	212,063
MGM Mirage, 7.5%, 2016	990,000	779,625
MGM Mirage, 11.125%, 2017	485,000	534,713
MGM Mirage, 11.375%, 2018 (n)	1,495,000	1,405,300
MGM Mirage, 9%, 2020 (n)	940,000	965,850
Penn National Gaming, Inc., 8.75%, 2019	1,085,000	1,114,838
Pinnacle Entertainment, Inc., 7.5%, 2015	870,000	815,625
Royal Caribbean Cruises Ltd., 7%, 2013	385,000	383,075
Royal Caribbean Cruises Ltd., 11.875%, 2015	880,000	1,012,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	580,000	580,000
Station Casinos, Inc., 6%, 2012 (d)	1,343,000	79,741
Station Casinos, Inc., 6.5%, 2014 (d)	2,175,000	16,313
Station Casinos, Inc., 6.875%, 2016 (d)	2,540,000	1,905

7

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Station Casinos, Inc., 7.75%, 2016 (d)	$472,000	$29,795
Wyndham Worldwide Corp., 6%, 2016	730,000	708,224

		$16,551,042

Industrial – 1.5%
Altra Holdings, Inc., 8.125%, 2016 (n)	$710,000	$703,788
Aquilex Corp., 11.125%, 2016 (n)	275,000	275,000
Baldor Electric Co., 8.625%, 2017	1,785,000	1,847,475
Great Lakes Dredge & Dock Corp., 7.75%, 2013	860,000	851,400
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	725,000	746,750
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	520,000	504,400

		$4,928,813

Insurance – 1.5%
American International Group, Inc., 8.175% to 2038, FRN to 2058	$2,340,000	$1,848,600
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,250,000	1,586,250
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,600,000	1,728,000

		$5,162,850

Insurance – Property & Casualty – 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$1,625,000	$1,755,000
USI Holdings Corp., 9.75%, 2015 (z)	1,075,000	986,313
XL Group PLC, FRN, 6.5%, 2049	895,000	617,550
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	980,000	877,100

		$4,235,963

Machinery & Tools – 1.0%
Case Corp., 7.25%, 2016	$545,000	$546,363
Case New Holland, Inc., 7.125%, 2014	940,000	972,900
Case New Holland, Inc., 7.875%, 2017 (z)	930,000	936,975
Rental Service Corp., 9.5%, 2014	855,000	849,656

		$3,305,894

Major Banks – 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$2,725,000	$2,632,159
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	1,630,000	1,680,090
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	530,000	344,500
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	1,850,000	1,387,500

		$6,044,249

Medical & Health Technology & Services – 7.7%
Biomet, Inc., 10%, 2017	$200,000	$215,000
Biomet, Inc., 11.625%, 2017	1,585,000	1,715,763
Capella Healthcare, Inc., 9.25%, 2017 (z)	245,000	247,450

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Community Health Systems, Inc., 8.875%, 2015	$2,245,000	$2,315,156
Cooper Cos., Inc., 7.125%, 2015	805,000	807,013
DaVita, Inc., 6.625%, 2013	370,000	370,463
DaVita, Inc., 7.25%, 2015	1,140,000	1,140,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	937,444
HCA, Inc., 9.25%, 2016	4,760,000	5,045,600
HCA, Inc., 8.5%, 2019	1,515,000	1,605,900
HealthSouth Corp., 8.125%, 2020	1,555,000	1,527,788
Psychiatric Solutions, Inc., 7.75%, 2015	605,000	620,125
Psychiatric Solutions, Inc., 7.75%, 2015	415,000	425,375
Tenet Healthcare Corp., 9.25%, 2015	1,745,000	1,801,713
U.S. Oncology, Inc., 10.75%, 2014	1,285,000	1,317,125
United Surgical Partners International, Inc., 8.875%, 2017	315,000	314,213
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	495,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,630,000	1,605,550
Universal Hospital Services, Inc., FRN, 4.133%, 2015	310,000	260,400
Vanguard Health Systems, Inc., 8%, 2018	1,170,000	1,123,200
VWR Funding, Inc., 10.25%, 2015 (p)	1,932,937	1,952,266

		$25,842,544

Metals & Mining – 2.7%
Arch Western Finance LLC, 6.75%, 2013	$1,080,000	$1,082,700
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	860,000	851,400
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	860,000	855,700
CONSOL Energy, Inc., 8%, 2017 (n)	765,000	789,863
CONSOL Energy, Inc., 8.25%, 2020 (n)	510,000	531,675
FMG Finance Ltd., 10.625%, 2016 (n)	1,200,000	1,320,000
Peabody Energy Corp., 5.875%, 2016	225,000	220,781
Peabody Energy Corp., 7.375%, 2016	1,040,000	1,082,900
Teck Resources Ltd., 10.25%, 2016	300,000	354,000
Teck Resources Ltd., 10.75%, 2019	905,000	1,108,897
U.S. Steel Corp., 7.375%, 2020	780,000	771,225

		$8,969,141

Natural Gas – Distribution – 1.0%
AmeriGas Partners LP, 7.125%, 2016	$1,380,000	$1,373,100
Ferrellgas Partners LP, 8.625%, 2020	1,080,000	1,080,000
Inergy LP, 6.875%, 2014	995,000	980,075

		$3,433,175

Natural Gas – Pipeline – 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$805,000	$740,600
Atlas Pipeline Partners LP, 8.75%, 2018	940,000	874,200
Crosstex Energy, Inc., 8.875%, 2018	1,145,000	1,143,569
El Paso Corp., 8.25%, 2016	890,000	932,275
El Paso Corp., 7%, 2017	1,485,000	1,476,638
El Paso Corp., 7.75%, 2032	535,000	528,699
MarkWest Energy Partners LP, 6.875%, 2014	980,000	940,800
MarkWest Energy Partners LP, 8.75%, 2018	265,000	267,650

		$6,904,431

8

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.8%
Cincinnati Bell, Inc., 8.25%, 2017	$315,000	$294,525
Cincinnati Bell, Inc., 8.75%, 2018	1,255,000	1,138,913
Citizens Communications Co., 9%, 2031	440,000	408,100
New Communications Holdings, Inc., 8.25%, 2017 (n)	295,000	296,106
New Communications Holdings, Inc., 8.5%, 2020 (n)	1,145,000	1,147,863
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,605,000	1,649,138
Qwest Communications International, Inc., 8%, 2015 (n)	505,000	518,888
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,050,000	1,047,375
Qwest Corp., 8.375%, 2016	448,000	489,440
Windstream Corp., 8.625%, 2016	2,390,000	2,407,925

		$9,398,273

Oil Services – 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$1,125,000	$973,125
Basic Energy Services, Inc., 7.125%, 2016	410,000	340,300
Edgen Murray Corp., 12.25%, 2015 (n)	435,000	367,575
Expro Finance Luxembourg, 8.5%, 2016 (n)	780,000	744,900
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	880,000	853,600
Pioneer Drilling Co., 9.875%, 2018 (n)	855,000	837,900

		$4,117,400

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$785,000	$675,100

Other Banks & Diversified Financials – 1.6%
Capital One Financial Corp., 10.25%, 2039	$1,345,000	$1,418,975
Citigroup Capital XXI, FRN, 8.3%, 2057	1,795,000	1,748,219
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,380,000	1,110,900
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,030,000	1,035,592

		$5,313,686

Printing & Publishing – 1.1%
American Media Operations, Inc., 9%, 2013 (p)(z)	$90,184	$57,199
American Media Operations, Inc., 14%, 2013 (p)(z)	988,409	639,391
McClatchy Co., 11.5%, 2017 (n)	575,000	583,625
Nielsen Finance LLC, 10%, 2014	1,289,000	1,318,003
Nielsen Finance LLC, 11.5%, 2016	770,000	841,225
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	326,000	310,515

		$3,749,958

Railroad & Shipping – 0.6%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,879,750

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$448,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 3.3%
Couche-Tard, Inc., 7.5%, 2013	$340,000	$341,700
Dollar General Corp., 11.875%, 2017 (p)	539,000	612,439
Express Parent LLC, 8.75%, 2018 (n)	665,000	676,638
Limited Brands, Inc., 6.9%, 2017	760,000	761,900
Limited Brands, Inc., 6.95%, 2033	430,000	377,863
Macy’s, Inc., 5.75%, 2014	795,000	798,975
Macy’s, Inc., 5.9%, 2016	1,285,000	1,288,213
Neiman Marcus Group, Inc., 10.375%, 2015	975,000	992,063
QVC, Inc., 7.375%, 2020 (n)	870,000	846,075
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,695,950
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,260,000	1,376,550
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,175,000	1,204,375

		$10,972,741

Specialty Stores – 0.4%
Michaels Stores, Inc., 11.375%, 2016	$415,000	$431,600
Payless ShoeSource, Inc., 8.25%, 2013	982,000	991,820

		$1,423,420

Telecommunications – Wireless – 4.9%
Clearwire Corp., 12%, 2015 (n)	$1,655,000	$1,640,519
Cricket Communications, Inc., 7.75%, 2016	790,000	805,800
Crown Castle International Corp., 9%, 2015	1,120,000	1,184,400
Crown Castle International Corp., 7.75%, 2017 (n)	475,000	502,313
Crown Castle International Corp., 7.125%, 2019	1,190,000	1,163,225
Digicel Group Ltd., 12%, 2014 (n)	200,000	223,500
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,143,450
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	959,063
Nextel Communications, Inc., 6.875%, 2013	805,000	779,844
NII Holdings, Inc., 10%, 2016	975,000	1,026,188
SBA Communications Corp., 8%, 2016 (n)	390,000	403,650
SBA Communications Corp., 8.25%, 2019 (n)	330,000	347,325
Sprint Capital Corp., 6.875%, 2028	545,000	452,350
Sprint Nextel Corp., 8.375%, 2017	1,455,000	1,455,000
Sprint Nextel Corp., 8.75%, 2032	2,335,000	2,229,925
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,985,000	2,054,475

		$16,371,027

Telephone Services – 0.4%
Frontier Communications Corp., 8.125%, 2018	$1,205,000	$1,197,469

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016 (n)	$645,000	$656,288

Transportation – Services – 1.3%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$265,000	$265,663
Commercial Barge Line Co., 12.5%, 2017	1,740,000	1,837,875
Hertz Corp., 8.875%, 2014	2,100,000	2,126,250

		$4,229,788

9

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 3.9%
AES Corp., 8%, 2017	$2,805,000	$2,833,015
Calpine Corp., 8%, 2016 (n)	1,080,000	1,104,300
Dynegy Holdings, Inc., 7.5%, 2015	1,145,000	905,981
Dynegy Holdings, Inc., 7.5%, 2015 (n)	745,000	585,756
Dynegy Holdings, Inc., 7.75%, 2019	1,085,000	750,006
Edison Mission Energy, 7%, 2017	2,540,000	1,625,600
Energy Future Holdings Corp., 10.875%, 2017	395,000	292,300
Energy Future Holdings Corp., 10%, 2020 (n)	1,040,000	1,034,800
Mirant North America LLC, 7.375%, 2013	405,000	414,113
NRG Energy, Inc., 7.375%, 2016	2,060,000	2,049,700
Texas Competitive Electric Holdings LLC, 10.25%, 2015	2,580,000	1,702,800

		$13,298,371

Total Bonds (Identified Cost, $318,502,884)		$310,806,213

FLOATING RATE LOANS (g)(r) – 2.9%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$587,778	$579,451

Automotive – 1.2%
Accuride Corp., Term Loan, 9.75%, 2013	$148,718	$147,975
Ford Motor Co., Term Loan, 3.33%, 2013	4,031,063	3,804,316

		$3,952,291

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$345,246	$322,229
Local TV Finance LLC, Term Loan B, 2.35%, 2013	100,669	88,085
New Young Broadcasting Holding Co., Inc., Term Loan, 2015 (o)	363,559	361,263

		$771,577

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.39%, 2013	$136,577	$115,271
Realogy Corp., Term Loan, 3.29%, 2013	507,285	428,149

		$543,420

Financial Institutions – 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$190,230	$184,808

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$1,652,646	$57,843

Printing & Publishing – 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$1,576,410	$930,649

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Utilities – Electric Power – 0.8%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$2,288,342	$1,686,222
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.85%, 2014	1,323,222	974,428

		$2,660,650

Total Floating Rate Loans (Identified Cost, $11,393,472)		$9,680,689

COMMON STOCKS – 1.1%
Automotive – 0.1%
Accuride Corp. (a)	163,927	$208,186
Oxford Automotive, Inc. (a)	82	0

		$208,186

Broadcasting – 0.2%
Dex One Corp. (a)	14,655	$278,445
New Young Broadcasting Holding Co., Inc.	163	323,605
Supermedia, Inc. (a)	1,010	18,473

		$620,523

Chemicals – 0.5%
LyondellBasell Industries N.V., “A” (a)	44,685	$721,663
LyondellBasell Industries N.V., “B” (a)	53,237	859,778

		$1,581,441

Construction – 0.2%
Nortek, Inc. (a)	18,995	$797,790

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.	13,200	$198,792

Printing & Publishing – 0.0%
American Media, Inc. (a)	15,806	$96,731
Golden Books Family Entertainment, Inc. (a)	2,125	0
World Color Press, Inc. (a)	5,010	55,862

		$152,593

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	676	$28,392

Total Common Stocks (Identified Cost, $5,905,092)		$3,587,717

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z) (Identified Cost, $326,480)	424	$329,567

10

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.3%
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	$443	$877,687

Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	10/08/09	$2,840	$4,260
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	10/08/09	2,543	2,111

				$6,371

Total Warrants (Identified Cost, $921,477)				$884,058

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 0.3%
Automotive – 0.2%
Accuride Corp., 7.5%, 2020	$275,005	$705,539

Oil Services – 0.1%
Transocean, Inc., 1.5%, 2037	$415,000	$343,413

Total Convertible Bonds (Identified Cost, $687,682)		$1,048,952

MONEY MARKET FUNDS (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value	4,844,296	$4,844,296

Total Investments (Identified Cost, $342,581,383)		$331,181,492

OTHER ASSETS, LESS LIABILITIES – 1.5%		5,106,334

Net Assets – 100.0%		$336,287,826

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,724,000, representing 21.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045	9/21/04	$790,726	$56,656
Airlie LCDO Ltd., CDO, FRN, 2.44%, 2011	10/13/06	721,695	317,546
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	326,480	329,567
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	65,643	57,199
American Media Operations, Inc., 14%, 2013	1/29/09-5/01/10	639,777	639,391
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	257,730	265,663
Anthracite Ltd., CDO, 6%, 2037	5/14/02	254,762	14,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.605%, 2038	12/20/05	595,494	29,775
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/15/10	1,242,579	712,117
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	940,141	20,583
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.615%, 2050	4/12/06	503,966	10,079
Capella Healthcare, Inc., 9.25%, 2017	6/21/10	241,916	247,450
Case New Holland, Inc., 7.875%, 2017	6/22/10	923,683	936,975
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	680,000	680,000
LBI Media, Inc., 8.5%, 2017	7/18/07	634,358	553,088
Local TV Finance LLC, 10%, 2015	11/09/07-5/31/10	1,553,467	1,311,529

11

MFS High Income Series

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Current Market Value
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	$462,261	$372,875
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	1,087,194	986,313
Wachovia Credit, CDO, FRN, 1.888%, 2026	6/08/06	372,000	14,880
Total Restricted Securities			$7,556,186
% of Net Assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	1,317,261	9/15/10	$1,587,062	$1,611,459	$(24,397)

At June 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

12

MFS High Income Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $337,737,087)	$326,337,196
Underlying funds, at cost and value	4,844,296
Total investments, at value (identified cost, $342,581,383)	$331,181,492
Cash	94,070
Receivables for
Investments sold	3,800,954
Fund shares sold	400,865
Interest and dividends	6,394,190
Other assets	2,335
Total assets		$341,873,906
Liabilities
Payables for
Forward foreign currency exchange contracts	$24,397
Investments purchased	3,613,662
Fund shares reacquired	1,849,992
Payable to affiliates
Investment adviser	12,990
Shareholder servicing costs	269
Distribution and/or service fees	98
Administrative services fee	308
Payable for independent Trustees’ compensation	1,567
Accrued expenses and other liabilities	82,797
Total liabilities		$5,586,080
Net assets		$336,287,826
Net assets consist of
Paid-in capital	$370,217,700
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,424,352)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,082,466)
Undistributed net investment income	13,576,944
Net assets		$336,287,826
Shares of beneficial interest outstanding		42,226,619

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$329,295,360	41,345,936	$7.96
Service Class	6,992,466	880,683	7.94

See Notes to Financial Statements

13

MFS High Income Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$15,579,824
Dividends	62,993
Dividends from underlying funds	9,066
Total investment income		$15,651,883
Expenses
Management fee	$1,245,490
Distribution and/or service fees	9,089
Shareholder servicing costs	21,448
Administrative services fee	30,420
Independent Trustees’ compensation	6,298
Custodian fee	36,688
Shareholder communications	27,804
Auditing fees	32,432
Legal fees	3,843
Miscellaneous	12,511
Total expenses		$1,426,023
Fees paid indirectly	(382)
Reduction of expenses by investment adviser	(1,175)
Net expenses		$1,424,466
Net investment income		$14,227,417
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$6,499,388
Foreign currency transactions	435,873
Net realized gain (loss) on investments and foreign currency transactions		$6,935,261
Change in unrealized appreciation (depreciation)
Investments	$(7,273,889)
Translation of assets and liabilities in foreign currencies	(92,649)
Net unrealized gain (loss) on investments and foreign currency translation		$(7,366,538)
Net realized and unrealized gain (loss) on investments and foreign currency		$(431,277)
Change in net assets from operations		$13,796,140

See Notes to Financial Statements

14

MFS High Income Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$14,227,417	$26,075,899
Net realized gain (loss) on investments and foreign currency transactions	6,935,261	(10,012,091)
Net unrealized gain (loss) on investments and foreign currency translation	(7,366,538)	94,015,816
Change in net assets from operations	$13,796,140	$110,079,624
Distributions declared to shareholders
From net investment income	$(27,232,133)	$(22,631,405)
Change in net assets from fund share transactions	$(1,673,008)	$53,706,035
Total change in net assets	$(15,109,001)	$141,154,254
Net assets
At beginning of period	351,396,827	210,242,573
At end of period (including undistributed net investment income of $13,576,944 and $26,581,660, respectively)	$336,287,826	$351,396,827

See Notes to Financial Statements

15

MFS High Income Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$8.25		$6.25	$9.52	$10.04	$9.87	$10.37
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.63	$0.71	$0.71	$0.68	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		1.98	(3.18)	(0.52)	0.29	(0.48)
Total from investment operations	$0.34		$2.61	$(2.47)	$0.19	$0.97	$0.19
Less distributions declared to shareholders
From net investment income	$(0.63)		$(0.61)	$(0.80)	$(0.71)	$(0.80)	$(0.69)
Net asset value, end of period	$7.96		$8.25	$6.25	$9.52	$10.04	$9.87
Total return (%) (k)(r)(s)	4.02	(n)	45.08	(28.26)	1.77	10.37	2.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.87	0.88	0.91	0.90
Expenses after expense reductions (f)	0.80	(a)	0.81	0.82	0.83	0.88	0.90
Net investment income	8.01	(a)	8.89	8.66	7.21	7.06	6.81
Portfolio turnover	36		52	60	73	92	56
Net assets at end of period (000 omitted)	$329,295		$344,186	$203,800	$324,081	$355,113	$355,264

See Notes to Financial Statements

16

MFS High Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$8.22		$6.22	$9.47	$9.99	$9.80	$10.29
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.62	$0.69	$0.68	$0.66	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		1.96	(3.17)	(0.52)	0.27	(0.50)
Total from investment operations	$0.34		$2.58	$(2.48)	$0.16	$0.93	$0.18
Less distributions declared to shareholders
From net investment income	$(0.62)		$(0.58)	$(0.77)	$(0.68)	$(0.74)	$(0.67)
Net asset value, end of period	$7.94		$8.22	$6.22	$9.47	$9.99	$9.80
Total return (%) (k)(r)(s)	3.93	(n)	44.75	(28.43)	1.54	9.99	2.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07	1.12	1.13	1.16	1.15
Expenses after expense reductions (f)	1.05	(a)	1.06	1.07	1.08	1.13	1.15
Net investment income	7.77	(a)	8.78	8.40	6.96	6.81	6.38
Portfolio turnover	36		52	60	73	92	56
Net assets at end of period (000 omitted)	$6,992		$7,210	$6,442	$11,086	$11,896	$10,056

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

17

MFS High Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the

18

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$703,897	$1,155,749	$1,298,023	$3,157,669
Netherlands	1,581,440	—	—	1,581,440
Canada	62,232	—	—	62,232
Non-U.S. Sovereign Debt	—	368,088	—	368,088
Corporate Bonds	—	273,044,376	—	273,044,376
Residential Mortgage-Backed Securities	—	29,775	—	29,775
Commercial Mortgage-Backed Securities	—	1,771,750	—	1,771,750
Asset-Backed Securities (including CDOs)	—	543,823	317,546	861,369
Foreign Bonds	—	35,779,808	—	35,779,808
Floating Rate Loans	—	9,319,426	361,263	9,680,689
Mutual Funds	4,844,296	—	—	4,844,296
Total Investments	$7,191,865	$322,012,795	$1,976,832	$331,181,492

Other Financial Instruments
Forward Currency Contracts	$—	$(24,397)	$—	$(24,397)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Floating Rate Loans	Total
Balance as of 12/31/09	$45,362	$349,798	$—	$395,160
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	105,191	(40,074)	16,186	81,303
Net purchases (sales)	1,147,470	7,822	345,077	1,500,369
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 6/30/10	$1,298,023	$317,546	$361,263	$1,976,832

The net change in unrealized (depreciation) from investments still held as Level 3 at June 30, 2010 is $81,303.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it

19

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$(24,397)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$440,115

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(87,342)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

20

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

21

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and derivatives transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$22,631,405

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$343,578,155
Gross appreciation	13,914,229
Gross depreciation	(26,310,892)
Net unrealized appreciation (depreciation)	$(12,396,663)
As of 12/31/09
Undistributed ordinary income	27,229,903
Capital loss carryforwards	(41,899,718)
Other temporary differences	(580,055)
Net unrealized appreciation (depreciation)	(5,244,011)

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/10	$(8,888,518)
12/31/13	(192,521)
12/31/14	(2,353,912)
12/31/16	(22,939,919)
12/31/17	(7,524,848)
$(41,899,718)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$26,701,187	$22,085,619
Service Class	530,946	545,786
Total	$27,232,133	$22,631,405

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

22

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.15% annually of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Effective May 1, 2010, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $21,250, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $198.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets . The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,466 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,175, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

23

MFS High Income Series

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $122,822,535 and $136,677,665, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,189,795	$43,937,437	14,856,612	$100,282,166
Service Class	48,416	401,955	89,329	635,190
	5,238,211	$44,339,392	14,945,941	$100,917,356
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,284,279	$26,701,187	3,597,006	$22,085,619
Service Class	65,468	530,946	89,035	545,786
	3,349,747	$27,232,133	3,686,041	$22,631,405
Shares reacquired
Initial Class	(8,838,860)	$(72,344,014)	(9,367,614)	$(67,563,729)
Service Class	(110,406)	(900,519)	(337,448)	(2,278,997)
	(8,949,266)	$(73,244,533)	(9,705,062)	$(69,842,726)
Net change
Initial Class	(364,786)	$(1,705,390)	9,086,004	$54,804,056
Service Class	3,478	32,382	(159,084)	(1,098,021)
	(361,308)	$(1,673,008)	8,926,920	$53,706,035

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $2,544 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,280,113	87,295,688	(88,731,505)	4,844,296

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,066	$4,844,296

24

MFS High Income Series

RESULTS OF SHAREHOLDER MEETING (unaudited)

At a special meeting of shareholders of MFS Variable Insurance Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

25

MFS Research Bond Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

26

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Semiannual report

6/30/10
VWG-SEM

MFS® STRATEGIC INCOME SERIES

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED  •  MAY LOSE VALUE •  NO BANK GUARANTEE  •  NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Series

LETTER FROM THE CEO

Dear Contract Owners:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery. As that crisis unrolled with no clear resolution, risk aversion rose along with volatility. Weakening economic data late in the period added uncertainty to the mix and sparked a retrenchment in global equity markets.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

MFS Strategic Income Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	34.1%
High Yield Corporates	30.6%
Non-U.S. Government Bonds	16.3%
U.S. Treasury Securities	5.3%
Emerging Markets Bonds	4.8%
Commercial Mortgage-Backed Securities	2.7%
U.S. Government Agencies	1.9%
Mortgage-Backed Securities	1.9%
Floating Rate Loans	0.8%
Asset-Backed Securities	0.7%
Collateralized Debt Obligations	0.3%

Composition including fixed income credit quality (a)(i)
AAA	11.3%
AA	11.7%
A	13.9%
BBB	22.1%
BB	11.6%
B	14.2%
CCC	6.6%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
Cash & Other (NR)	5.0%
U.S. Agency (NR)	3.0%
Non-Fixed Income (NR)	0.5%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.0 yrs.

Issuer country weightings (i)
United States	66.9%
Japan	4.7%
United Kingdom	3.9%
France	3.1%
Italy	2.8%
Netherlands	2.6%
Germany	2.6%
Canada	2.4%
Australia	1.2%
Other Countries	9.8%

(a)	The rating categories (e.g., AAA) include: (1) debt securities and fixed income structured products which have long-term public ratings; and (2) credit default swaps for which the underlying security has a long-term public rating. All other assets are not rated (NR). All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

The Cash & Other (NR) category includes: cash, other assets less liabilities (including any derivative offsets), short-term securities, and unrated fixed income securities.

The U.S. Agency (NR) category includes unrated U.S. agency fixed income securities and collateralized mortgage obligations of U.S. agency mortgage-backed securities.

The Non-Fixed Income (NR) category includes equity securities (including convertible bonds), commodities, and any associated derivatives.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MFS Strategic Income Series

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

MFS Strategic Income Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2010 through June 30, 2010

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period (p) 1/01/10-6/30/10
Initial Class	Actual	0.83%	$1,000.00	$1,039.19	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,038.43	$5.46
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.80% and 1.05% for Classes IC and SC respectively; the actual expenses paid during the period would have been approximately $4.05 and $5.31 for Initial Class and Service Class, respectively; and the hypothetical expenses paid during the period would have been approximately $4.01 and $5.26 for Initial Class and Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Strategic Income Series

PORTFOLIO OF INVESTMENTS – 6/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.4%
Aerospace – 0.6%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$31,500
Bombardier, Inc., 7.5%, 2018 (n)	55,000	56,650
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	50,000	40,063
Oshkosh Corp., 8.25%, 2017	15,000	15,600
Oshkosh Corp., 8.5%, 2020	20,000	20,800
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	35,000	34,300

		$198,913

Airlines – 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$22,719	$18,630
Continental Airlines, Inc., 7.339%, 2014	69,036	66,102
Delta Air Lines, Inc., 7.711%, 2011	15,000	14,850

		$99,582

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$30,413
Phillips-Van Heusen Corp., 7.375%, 2020	20,000	20,175

		$50,588

Asset-Backed & Securitized – 3.6%
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045 (z)	$100,000	$6,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040 (z)	193,279	79,592
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	48,009	48,009
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	102,602	82,081
Crest Ltd., CDO, 7%, 2040	137,000	6,850
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	117,200	121,070
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	180,486	184,568
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	94,375
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	406,106	32,935
First Union National Bank Commercial Mortgage Trust, FRN, 1.156%, 2043 (i)(n)	1,805,656	6,404
First Union-Lehman Brothers Bank of America, FRN, 0.578%, 2035 (i)	1,301,665	24,457
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	89,699	94,085
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	104,207
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.049%, 2030 (i)	327,812	8,673
Morgan Stanley Capital I, Inc., FRN, 1.239%, 2039 (i)(z)	1,126,960	34,372
Mortgage Capital Funding, Inc., FRN, 1.866%, 2031 (i)	7,902	3
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013 (z)	171,000	156,946

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Salomon Brothers Mortgage Securities, Inc., FRN, 6.948%, 2032 (z)	$134,179	$141,979

		$1,226,856

Automotive – 1.1%
Allison Transmission, Inc., 11%, 2015 (n)	$50,000	$52,375
Ford Motor Credit Co. LLC, 12%, 2015	200,000	231,520
General Motors Corp., 7.125%, 2013 (d)	35,000	10,412
Goodyear Tire & Rubber Co., 10.5%, 2016	50,000	54,375
Johnson Controls, Inc., 5.25%, 2011	30,000	30,475

		$379,157

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$35,000	$35,438

Broadcasting – 2.0%
Allbritton Communications Co., 8%, 2018 (n)	$15,000	$14,850
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	19,923	11,466
CBS Corp., 5.75%, 2020	20,000	21,467
Gray Television, Inc., 10.5%, 2015 (n)	10,000	9,700
Intelsat Jackson Holdings Ltd., 9.5%, 2016	85,000	89,250
Lamar Media Corp., 6.625%, 2015	40,000	38,300
Lamar Media Corp., “C”, 6.625%, 2015	20,000	18,950
LBI Media, Inc., 8.5%, 2017 (z)	30,000	25,725
LIN TV Corp., 6.5%, 2013	25,000	24,375
Local TV Finance LLC, 10%, 2015 (p)(z)	54,245	44,707
Newport Television LLC, 13%, 2017 (n)(p)	55,533	43,738
News America, Inc., 6.4%, 2035	100,000	108,834
News America, Inc., 6.9%, 2039	29,000	33,282
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	59,699	52,990
Nexstar Broadcasting Group, Inc., 7%, 2014	20,000	17,800
Salem Communications Corp., 9.625%, 2016	9,000	9,270
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	15,150
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	19,700
Univision Communications, Inc., 12%, 2014 (n)	20,000	21,450
Univision Communications, Inc., 9.75%, 2015 (n)(p)	55,698	44,565

		$665,569

Brokerage & Asset Managers – 1.2%
BlackRock, Inc., 3.5%, 2014	$90,000	$93,339
E*TRADE Financial Corp., 7.875%, 2015	30,000	26,850
E*TRADE Financial Corp., 12.5%, 2017	5,000	5,312
Janus Capital Group, Inc., 6.95%, 2017	45,000	45,174
Nuveen Investments, Inc., 10.5%, 2015	35,000	30,450
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	210,697

		$411,822

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – 1.6%
Associated Materials, Inc., 11.25%, 2014	$50,000	$51,000
Building Materials Holding Corp., 7%, 2020 (n)	15,000	14,850
CEMEX Finance LLC, 9.5%, 2016 (n)	119,000	114,835
CRH PLC, 8.125%, 2018	80,000	96,476
Lafarge S.A., 6.15%, 2011	160,000	163,973
Masco Corp., 7.125%, 2020	15,000	14,565
Nortek, Inc., 11%, 2013	70,177	73,160
Ply Gem Industries, Inc., 11.75%, 2013	25,000	26,125

		$554,984

Business Services – 0.5%
First Data Corp., 9.875%, 2015	$80,000	$60,800
Iron Mountain, Inc., 6.625%, 2016	40,000	39,300
Iron Mountain, Inc., 8.375%, 2021	15,000	15,300
SunGard Data Systems, Inc., 10.25%, 2015	61,000	62,983

		$178,383

Cable TV – 1.8%
Cablevision Systems Corp., 8.625%, 2017 (n)	$25,000	$25,500
CCH II LLC, 13.5%, 2016	10,000	11,650
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)	5,000	5,025
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)	5,000	5,112
Charter Communications, Inc., 10.875%, 2014 (n)	15,000	16,650
CSC Holdings LLC, 8.5%, 2014	50,000	52,125
DIRECTV Holdings LLC, 5.875%, 2019	40,000	43,695
EchoStar Corp., 7.125%, 2016	15,000	15,037
Insight Communications Co., Inc., 9.375%, 2018 (z)	20,000	20,000
Mediacom LLC, 9.125%, 2019	35,000	33,775
TCI Communications, Inc., 9.8%, 2012	81,000	90,619
Time Warner Cable, Inc., 8.25%, 2019	120,000	147,576
Videotron LTEE, 6.875%, 2014	25,000	25,125
Virgin Media Finance PLC, 9.125%, 2016	100,000	103,500

		$595,389

Chemicals – 1.6%
Ashland, Inc., 9.125%, 2017	$60,000	$65,700
Dow Chemical Co., 8.55%, 2019	170,000	208,099
Hexion Specialty Chemicals, Inc., 9.75%, 2014	35,000	33,075
Hexion U.S. Finance Corp., 8.875%, 2018	40,000	36,100
Lyondell Chemical Co., 11%, 2018	24,207	25,962
Momentive Performance Materials, Inc., 12.5%, 2014	44,000	47,960
Momentive Performance Materials, Inc., 11.5%, 2016	24,000	21,180
Nalco Finance Holdings, Inc., 9%, 2014	55,000	55,825
Solutia, Inc., 7.875%, 2020	35,000	34,913

		$528,814

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – Systems – 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$30,000	$30,750

Construction – 0.4%
Lennar Corp., 5.125%, 2010	$130,000	$130,000

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,425
ACCO Brands Corp., 7.625%, 2015	15,000	13,800
Central Garden & Pet Co., 8.25%, 2018	25,000	24,781
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	20,000	20,700
Fortune Brands, Inc., 5.125%, 2011	147,000	149,824
Hasbro, Inc., 6.125%, 2014	20,000	21,290
Jarden Corp., 7.5%, 2017	35,000	34,300
Libbey Glass, Inc., 10%, 2015 (n)	30,000	31,050
Visant Holding Corp., 8.75%, 2013	25,000	25,250
Whirlpool Corp., 8%, 2012	48,000	52,510

		$378,930

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$30,000	$30,600
KAR Holdings, Inc., FRN, 4.344%, 2014	20,000	18,300
Service Corp. International, 7%, 2017	80,000	78,800
Service Corp. International, 7.625%, 2018	39,000	39,488
Ticketmaster Entertainment, Inc., 10.75%, 2016	25,000	26,938
Western Union Co., 5.4%, 2011	210,000	221,358

		$415,484

Containers – 0.6%
Graham Packaging Holdings Co., 9.875%, 2014	$55,000	$56,237
Greif, Inc., 6.75%, 2017	145,000	142,281

		$198,518

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$149,069
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	45,607
ManTech International Corp., 7.25%, 2018 (n)	25,000	25,250

		$219,926

Electronics – 0.2%
Freescale Semiconductor, Inc., 8.875%, 2014	$20,000	$18,250
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	15,000	15,300
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	20,000	19,750
Jabil Circuit, Inc., 7.75%, 2016	25,000	26,125

		$79,425

Emerging Market Quasi-Sovereign – 1.1%
IIRSA Norte Finance Ltd., 8.75%, 2024	$112,438	$124,244
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	100,000	122,380

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petrobras International Finance Co., 7.875%, 2019	$66,000	$75,514
Petroleos Mexicanos, 6%, 2020 (n)	60,000	63,000

		$385,138

Emerging Market Sovereign – 0.5%
Republic of Argentina, FRN, 0.389%, 2012	$73,613	$67,604
Republic of South Africa, 5.5%, 2020	100,000	103,375

		$170,979

Energy – Independent – 2.9%
Anadarko Petroleum Corp., 5.95%, 2016	$20,000	$17,214
Chaparral Energy, Inc., 8.875%, 2017	45,000	41,400
Chesapeake Energy Corp., 6.375%, 2015	40,000	41,300
EnCana Corp., 6.5%, 2019	50,000	57,461
Hilcorp Energy I LP, 9%, 2016 (n)	55,000	56,375
Newfield Exploration Co., 6.625%, 2014	40,000	40,250
Newfield Exploration Co., 6.625%, 2016	30,000	30,150
OPTI Canada, Inc., 8.25%, 2014	40,000	34,800
Penn Virginia Corp., 10.375%, 2016	100,000	106,500
Petrohawk Energy Corp., 10.5%, 2014	20,000	21,500
Pioneer Natural Resources Co., 6.875%, 2018	35,000	35,146
Pioneer Natural Resources Co., 7.5%, 2020	90,000	92,754
Plains Exploration & Production Co., 7%, 2017	70,000	66,850
Questar Market Resources, Inc., 6.8%, 2020	78,000	81,066
Quicksilver Resources, Inc., 8.25%, 2015	35,000	34,563
Quicksilver Resources, Inc., 9.125%, 2019	10,000	10,150
Range Resources Corp., 8%, 2019	30,000	31,313
SandRidge Energy, Inc., 8%, 2018 (n)	45,000	42,638
Southwestern Energy Co., 7.5%, 2018	35,000	37,188
Talisman Energy, Inc., 7.75%, 2019	10,000	12,277
Williams Cos., Inc., FRN, 2.29%, 2010 (n)	80,000	79,985

		$970,880

Energy – Integrated – 0.6%
Cenovus Energy, Inc., 4.5%, 2014	$30,000	$32,046
Hess Corp., 8.125%, 2019	30,000	37,397
Petro-Canada, 5%, 2014	110,000	118,665

		$188,108

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$40,000	$42,000
AMC Entertainment, Inc., 8.75%, 2019	30,000	30,150
Cinemark USA, Inc., 8.625%, 2019	45,000	45,225

		$117,375

Financial Institutions – 2.3%
CIT Group, Inc., 7%, 2014	$40,000	$37,700
CIT Group, Inc., 7%, 2017	100,000	90,000
General Electric Capital Corp., 6%, 2019	30,000	32,477
General Electric Capital Corp., 5.5%, 2020	80,000	84,540
General Electric Capital Corp., FRN, 0.474%, 2012	90,000	87,688
GMAC, Inc., 6.75%, 2014	125,000	120,937

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
GMAC, Inc., 8%, 2031	$73,000	$67,342
International Lease Finance Corp., 5.625%, 2013	60,000	54,150
International Lease Finance Corp., 8.75%, 2017 (n)	50,000	47,375
Nationstar Mortgage LLC, 10.875%, 2015 (z)	15,000	11,775
ORIX Corp., 5.48%, 2011	130,000	134,509

		$768,493

Food & Beverages – 2.1%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$140,000	$169,927
ARAMARK Corp., 8.5%, 2015	30,000	30,300
B&G Foods, Inc., 7.625%, 2018	25,000	25,125
Constellation Brands, Inc., 7.25%, 2016	15,000	15,131
Del Monte Foods Co., 6.75%, 2015	50,000	50,687
Kraft Foods, Inc., 6.125%, 2018	80,000	91,160
Miller Brewing Co., 5.5%, 2013 (n)	150,000	164,099
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	45,900
Smithfield Foods, Inc., 7.75%, 2017	20,000	19,100
TreeHouse Foods, Inc., 7.75%, 2018	35,000	36,313
Tyson Foods, Inc., 7.85%, 2016	70,000	76,125

		$723,867

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020 (n)	$30,000	$29,925
Buckeye Technologies, Inc., 8.5%, 2013	25,000	25,312
Cascades, Inc., 7.75%, 2017	25,000	24,875
Georgia-Pacific Corp., 7.125%, 2017 (n)	35,000	35,700
Georgia-Pacific Corp., 8%, 2024	55,000	58,300
Georgia-Pacific Corp., 7.25%, 2028	10,000	9,875
Graphic Packaging International Corp., 9.5%, 2013	25,000	25,437
Millar Western Forest Products Ltd., 7.75%, 2013	75,000	64,500
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	101,000

		$374,924

Gaming & Lodging – 1.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	$65,000	$244
Gaylord Entertainment Co., 6.75%, 2014	30,000	28,875
GWR Operating Partnership LLP, 10.875%, 2017 (n)	20,000	19,875
Harrah’s Operating Co., Inc., 11.25%, 2017	70,000	73,675
Harrah’s Operating Co., Inc., 10%, 2018	24,000	19,680
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,640
Host Hotels & Resorts, Inc., 6.75%, 2016	40,000	39,550
Host Hotels & Resorts, Inc., 9%, 2017	5,000	5,350
Marriott International, Inc., 5.625%, 2013	80,000	85,231
MGM Mirage, 10.375%, 2014	5,000	5,438
MGM Mirage, 7.5%, 2016	35,000	27,563
MGM Mirage, 11.125%, 2017	10,000	11,025
MGM Mirage, 11.375%, 2018 (n)	45,000	42,300
MGM Mirage, 9%, 2020 (n)	30,000	30,825

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 8.75%, 2019	$ 35,000	$35,963
Pinnacle Entertainment, Inc., 7.5%, 2015	30,000	28,125
Royal Caribbean Cruises Ltd., 7%, 2013	15,000	14,925
Royal Caribbean Cruises Ltd., 11.875%, 2015	20,000	23,000
Station Casinos, Inc., 6%, 2012 (d)	35,000	2,078
Station Casinos, Inc., 6.5%, 2014 (d)	85,000	638
Station Casinos, Inc., 6.875%, 2016 (d)	180,000	135
Wyndham Worldwide Corp., 6%, 2016	40,000	38,807

		$534,942

Industrial – 0.6%
Altra Holdings, Inc., 8.125%, 2016 (n)	$ 25,000	$24,781
Aquilex Corp., 11.125%, 2016 (n)	5,000	5,000
Baldor Electric Co., 8.625%, 2017	55,000	56,925
Great Lakes Dredge & Dock Corp., 7.75%, 2013	30,000	29,700
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	20,000	20,600
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	15,000	14,550
Steelcase, Inc., 6.5%, 2011	61,000	62,256

		$213,812

Insurance – 2.7%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 105,000	$115,559
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$ 75,000	59,250
ING Groep N.V., 5.775% to 2015, FRN to 2049	210,000	148,050
Lincoln National Corp., 7%, 2040	60,000	63,195
Metropolitan Life Global Funding, 2.875%, 2012 (n)	140,000	143,326
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,453
Principal Financial Group, Inc., 8.875%, 2019	80,000	98,092
Prudential Financial, Inc., 6.2%, 2015	80,000	88,043
Prudential Financial, Inc., 5.375%, 2020	50,000	50,639
Unum Group, 7.125%, 2016	90,000	98,888

		$908,495

Insurance – Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$ 130,000	$134,868
AXIS Capital Holdings Ltd., 5.875%, 2020	40,000	38,329
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	50,000	54,000
PartnerRe Ltd., 5.5%, 2020	66,000	63,783
USI Holdings Corp., 9.75%, 2015 (z)	95,000	87,163

		$378,143

International Market Quasi-Sovereign – 3.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 63,000	$61,553
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 120,000	139,633

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Finance for Danish Industry A.S., FRN, 0.685%, 2012 (n)	$ 110,000	$110,799
ING Bank N.V., 3.9%, 2014 (n)	150,000	160,801
Irish Life & Permanent PLC, 3.6%, 2013 (n)	200,000	198,154
LeasePlan Corp. N.V., 3%, 2012 (n)	60,000	61,710
Nationwide Building Society, FRN, 0.615%, 2012 (n)	160,000	159,625
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)	183,000	183,152
Westpac Banking Corp., 3.45%, 2014 (n)	100,000	104,453

		$1,179,880

International Market Sovereign – 12.2%
Federal Republic of Germany, 3.75%, 2015	EUR 252,000	$339,988
Federal Republic of Germany, 4.25%, 2018	EUR 177,000	246,887
Federal Republic of Germany, 6.25%, 2030	EUR 93,000	162,852
Government of Canada, 4.5%, 2015	CAD 59,000	61,030
Government of Canada, 5.75%, 2033	CAD 11,000	13,642
Government of Japan, 1.5%, 2012	JPY 14,000,000	162,503
Government of Japan, 1.3%, 2014	JPY 30,000,000	353,899
Government of Japan, 1.7%, 2017	JPY 43,000,000	523,284
Government of Japan, 2.2%, 2027	JPY 13,000,000	158,001
Government of Japan, 2.4%, 2037	JPY 14,000,000	174,083
Kingdom of Belgium, 5.5%, 2017	EUR 83,000	118,046
Kingdom of the Netherlands, 3.75%, 2014	EUR 209,000	279,513
Kingdom of the Netherlands, 5.5%, 2028	EUR 25,000	39,717
Republic of Austria, 4.65%, 2018	EUR 55,000	75,673
Republic of France, 4.75%, 2012	EUR 93,000	123,550
Republic of France, 6%, 2025	EUR 79,000	125,439
Republic of France, 4.75%, 2035	EUR 107,000	153,409
Republic of Ireland, 4.6%, 2016	EUR 120,000	146,104
Republic of Italy, 4.75%, 2013	EUR 190,000	245,601
Republic of Italy, 5.25%, 2017	EUR 216,000	290,509
United Kingdom Treasury, 8%, 2015	GBP 98,000	189,167
United Kingdom Treasury, 8%, 2021	GBP 36,000	76,315
United Kingdom Treasury, 4.25%, 2036	GBP 50,000	75,579

		$4,134,791

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$ 100,000	$101,151
Province of Ontario, 5.45%, 2016	95,000	109,201

		$210,352

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)	$ 135,000	$146,157
Case Corp., 7.25%, 2016	15,000	15,037
Case New Holland, Inc., 7.125%, 2014	45,000	46,575
Case New Holland, Inc., 7.875%, 2017 (z)	25,000	25,187

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – continued
Rental Service Corp., 9.5%, 2014	$30,000	$29,813

		$262,769

Major Banks – 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$162,000
Bank of America Corp., 7.375%, 2014	50,000	56,038
Bank of America Corp., 8% to 2018, FRN to 2049	45,000	43,467
Bank of New York Mellon Corp., 4.3%, 2014	140,000	150,365
Barclays Bank PLC, 5.125%, 2020	100,000	99,471
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	21,320
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	87,000
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	83,043
Goldman Sachs Group, Inc., 6%, 2014	50,000	53,733
Goldman Sachs Group, Inc., 7.5%, 2019	86,000	96,129
JPMorgan Chase Capital XXVII, 7%, 2039	90,000	91,524
Macquarie Group Ltd., 6%, 2020 (n)	108,000	109,459
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	31,282
Morgan Stanley, 6.75%, 2011	40,000	41,385
Morgan Stanley, 6%, 2014	100,000	105,959
Morgan Stanley, 5.625%, 2019	100,000	96,741
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	55,000	41,250
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	100,893
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	125,000	118,125
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	50,470

		$1,639,654

Medical & Health Technology & Services – 3.4%
Biomet, Inc., 10%, 2017	$5,000	$5,375
Biomet, Inc., 11.625%, 2017	55,000	59,537
Capella Healthcare, Inc., 9.25%, 2017 (z)	5,000	5,050
Cardinal Health, Inc., 5.8%, 2016	94,000	105,265
Community Health Systems, Inc., 8.875%, 2015	80,000	82,500
Cooper Cos., Inc., 7.125%, 2015	35,000	35,087
DaVita, Inc., 6.625%, 2013	14,000	14,017
DaVita, Inc., 7.25%, 2015	73,000	73,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	21,675
HCA, Inc., 9.25%, 2016	115,000	121,900
HCA, Inc., 8.5%, 2019	25,000	26,500
HealthSouth Corp., 8.125%, 2020	50,000	49,125
Hospira, Inc., 5.55%, 2012	50,000	53,238
Hospira, Inc., 6.05%, 2017	60,000	67,553
McKesson Corp., 5.7%, 2017	40,000	45,229
Owens & Minor, Inc., 6.35%, 2016	70,000	70,496
Psychiatric Solutions, Inc., 7.75%, 2015	20,000	20,500
Psychiatric Solutions, Inc., 7.75%, 2015	15,000	15,375

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 9.25%, 2015	$55,000	$56,788
U.S. Oncology, Inc., 10.75%, 2014	45,000	46,125
United Surgical Partners International, Inc., 8.875%, 2017	15,000	14,963
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	54,175
Universal Hospital Services, Inc., FRN, 4.133%, 2015	10,000	8,400
Vanguard Health Systems, Inc., 8%, 2018	40,000	38,400
VWR Funding, Inc., 10.25%, 2015 (p)	47,531	48,006

		$1,153,279

Metals & Mining – 1.2%
Arch Western Finance LLC, 6.75%, 2013	$35,000	$35,087
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	30,000	29,700
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	30,000	29,850
CONSOL Energy, Inc., 8%, 2017 (n)	20,000	20,650
CONSOL Energy, Inc., 8.25%, 2020 (n)	15,000	15,637
FMG Finance Ltd., 10.625%, 2016 (n)	40,000	44,000
Peabody Energy Corp., “B”, 6.875%, 2013	65,000	65,488
Rio Tinto Finance USA Ltd., 5.875%, 2013	30,000	32,870
Southern Copper Corp., 6.75%, 2040	100,000	98,848
Teck Resources Ltd., 10.25%, 2016	10,000	11,800
Teck Resources Ltd., 10.75%, 2019	15,000	18,380
U.S. Steel Corp., 7.375%, 2020	20,000	19,775

		$422,085

Mortgage-Backed – 1.9%
Fannie Mae, 6%, 2017	$69,387	$75,658
Fannie Mae, 5.5%, 2020-2034	424,998	460,662
Freddie Mac, 4.224%, 2020	94,792	98,214

		$634,534

Natural Gas – Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$55,000	$54,725
Ferrellgas Partners LP, 8.625%, 2020	35,000	35,000
Inergy LP, 6.875%, 2014	35,000	34,475

		$124,200

Natural Gas – Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$41,400
CenterPoint Energy, Inc., 7.875%, 2013	142,000	162,714
Crosstex Energy, Inc., 8.875%, 2018	35,000	34,956
El Paso Corp., 8.25%, 2016	35,000	36,662
El Paso Corp., 7%, 2017	45,000	44,747
El Paso Corp., 7.75%, 2032	15,000	14,823
Enterprise Products Partners LP, FRN, 8.375%, 2066	20,000	19,975
Kinder Morgan Finance Corp., 5.35%, 2011	169,000	169,845
MarkWest Energy Partners LP, 6.875%, 2014	30,000	28,800
Spectra Energy Capital LLC, 8%, 2019	66,000	79,382

		$633,304

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.8%
AT&T, Inc., 5.8%, 2019	$70,000	$78,809
Axtel S.A.B. de C.V., 9%, 2019 (n)	100,000	89,000
CenturyTel, Inc., 7.6%, 2039	90,000	85,321
Cincinnati Bell, Inc., 8.25%, 2017	10,000	9,350
Cincinnati Bell, Inc., 8.75%, 2018	35,000	31,762
Citizens Communications Co., 9%, 2031	15,000	13,912
France Telecom, 4.375%, 2014	80,000	86,270
New Communications Holdings, Inc., 8.5%, 2020 (n)	35,000	35,087
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	55,000	56,513
Qwest Communications International, Inc., 8%, 2015 (n)	10,000	10,275
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	34,913
Qwest Corp., 7.5%, 2014	65,000	69,144
Telecom Italia Capital, 4.875%, 2010	26,000	26,192
Telefonica S.A., 5.877%, 2019	80,000	85,326
Verizon Communications, Inc., 8.75%, 2018	80,000	103,998
Verizon New England, Inc., 6.5%, 2011	60,000	63,366
Windstream Corp., 8.625%, 2016	70,000	70,525

		$949,763

Oil Services – 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$35,000	$30,275
Basic Energy Services, Inc., 7.125%, 2016	15,000	12,450
Edgen Murray Corp., 12.25%, 2015 (n)	15,000	12,675
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	30,000	29,100
Pioneer Drilling Co., 9.875%, 2018 (n)	25,000	24,500
Smith International, Inc., 9.75%, 2019	100,000	136,111

		$245,111

Other Banks & Diversified Financials – 4.4%
American Express Centurion Bank, 5.2%, 2010	$250,000	$253,793
Banco Votorantim S.A., 7.375%, 2020 (n)	100,000	102,250
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	135,000	134,269
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012 (z)	43,750	42,823
Capital One Financial Corp., 10.25%, 2039	100,000	105,500
Citigroup, Inc., 6.375%, 2014	80,000	84,972
Citigroup, Inc., 5.5%, 2014	60,000	61,687
Citigroup, Inc., 8.5%, 2019	52,000	61,990
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	113,454
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	103,828
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	116,144
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	102,900
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	78,398
VTB Capital S.A., 6.465%, 2015 (n)	123,000	123,000

		$1,485,008

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 1.2%
Pfizer, Inc., 6.2%, 2019	$160,000	$190,144
Roche Holdings, Inc., 6%, 2019 (n)	140,000	163,085
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	44,440

		$397,669

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$134,062
Republic Services, Inc., 5.25%, 2021 (n)	80,000	84,172

		$218,234

Printing & Publishing – 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$3,191	$2,024
American Media Operations, Inc., 14%, 2013 (p)(z)	34,987	22,633
McClatchy Co., 11.5%, 2017 (n)	15,000	15,225
Nielsen Finance LLC, 10%, 2014	65,000	66,463
Nielsen Finance LLC, 11.5%, 2016	20,000	21,850
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	66,000	62,865

		$191,060

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$45,000	$46,350
Panama Canal Railway Co., 7%, 2026 (n)	95,100	76,080

		$122,430

Real Estate – 1.1%
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	$15,000	$15,037
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	24,511
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	210,888
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	52,997
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	66,687

		$370,120

Retailers – 2.4%
AutoZone, Inc., 6.5%, 2014	$150,000	$168,753
Couche-Tard, Inc., 7.5%, 2013	65,000	65,325
Dollar General Corp., 11.875%, 2017 (p)	17,000	19,316
Express Parent LLC, 8.75%, 2018 (n)	20,000	20,350
Limited Brands, Inc., 5.25%, 2014	25,000	24,813
Limited Brands, Inc., 6.9%, 2017	25,000	25,063
Limited Brands, Inc., 6.95%, 2033	15,000	13,181
Macy’s, Inc., 5.75%, 2014	30,000	30,150
Macy’s, Inc., 8.375%, 2015	120,000	132,300
Macy’s, Inc., 5.9%, 2016	40,000	40,100
Neiman Marcus Group, Inc., 10.375%, 2015	35,000	35,613
QVC, Inc., 7.375%, 2020 (n)	25,000	24,313
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	48,150
Staples, Inc., 9.75%, 2014	80,000	98,134
Toys “R” Us, Inc., 10.75%, 2017 (n)	30,000	32,775
Toys “R” Us, Inc., 8.5%, 2017 (n)	15,000	15,375

		$793,711

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.2%
Michaels Stores, Inc., 11.375%, 2016	$15,000	$15,600
Payless ShoeSource, Inc., 8.25%, 2013	44,000	44,440

		$60,040

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$100,444

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$144,857

Telecommunications – Wireless – 2.0%
American Tower Corp., 4.625%, 2015	$40,000	$41,609
Clearwire Corp., 12%, 2015 (n)	30,000	29,737
Cricket Communications, Inc., 7.75%, 2016	20,000	20,400
Crown Castle International Corp., 9%, 2015	20,000	21,150
Crown Castle International Corp., 7.75%, 2017 (n)	15,000	15,862
Crown Castle International Corp., 7.125%, 2019	60,000	58,650
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	114,146
Nextel Communications, Inc., 6.875%, 2013	30,000	29,063
NII Capital Corp., 8.875%, 2019	20,000	20,200
NII Holdings, Inc., 10%, 2016	30,000	31,575
Rogers Cable, Inc., 5.5%, 2014	79,000	87,231
SBA Communications Corp., 8.25%, 2019 (n)	10,000	10,525
Sprint Capital Corp., 6.875%, 2028	15,000	12,450
Sprint Nextel Corp., 8.375%, 2017	70,000	70,000
Sprint Nextel Corp., 8.75%, 2032	20,000	19,100
Wind Acquisition Finance S.A., 12%, 2015 (n)	75,000	77,625

		$659,323

Telephone Services – 0.1%
Frontier Communications Corp., 8.125%, 2018	$40,000	$39,750

Tobacco – 1.2%
Alliance One International, Inc., 10%, 2016 (n)	$20,000	$20,350
Altria Group, Inc., 9.25%, 2019	130,000	162,254
Lorillard Tobacco Co., 8.125%, 2019	37,000	41,035
Lorillard Tobacco Co., 6.875%, 2020	50,000	50,792
Reynolds American, Inc., 6.75%, 2017	135,000	146,257

		$420,688

Transportation – Services – 0.7%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$5,000	$5,012
Commercial Barge Line Co., 12.5%, 2017	40,000	42,250
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	123,825
Hertz Corp., 8.875%, 2014	55,000	55,688

		$226,775

U.S. Government Agencies and Equivalents – 1.9%
Small Business Administration, 6.35%, 2021	$57,890	$62,881

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.34%, 2024	$115,030	$120,877
Small Business Administration, 4.99%, 2024	135,719	144,753
Small Business Administration, 4.86%, 2025	159,262	170,183
Small Business Administration, 4.625%, 2025	62,293	66,116
Small Business Administration, 5.11%, 2025	57,697	62,203

		$627,013

U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$62,746
U.S. Treasury Bonds, 4.5%, 2036	17,000	18,780
U.S. Treasury Notes, 2.625%, 2016	40,000	41,153
U.S. Treasury Notes, 4.625%, 2017	100,000	114,242

		$236,921

Utilities – Electric Power – 4.1%
AES Corp., 8%, 2017	$65,000	$65,650
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	89,334
Calpine Corp., 8%, 2016 (n)	35,000	35,787
Colbun S.A., 6%, 2020 (n)	100,000	104,403
Duke Energy Corp., 3.35%, 2015	230,000	234,594
Dynegy Holdings, Inc., 7.5%, 2015 (n)	15,000	11,794
Dynegy Holdings, Inc., 7.5%, 2015	45,000	35,606
Dynegy Holdings, Inc., 7.75%, 2019	30,000	20,737
Edison Mission Energy, 7%, 2017	85,000	54,400
EDP Finance B.V., 6%, 2018 (n)	130,000	128,032
Enel Finance International S.A., 5.125%, 2019 (n)	183,000	183,815
Energy Future Holdings Corp., 10.875%, 2017	15,000	11,100
Energy Future Holdings Corp., 10%, 2020 (n)	35,000	34,825
Exelon Generation Co. LLC, 5.2%, 2019	40,000	42,551
Exelon Generation Co. LLC, 6.25%, 2039	80,000	85,456
FirstEnergy Corp., 6.45%, 2011	4,000	4,225
Mirant North America LLC, 7.375%, 2013	45,000	46,013
NRG Energy, Inc., 7.375%, 2016	70,000	69,650
Pacific Gas & Electric Co., 4.2%, 2011	80,000	81,638
Texas Competitive Electric Holdings LLC, 10.25%, 2015	90,000	59,400

		$1,399,010

Total Bonds (Identified Cost, $31,030,816)		$31,196,459

FLOATING RATE LOANS (g)(r) – 0.8%
Automotive – 0.3%
Accuride Corp., Term Loan, 9.75%, 2013	$5,802	$5,773
Allison Transmission, Inc., Term Loan B, 3.09%, 2014	69,070	62,832
Ford Motor Co., Term Loan, 3.33%, 2013	37,202	35,109

		$103,714

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$13,522	$12,621
New Young Broadcasting Holding Co., Inc, Term Loan, 2015 (o)	12,688	12,607

		$25,228

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.39%, 2013	$4,343	$3,665
Realogy Corp., Term Loan, 3.29%, 2013	16,130	13,614

		$17,279

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$6,129	$5,954

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$47,816	$1,674

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$50,259	$29,671

Utilities – Electric Power – 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$73,819	$54,395
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.85%, 2014	42,069	30,980

		$85,375

Total Floating Rate Loans (Identified Cost, $320,862)		$268,895

COMMON STOCKS – 0.3%
Automotive – 0.0%
Accuride Corp. (a)	5,345	$6,788

Broadcasting – 0.1%
Dex One Corp. (a)	521	$9,899
New Young Broadcasting Holding Co., Inc. (a)	6	11,293
Supermedia, Inc. (a)	35	640

		$21,832

Chemicals – 0.1%
LyondellBasell Industries N.V., “A” (a)	775	$12,516
LyondellBasell Industries N.V., “B” (a)	1,693	27,342

		$39,858

Construction – 0.1%
Nortek, Inc. (a)	1,028	$43,176

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.0%
American Media, Inc. (a)			559	$3,424
World Color Press, Inc. (a)			241	2,687

				$6,111

Total Common Stocks (Identified Cost, $171,717)				$117,765

CONVERTIBLE BONDS – 0.1%
Automotive – 0.1%
Accuride Corp., 7.5%, 2020			$7,636	$19,591

Oil Services – 0.0%
Transocean, Inc., 1.5%, 2037			$15,000	$12,413

Total Convertible Bonds (Identified Cost, $20,128)				$32,004

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	15	$30,630

Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	136	$204
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	122	101

				$305

Total Warrants (Identified Cost, $33,142)				$30,935

PREFERRED STOCKS – 0.0%
Other Banks & Diversified Financials – 0.0%
Ally Financial, Inc., 7% (Identified Cost, $11,550) (z)			15	$11,659

MONEY MARKET FUNDS (v) – 4.5%
MFS Institutional Money Market Portfolio, 0.22%, at Cost and Net Asset Value			1,510,581	$1,510,581

Total Investments (Identified Cost, $33,098,796)				$33,168,298

OTHER ASSETS, LESS LIABILITIES – 1.8%				611,654

Net Assets – 100.0%				$33,779,952

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,070,481 representing 20.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	$11,550	$11,659
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	2,323	2,024
American Media Operations, Inc., 14%, 2013	1/29/09-5/01/10	22,647	22,633
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	4,863	5,012
ARCap REIT, Inc., CDO, “H”, 6.083%, 2045	9/21/04	87,237	6,250
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.947%, 2040	3/01/06	193,279	79,592
Bonten Media Acquisition Co., 9%, 2015	5/31/07-5/15/10	19,956	11,466
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012	3/08/05	43,750	42,823
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	48,068	48,009
Capella Healthcare, Inc., 9.25%, 2017	6/21/10	4,937	5,050
Case New Holland, Inc., 7.875%, 2017	6/22/10	24,830	25,187
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10	76,469	82,081
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	178,111	184,568
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10	14,743	15,037
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	233,236	94,375
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	107,053	32,935
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	20,000	20,000
LBI Media, Inc., 8.5%, 2017	7/18/07	29,609	25,725
Local TV Finance LLC, 10%, 2015	11/13/07-5/31/10	53,031	44,707
Morgan Stanley Capital I, Inc., FRN, 1.239%, 2039	7/20/04	18,129	34,372
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	14,598	11,775
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013	12/06/04	177,452	156,946
Salomon Brothers Mortgage Securities, Inc., FRN, 6.948%, 2032	7/01/05	140,311	141,979
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	96,284	87,163
Total Restricted Securities			$1,191,368
% of Net Assets			3.5%

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/10

Forward Foreign Currency Exchange Contracts at 6/30/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	153,202	8/06/10	$146,504	$143,882	$2,622
SELL	GBP	Barclays Bank PLC	105,801	7/12/10	161,421	158,075	3,346
SELL	GBP	Deutsche Bank AG	105,801	7/12/10	161,422	158,075	3,347
BUY	JPY	Barclays Bank PLC	5,987,000	7/12/10	67,576	67,725	149

							$9,464

Liability Derivatives
BUY	CNY	Barclays Bank PLC	384,000	10/18/10	$57,331	$56,736	$(595)
BUY	CNY	JPMorgan Chase Bank N.A.	765,000	10/18/10	113,992	113,028	(964)
BUY	EUR	Barclays Bank PLC	50,000	7/12/10	61,453	61,146	(307)
SELL	EUR	UBS AG	946,204	9/15/10	1,140,005	1,157,530	(17,525)
SELL	GBP	Barclays Bank PLC	13,896	7/12/10	20,242	20,761	(519)
SELL	JPY	JPMorgan Chase Bank N.A.	26,760,517	7/12/10	286,905	302,717	(15,812)
SELL	JPY	UBS AG	6,343,419	9/14/10	69,544	71,833	(2,289)
BUY	SEK	Credit Suisse Group	36,840	7/12/10	5,100	4,725	(375)

							$(38,386)

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	13	$1,538,570	September-2010	$21,753

MFS Strategic Income Series

Portfolio of Investments (unaudited) – continued

Swap Agreements at 6/30/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	120,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$355
9/20/14	USD	160,000	Goldman Sachs International (a)	1.00% (fixed rate)	(2)	2,485

						$2,840

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $310.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS   |   STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/10
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $31,588,215)	$31,657,717
Underlying funds, at cost and value	1,510,581
Total investments, at value (identified cost, $33,098,796)	$33,168,298
Cash	17,244
Receivables for
Forward foreign currency exchange contracts	9,464
Investments sold	361,223
Fund shares sold	4,363
Interest	509,145
Swaps, at value (net unamortized premiums received, $310)	2,840
Receivable from investment adviser	11,938
Other assets	318
Total assets		$34,084,833
Liabilities
Payables for
Forward foreign currency exchange contracts	$38,386
Daily variation margin on open futures contracts	1,016
Investments purchased	165,839
Fund shares reacquired	43,229
Payable to affiliates
Investment adviser	1,297
Shareholder servicing costs	70
Distribution and/or service fees	93
Administrative services fee	96
Payable for independent Trustees’ compensation	215
Accrued expenses and other liabilities	54,640
Total liabilities		$304,881
Net assets		$33,779,952
Net assets consist of
Paid-in capital	$35,083,557
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	60,389
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,851,118)
Undistributed net investment income	487,124
Net assets		$33,779,952
Shares of beneficial interest outstanding		3,539,231

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,992,581	2,819,511	$9.57
Service Class	6,787,371	719,720	9.43

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS   |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/10
Net investment income
Income
Interest	$1,046,309
Dividends	1,046
Dividends from underlying funds	812
Total investment income		$1,048,167
Expenses
Management fee	$117,803
Distribution and/or service fees	8,385
Shareholder servicing costs	2,238
Administrative services fee	8,679
Independent Trustees’ compensation	796
Custodian fee	17,031
Shareholder communications	11,111
Auditing fees	30,693
Legal fees	572
Miscellaneous	5,549
Total expenses		$202,857
Fees paid indirectly	(27)
Reduction of expenses by investment adviser	(53,979)
Net expenses		$148,851
Net investment income		$899,316
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$163,930
Futures contracts	283
Swap transactions	433
Foreign currency transactions	323,740
Net realized gain (loss) on investments and foreign currency transactions		$488,386
Change in unrealized appreciation (depreciation)
Investments	$(67,781)
Futures contracts	55,321
Swap transactions	(740)
Translation of assets and liabilities in foreign currencies	(69,559)
Net unrealized gain (loss) on investments and foreign currency translation		$(82,759)
Net realized and unrealized gain (loss) on investments and foreign currency		$405,627
Change in net assets from operations		$1,304,943

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS   |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/10 (unaudited )	Year ended 12/31/09
Change in net assets
From operations
Net investment income	$899,316	$1,658,870
Net realized gain (loss) on investments and foreign currency transactions	488,386	(677,492)
Net unrealized gain (loss) on investments and foreign currency translation	(82,759)	5,387,843
Change in net assets from operations	$1,304,943	$6,369,221
Distributions declared to shareholders
From net investment income	$(1,656,044)	$(2,840,435)
Change in net assets from fund share transactions	$(269,973)	$4,707,311
Total change in net assets	$(621,074)	$8,236,097
Net assets
At beginning of period	34,401,026	26,164,929
At end of period (including undistributed net investment income of $487,124 and $1,243,852, respectively)	$33,779,952	$34,401,026

See Notes to Financial Statements

MFS Strategic Income Series

FINANCIAL STATEMENTS   |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.68		$8.72	$10.55	$10.67	$10.64	$11.25
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.51	$0.56	$0.59	$0.57	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		1.41	(1.76)	(0.20)	0.11	(0.37)
Total from investment operations	$0.38		$1.92	$(1.20)	$0.39	$0.68	$0.19
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.96)	$(0.63)	$(0.51)	$(0.57)	$(0.76)
From net realized gain on investments	—		—	—	—	(0.08)	(0.04)
Total distributions declared to shareholders	$(0.49)		$(0.96)	$(0.63)	$(0.51)	$(0.65)	$(0.80)
Net asset value, end of period	$9.57		$9.68	$8.72	$10.55	$10.67	$10.64
Total return (%) (k)(r)(s)	3.92	(n)	24.25	(12.12)	3.79	6.67	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.18	1.21	1.16	1.36	1.25
Expenses after expense reductions (f)	0.83	(a)	0.85	0.85	0.85	0.88	0.90
Net investment income	5.39	(a)	5.63	5.66	5.63	5.43	5.24
Portfolio turnover	23		52	41	49	66	64
Net assets at end of period (000 omitted)	$26,993		$27,652	$20,331	$32,507	$30,008	$32,323

See Notes to Financial Statements

MFS Strategic Income Series

Financial Highlights – continued

Service Class	Six months ended 6/30/10		Years ended 12/31
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$9.53		$8.60	$10.40	$10.54	$10.52	$11.13
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.53	$0.56	$0.53	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		1.39	(1.73)	(0.21)	0.11	(0.37)
Total from investment operations	$0.37		$1.87	$(1.20)	$0.35	$0.64	$0.16
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.94)	$(0.60)	$(0.49)	$(0.54)	$(0.73)
From net realized gain on investments	—		—	—	—	(0.08)	(0.04)
Total distributions declared to shareholders	$(0.47)		$(0.94)	$(0.60)	$(0.49)	$(0.62)	$(0.77)
Net asset value, end of period	$9.43		$9.53	$8.60	$10.40	$10.54	$10.52
Total return (%) (k)(r)(s)	3.84	(n)	23.88	(12.26)	3.42	6.39	1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.43	1.47	1.41	1.62	1.50
Expenses after expense reductions (f)	1.08	(a)	1.10	1.10	1.10	1.13	1.15
Net investment income	5.14	(a)	5.40	5.46	5.39	5.18	4.99
Portfolio turnover	23		52	41	49	66	64
Net assets at end of period (000 omitted)	$6,787		$6,749	$5,834	$8,192	$6,684	$6,191

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Strategic Income Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Series (the fund) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$60,177	$54,835	$45,347	$160,359
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	863,934	—	863,934
Non-U.S. Sovereign Debt	—	6,015,645	—	6,015,645
Corporate Bonds	—	17,574,104	—	17,574,104
Residential Mortgage-Backed Securities	—	634,534	—	634,534
Commercial Mortgage-Backed Securities	—	899,867	—	899,867
Asset-Backed Securities (including CDOs)	—	326,989	—	326,989
Foreign Bonds	—	4,913,390	—	4,913,390
Floating Rate Loans	—	256,288	12,607	268,895
Mutual Funds	1,510,581	—	—	1,510,581
Total Investments	$1,570,758	$31,539,586	$57,954	$33,168,298

Other Financial Instruments
Futures	$21,753	$—	$—	$21,753
Swaps	—	2,840	—	2,840
Forward Currency Contracts	—	(28,922)	—	(28,922)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 12/31/09	$1,606	$—	$1,606
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	3,868	616	4,484
Net purchases (sales)	39,873	11,991	51,864
Transfers in and/or out of Level 3	—	—	—
Balance as of 6/30/10	$45,347	$12,607	$57,954

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2010 is $4,484.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$21,753	$—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	9,464	(38,386)
Credit Contracts	Credit Default Swaps	2,840	—
Total		$34,057	$(38,386)

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$283	$—	$—
Foreign Exchange Contracts	—	—	332,373
Credit Contracts	—	433	—
Total	$283	$433	$332,373

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$55,321	$—	$—
Foreign Exchange Contracts	—	—	(64,395)
Credit Contracts	—	(740)	—
Total	$55,321	$(740)	$(64,395)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of June 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At June 30, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period, if any, will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/09
Ordinary income (including any short-term capital gains)	$2,840,435

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/10
Cost of investments	$33,262,428
Gross appreciation	1,642,922
Gross depreciation	(1,737,052)
Net unrealized appreciation (depreciation)	$(94,130)

As of 12/31/09
Undistributed ordinary income	1,654,968
Capital loss carryforwards	(2,153,011)
Other temporary differences	(404,964)
Net unrealized appreciation (depreciation)	(49,497)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/14	$(198,631)
12/31/15	(3,859)
12/31/16	(1,000,271)
12/31/17	(950,250)
$(2,153,011)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/10	Year ended 12/31/09
Initial Class	$1,336,828	$2,204,105
Service Class	319,216	636,330
Total	$1,656,044	$2,840,435

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

The management fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Prior to May 1, 2010, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.15% of the fund’s average daily net assets. This written agreement terminated on April 30, 2010. For the period January 1, 2010 through April 30, 2010, this reduction amounted to $33,165 and is reflected as a reduction of total expenses in the Statements of Operations.

Effective May 1, 2010 the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2012. For the period May 1, 2010 through June 30, 2010, this reduction amounted to $20,703 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2010, the fee was $2,012, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2010, these costs amounted to $226.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2010 was equivalent to an annual effective rate of 0.0516% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $138 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $111, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Strategic Income Series

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$95,733	$89,079
Investments (non-U.S. Government securities)	$7,450,012	$7,637,032

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/10		Year ended 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	194,759	$1,905,393	929,062	$8,390,344
Service Class	184,287	1,759,583	240,607	2,104,494
	379,046	$3,664,976	1,169,669	$10,494,838
Shares issued to shareholders in reinvestment of distributions
Initial Class	139,689	$1,336,828	272,448	$2,204,105
Service Class	33,851	319,216	79,741	636,330
	173,540	$1,656,044	352,189	$2,840,435
Shares reacquired
Initial Class	(371,150)	$(3,620,573)	(675,769)	$(6,084,617)
Service Class	(206,348)	(1,970,420)	(290,605)	(2,543,345)
	(577,498)	$(5,590,993)	(966,374)	$(8,627,962)
Net change
Initial Class	(36,702)	$(378,352)	525,741	$4,509,832
Service Class	11,790	108,379	29,743	197,479
	(24,912)	$(269,973)	555,484	$4,707,311

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2010, the fund’s commitment fee and interest expense were $253 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds–Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	1,997,163	6,196,324	(6,682,906)	1,510,581

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$812	$1,510,581

MFS Strategic Income Series

RESULTS OF SHAREHOLDER MEETINGS (unaudited)

At a special meeting of shareholders of MFS Variable Insuranse Trust, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	6,823,651,821.26	1,818,252,669.55
Lawrence H. Cohn, M.D.	6,813,621,200.14	1,828,283,290.67
Maureen R. Goldfarb	6,825,332,620.76	1,816,571,870.05
David H. Gunning	6,823,081,841.37	1,818,822,649.44
William R. Gutow	6,813,678,877.22	1,828,225,613.59
Michael Hegarty	6,827,456,515.87	1,814,447,974.94
John P. Kavanaugh	6,830,363,113.12	1,811,541,377.69
Robert J. Manning	6,825,511,264.17	1,816,393,226.64
Robert C. Pozen	6,824,854,120.27	1,817,050,370.54
J. Dale Sherratt	6,816,913,203.87	1,824,991,286.94
Laurie J. Thomsen	6,823,590,745.56	1,818,313,745.25
Robert W. Uek	6,818,161,803.66	1,823,742,687.15

MFS Strategic Income Series

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2010 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the ‘‘Products and Performance’’ section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT” in the “Products and Performance” section of mfs.com.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.